Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 82.9%
COMMON STOCK — 14.5%
Africa — 0.0%
Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	2,900	$8,816

Total Africa		8,816

Asia — 0.2%
Asset Management — 0.1%
CITIC Capital Acquisition Corp. (a),(b),(c)	200,000	2,010,000
Noah Holdings Ltd., ADR (a)	4,800	122,256

		2,132,256

Automotive — 0.0%
Niu Technologies, ADR (a)	100	1,600

Biotechnology & Pharmaceuticals — 0.0%
Dr Reddy’s Laboratories Ltd., ADR	800	42,408
Sinovac Biotech Ltd. (a)	200	1,294

		43,702

Consumer Products — 0.0%
Viomi Technology Co. Ltd., ADR (a)	400	2,120

Consumer Services — 0.0%
Tarena International, Inc., ADR (a)	900	1,395

Gaming, Lodging & Restaurants — 0.0%
Melco Resorts & Entertainment Ltd., ADR	200	3,104

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (a)	1,829	5,670

Machinery — 0.0%
China Yuchai International Ltd.	745	10,713
Hollysys Automation Technologies Ltd.	6,100	81,130

		91,843

Media — 0.0%
Momo, Inc., ADR	4,200	73,416
Phoenix New Media Ltd., ADR	1,100	1,628
Sohu.com Ltd., ADR (a)	3,200	29,472
Tencent Music Entertainment Group, ADR (a)	2,100	28,266
Trip.com Group Ltd., ADR (a)	400	10,368
Weibo Corp., ADR (a)	500	16,800

		159,950

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR	3,400	7,446

Retail - Discretionary — 0.1%
Alibaba Group Holding Ltd., ADR (a),(b),(c)	29,300	6,320,010

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc.	8,300	172,889
Magnachip Semiconductor Corp. (a)	7,700	79,310
Silicon Motion Technology Corp., ADR	1,100	53,647
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,000	56,770
United Microelectronics Corp., ADR	1,500	3,960

		366,576

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Software — 0.0%
Kingsoft Cloud Holdings Ltd., ADR (a)	900	$28,368

Specialty Finance — 0.0%
360 Finance, Inc., ADR (a)	900	9,639
Hexindai, Inc., ADR (a)	1,900	1,534
Qudian, Inc., ADR (a)	800	1,360

		12,533

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	5,400	296,892

Telecommunications — 0.0%
China Telecom Corp. Ltd., ADR	2,900	81,403
China Unicom Hong Kong Ltd., ADR	300	1,635
VEON Ltd., ADR	38,300	68,940

		151,978

Total Asia		9,625,443

Europe — 0.4%
Asset Management — 0.1%
Bespoke Capital Acquisition Corp., A Shares (a),(c)	750,000	7,327,500

Automotive — 0.0%
Fiat Chrysler Automobiles NV	10,300	105,472

Biotechnology & Pharmaceuticals — 0.2%
Affimed NV (a)	600	2,769
AstraZeneca PLC, ADR	15,000	793,350
BioNTech SE, ADR (a),(c)	29,540	1,971,500
CRISPR Therapeutics AG (a),(b)	6,300	462,987
GENMAB A/S, ADR (a)	800	27,112
GlaxoSmithKline PLC, ADR	55,100	2,247,529
Grifols SA, ADR	1,500	27,360
InflaRx NV (a)	2,300	10,557
Novartis AG (c)	67,480	5,878,926
Novo Nordisk A/S, ADR	2,000	130,960
Prothena Corp. PLC (a)	4,900	51,254

		11,604,304

Chemicals — 0.0%
Orion Engineered Carbons SA (a)	10,900	115,431

Consumer Products — 0.0%
Coca-Cola European Partners PLC	500	18,880
Nomad Foods Ltd. (a)	7,400	158,730

		177,610

Iron & Steel — 0.0%
ArcelorMittal	4,303	46,171

Media — 0.0%
Trivago NV, ADR (a)	4,600	9,062

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC, ADR (a)	1,400	3,052

Oil, Gas & Coal — 0.1%
BP plc (c)	108,300	414,902
Eni SpA (c)	45,500	436,163
Equinor ASA (c)	9,600	138,294
Royal Dutch Shell plc, A Shares (c)	30,900	505,813
TechnipFMC PLC	35,700	244,188

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
TOTAL SA (c)	20,000	$771,168

		2,510,528

Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A	300	4,749

Renewable Energy — 0.0%
Atlantica Yield PLC	2,500	72,750

Retail - Discretionary — 0.0%
Hudson Ltd., Class A (a)	7,000	34,090

Software — 0.0%
Micro Focus International plc, ADR	8,300	45,484

Specialty Finance — 0.0%
AerCap Holdings NV (a)	100	3,080
Fly Leasing Ltd., ADR (a)	100	821

		3,901

Technology Services — 0.0%
Atento SA (a)	3,500	4,130

Transportation & Logistics — 0.0%
Costamare, Inc.	600	3,336
Diana Shipping, Inc. (a)	247	370
Golden Ocean Group Ltd.	420	1,630
Safe Bulkers, Inc. (a)	6,100	7,442
Tsakos Energy Navigation Ltd.	6,700	13,467

		26,245

Total Europe		22,090,479

Middle East — 0.0%
Aerospace & Defense — 0.0%
Ituran Location and Control Ltd.	300	4,806

Electrical Equipment — 0.0%
Camtek Ltd.	3,000	37,740

Hardware — 0.0%
Ceragon Networks Ltd. (a)	2,400	5,160
Radware Ltd. (a)	800	18,872

		24,032

Media — 0.0%
Wix.com Ltd. (a)	1,300	333,086

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	800	38,552
Tower Semiconductor Ltd. (a)	5,700	108,813

		147,365

Software — 0.0%
Check Point Software Technologies Ltd. (a)	200	21,486

Telecommunications — 0.0%
Allot Ltd. (a)	800	8,376

Total Middle East		576,891

North America — 13.9%
Aerospace & Defense — 0.1%
AAR Corp.	2,500	51,675
Astronics Corp. (a)	4,900	51,744
CAE, Inc. (a)	100	1,619
Ducommun, Inc. (a)	800	27,896

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
HEICO Corp.	1,388	$138,314
Hexcel Corp. (a)	11,999	542,595
Lockheed Martin Corp.	8,600	3,138,312
Northrop Grumman Corp.	1,100	338,184
Raytheon Technologies Corp.	4,374	269,526
Smith & Wesson Brands, Inc. (a)	9,100	195,832
Spirit AeroSystems Holdings, Inc., Class A	4,000	95,760
TransDigm Group, Inc.	200	88,410
Woodward, Inc.	500	38,775

		4,978,642

Apparel & Textile Products — 0.0%
Culp, Inc.	1,800	15,498
Kontoor Brands, Inc. (a)	500	8,905
Levi Strauss & Co., Class A	4,400	58,960
Nike, Inc., Class B	13,600	1,333,480
Tapestry, Inc. (a),(b)	48,900	649,392
Under Armour, Inc., Class A (a)	41,300	402,262
Unifi, Inc. (a)	1,100	14,168
Vince Holding Corp. (a)	306	1,698

		2,484,363

Asset Management — 4.3%
Amplitude Healthcare Acquisition Corp., Class A (a),(b),(c)	300,000	3,000,000
Apex Technology Acquisition Corp., Class A (a),(b),(c)	1,050,000	10,762,500
Apollo Investment Corp.	6,500	62,205
Ares Capital Corp. (b)	27,200	393,040
Ares Management Corp., Class A (b)	1,700	67,490
ARYA Sciences Acquisition Corp. II (a),(b),(c)	116,919	1,356,260
B. Riley Principal Merger Corp. II (a),(b),(c)	229,975	2,693,007
Bain Capital Specialty Finance, Inc.	9,200	101,936
BlackRock Capital Investment Corp.	12,200	32,574
BlackRock TCP Capital Corp.	10,300	94,142
Blucora, Inc. (a)	1,600	18,272
BrightSphere Investment Group PLC	9,300	115,878
Calamos Asset Management, Inc. (a)	7,100	0
Capital Southwest Corp.	2,300	31,004
Capitala Finance Corp.	3,200	8,416
CC Neuberger Principal Holdings I (a),(b),(c)	996,200	10,559,720
Chardan Healthcare Acquisition 2 Corp. (a),(b),(c)	297,500	3,123,750
CHP Merger Corp. (a),(b),(c)	825,000	8,357,250
Churchill Capital Corp. II, Class A (a),(b),(c)	658,828	7,444,756
Churchill Capital Corp. III (a),(c)	1,294,000	14,635,140
Conyers Park II Acquisition Corp., Class A (a),(b),(c)	500,000	5,525,000
Crescent Acquisition Corp., Class A (a),(b),(c)	500,000	5,230,000
DFP Healthcare Acquisitions Corp. (a),(b),(c)	864,992	9,212,165
Federated Investors, Inc., Class B	300	7,110
Fidus Investment Corp.	4,400	39,908
FinServ Acquisition Corp., Class A (a),(b),(c)	333,334	3,316,673
Flying Eagle Acquisition Corp. (a),(b),(c)	1,266,400	14,753,560
Foley Trasimene Acquisition Corp. (a),(b),(c)	1,221,700	13,035,539
FS KKR Capital Corp.	100	1,400
Garrison Capital, Inc.	1,300	4,394
Gladstone Capital Corp.	300	2,193
Gladstone Investment Corp.	5,900	60,416
Golub Capital BDC, Inc.	300	3,495
Gores Holdings IV, Inc. (a),(b),(c)	91,837	955,105
Gores Metropoulos, Inc., Class A (a),(b),(c)	750,000	8,017,500
Great Elm Capital Corp.	205	873
GS Acquisition Hds Corp. (a),(c)	433,193	4,552,859
GX Acquisition Corp., Class A (a),(b),(c)	500,000	5,100,000
Haymaker Acquisition Corp. II, Class A (a),(b),(c)	600,000	6,210,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Healthcare Merger Corp., Class A (a),(b),(c)	562,500	$5,636,250
Hennessy Capital Acquisition Corp., Class A (a),(b),(c)	380,000	4,085,000
Hercules Technology Growth Capital, Inc.	1,300	13,611
Horizon Technology Finance Corp.	3,000	32,700
InterPrivate Acquisition Corp. (a),(b),(c)	250,000	2,540,000
Jaws Acquisition Corp. (a),(b),(c)	818,698	8,539,020
Juniper Industrial Holdings, Inc. (a),(b),(c)	398,243	3,970,483
Kensington Capital Acquisition Corp. (a),(c)	362,400	3,631,248
Landcadia Holdings II, Inc., Class A (a),(b),(c)	265,237	4,336,625
LifeSci Acquisition Corp. (a),(b),(c)	134,000	1,374,840
Main Street Capital Corp.	894	27,830
Manning & Napier, Inc. (a)	1,600	4,576
Medallion Financial Corp. (a)	1,600	4,240
Monocle Acquisition Corp. (a),(b),(c)	155,002	1,594,971
Monroe Capital Corp.	4,300	29,885
New Mountain Finance Corp.	2,800	26,012
New Providence Acquisition Corp., Class A (a),(b),(c)	600,000	6,048,000
Newtek Business Services Corp.	3,200	58,304
Oaktree Specialty Lending Corp.	17,800	79,566
Oppenheimer Holdings, Inc., Class A	700	15,253
Osprey Technology Acquisition Corp., Class A (a),(b),(c)	711,562	7,147,640
Oxford Square Capital Corp.	6,800	19,040
PennantPark Floating Rate Capital Ltd.	6,900	57,960
PennantPark Investment Corp.	12,000	42,120
Portman Ridge Finance Corp.	4,300	4,730
PropTech Acquisition Corp., Class A (a),(b),(c)	195,000	1,969,500
Prospect Capital Corp.	1,200	6,132
Saratoga Investment Corp.	100	1,580
SCVX Corp. (a),(b),(c)	428,572	4,440,006
Sixth Street Specialty Lending, Inc.	700	11,543
Social Capital Hedosophia Holdings Corp. (a),(c)	499,998	5,874,977
Social Capital Hedosophia Holdings Corp. III (a),(c)	706,998	8,392,066
Software Acquisition Group, Inc., Class A (a),(b),(c)	448,500	4,498,455
Solar Capital Ltd.	4,300	68,843
Solar Senior Capital Ltd.	1,500	19,245
South Mountain Merger Corp., Class A (a),(b),(c)	400,000	4,076,000
Subversive Capital Acquisition Corp., Class A (a),(c)	1,000,000	9,950,000
Sustainable Opportunities Acquisition Corp. (a),(b),(c)	419,000	4,231,900
TCG BDC, Inc.	10,200	87,414
TD Ameritrade Holding Corp.	2,600	94,588
Thunder Bridge Acquisition II Ltd., Class A (a),(b),(c)	375,000	3,787,500
Trebia Acquisition Corp. (a),(b),(c)	629,240	6,575,558
TriplePoint Venture Growth BDC Corp.	1,900	19,532
Tuscan Holdings Corp. (a),(b),(c)	400,000	4,092,000
WhiteHorse Finance, Inc.	3,600	37,080
WisdomTree Investments, Inc.	900	3,123

		246,442,476

Automotive — 0.2%
Adient PLC (a)	2,300	37,766
American Axle & Manufacturing Holdings, Inc. (a)	1,100	8,360
Cooper-Standard Holding, Inc. (a)	3,500	46,375
Dana, Inc. (a)	600	7,314
Delphi Technologies plc (a)	13,600	193,256
General Motors Co. (a)	1,900	48,070
Goodyear Tire & Rubber Co. (a)	2,300	20,574
Modine Manufacturing Co. (a)	5,900	32,568
Superior Industries International, Inc.	2,600	4,420
Telenav, Inc. (a)	4,300	23,607
Tenneco, Inc., Class A (a)	2,400	18,144

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tesla Motors, Inc. (a),(b)	8,245	$8,903,033

		9,343,487

Banking — 1.3%
Arrow Financial Corp.	380	11,297
Atlantic Capital Bancshares, Inc. (a)	1,400	17,024
BancFirst Corp.	300	12,171
Bancorp, Inc. (a)	8,900	87,220
Bank of Marin Bancorp	600	19,998
Bank of NT Butterfield & Son Ltd.	5,000	121,950
BankFinancial Corp.	555	4,662
Berkshire Hills Bancorp, Inc.	300	3,306
Bridgewater Bancshares, Inc. (a)	1,200	12,300
Byline Bancorp, Inc. (b),(c)	755,785	9,900,783
Cadence BanCorp	22,740	201,476
Central Pacific Financial Corp.	1,000	16,030
CIT Group, Inc.	1,100	22,803
Citizens Financial Group, Inc.	6,200	156,488
Comerica, Inc.	19,800	754,380
ConnectOne Bancorp, Inc. (b),(c)	423,950	6,834,074
East West Bancorp, Inc.	21,900	793,656
Farmers National Banc Corp.	1,400	16,604
Financial Institutions, Inc.	800	14,888
First BanCorp	37,600	210,184
First Commonwealth Financial Corp.	200	1,656
First Community Bankshares, Inc.	700	15,715
First Financial Corp.	300	11,052
First Financial Northwest, Inc.	300	2,907
First Hawaiian, Inc.	700	12,068
First Horizon National Corp.	2,200	21,912
First of Long Island Corp. (The)	100	1,634
Flushing Financial Corp.	700	8,064
FS Bancorp, Inc.	100	3,857
Great Southern Bancorp, Inc.	100	4,036
HBT Financial, Inc.	400	5,332
Heritage Commerce Corp.	3,800	28,519
Home BancShares, Inc.	15	231
HomeTrust Bancshares, Inc.	1,200	19,200
Horizon Bancorp, Inc.	1,000	10,690
IBERIABANK Corp.	4,400	200,376
Independent Bank Corp.	2,000	29,700
Independent Bank Group, Inc. (b),(c)	338,276	13,706,944
Investors Bancorp, Inc.	300	2,550
JPMorgan Chase & Co.	400	37,624
Lakeland Bancorp, Inc.	200	2,286
Live Oak Bancshares, Inc.	2,200	31,922
Macatawa Bank Corp.	1,700	13,294
Mercantile Bank Corp.	900	20,340
MidWestOne Financial Group, Inc.	400	8,000
National Bankshares, Inc.	100	2,860
Northrim BanCorp, Inc.	400	10,056
Northwest Bancshares, Inc.	2,100	21,473
OceanFirst Financial Corp. (b),(c)	1,029,452	18,149,239
OFG Bancorp	200	2,674
Pacific Premier Bancorp, Inc.	2,380	51,598
PacWest Bancorp	900	17,739
PCB Bancorp	300	3,090
PCSB Financial Corp.	1,100	13,948
Peapack Gladstone Financial Corp.	1,000	18,730
Peoples Bancorp, Inc.	200	4,256
Popular, Inc. (b)	9,990	371,328
Provident Bancorp, Inc.	800	6,288

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Provident Financial Services, Inc.	1,000	$14,450
QCR Holdings, Inc. (b),(c)	281,844	8,787,896
Regions Financial Corp.	131,500	1,462,280
Republic First Bancorp, Inc. (a)	1,200	2,928
Sierra Bancorp	700	13,216
South State Corp.	30	1,430
Southern National Bancorp of Virginia, Inc.	1,400	13,566
Spirit of Texas Bancshares, Inc. (a)	1,000	12,310
Stock Yards Bancorp, Inc.	900	36,180
Synovus Financial Corp. (b)	15,963	327,720
Territorial Bancorp, Inc.	300	7,137
TriState Capital Holdings, Inc. (a)	800	12,568
Truist Financial Corp.	10,400	390,520
TrustCo Bank Corp.	500	3,165
Umpqua Holdings Corp.	20,500	218,120
Univest Financial Corp. (b),(c)	542,861	8,761,777
US Bancorp	6,800	250,376
Washington Trust Bancorp, Inc.	800	26,200
Waterstone Financial, Inc.	600	8,898

		72,435,219

Biotechnology & Pharmaceuticals — 1.7%
AbbVie, Inc. (b),(c)	196,144	19,257,418
ACADIA Pharmaceuticals, Inc. (a)	6,200	300,514
Acceleron Pharma, Inc. (a)	1,200	114,324
Acorda Therapeutics, Inc. (a)	8,900	6,538
Aduro Biotech, Inc. (a)	5,100	11,781
Agenus, Inc. (a)	24,200	95,106
Agile Therapeutics, Inc. (a)	900	2,502
Aimmune Therapeutics, Inc. (a)	900	15,039
Akebia Therapeutics, Inc. (a)	695	9,438
Aldeyra Therapeutics, Inc. (a)	1,200	5,004
Alexion Pharmaceuticals, Inc. (a),(c)	37,880	4,251,651
Alkermes PLC (a),(b)	28,300	549,161
Allogene Therapeutics, Inc. (a)	600	25,692
Alnylam Pharmaceuticals, Inc. (a)	100	14,811
Alpine Immune Sciences, Inc. (a)	50	486
AMAG Pharmaceuticals, Inc. (a)	6,100	46,665
Amgen, Inc. (c)	15,080	3,556,769
Amicus Therapeutics, Inc. (a)	1,900	28,652
Amneal Pharmaceuticals, Inc. (a)	10,800	51,408
AnaptysBio, Inc. (a)	5,000	111,700
Anika Therapeutics, Inc. (a)	2,500	94,325
Antares Pharma, Inc. (a)	30,600	84,150
Apellis Pharmaceuticals, Inc. (a),(b)	14,900	486,634
Applied Genetic Technologies Corp. (a)	700	3,878
Aptinyx, Inc. (a)	3,400	14,178
Aravive, Inc. (a)	2,700	31,428
Arbutus Biopharma Corp. (a)	1,700	3,094
Arcturus Therapeutics Holdings Co. (a)	1,500	70,110
Arcus Biosciences, Inc. (a)	5,400	133,596
Ardelyx, Inc. (a)	7,600	52,592
Arrowhead Pharmaceuticals, Inc. (a),(b)	18,000	777,420
Arvinas Holding Co. LLC (a)	7,200	241,488
Assembly Biosciences, Inc. (a)	500	11,660
Assertio Holdings, Inc. (a)	5,700	4,885
Atara Biotherapeutics, Inc. (a)	11,300	164,641
Athenex, Inc. (a)	10,700	147,232
aTyr Pharma, Inc. (a)	900	3,996
AVEO Pharmaceuticals, Inc. (a)	100	515
Avid Bioservices, Inc. (a)	2,243	14,725
BioCryst Pharmaceuticals, Inc. (a)	38,800	184,882

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
BioDelivery Sciences International, Inc. (a)	18,100	$78,916
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,200	380,172
BioSpecifics Technologies Corp. (a)	100	6,128
Bluebird Bio, Inc. (a)	4,900	299,096
Bristol-Myers Squibb Co. (c)	101,850	5,988,780
Calithera Biosciences, Inc. (a)	4,200	22,176
Cara Therapeutics, Inc. (a)	1,100	18,810
Catalyst Biosciences, Inc. (a)	4,700	27,589
Catalyst Pharmaceuticals, Inc. (a)	22,700	104,874
Celldex Therapeutics, Inc. (a)	634	8,242
Cerecor, Inc. (a)	500	1,300
ChemoCentryx, Inc. (a),(b)	6,700	385,518
Chimerix, Inc. (a)	12,300	38,130
ChromaDex Corp. (a)	100	459
Cidara Therapeutics, Inc. (a)	400	1,476
Coherus Biosciences, Inc. (a)	6,600	117,876
Collegium Pharmaceutical, Inc. (a)	600	10,500
Concert Pharmaceuticals, Inc. (a)	2,200	21,890
Constellation Pharmaceuticals, Inc. (a)	1,100	33,055
Contra OncoMed Pharmaceuticals, Inc. (a)	700	0
Corbus Pharmaceuticals Holdings, Inc. (a)	300	2,517
Corcept Therapeutics, Inc. (a)	1,500	25,230
CTI BioPharma Corp. (a)	4,200	4,872
Cue Biopharma, Inc. (a)	1,500	36,765
Curis, Inc. (a)	2,660	3,219
Cymabay Therapeutics, Inc. (a)	7,900	27,571
Cytokinetics, Inc. (a)	13,000	306,410
CytomX Therapeutics, Inc. (a)	8,700	72,471
Deciphera Pharmaceuticals, Inc. (a)	1,300	77,636
Dicerna Pharmaceuticals, Inc. (a)	11,700	297,180
Durect Corp. (a)	24,000	55,680
Editas Medicine, Inc. (a)	9,800	289,884
Eiger BioPharmaceuticals, Inc. (a)	4,800	46,080
Eli Lilly & Co.	32,600	5,352,268
Enanta Pharmaceuticals, Inc. (a)	2,300	115,483
Epizyme, Inc. (a)	1,300	20,878
Exelixis, Inc. (a)	23,400	555,516
Exicure, Inc. (a)	300	732
Fate Therapeutics, Inc. (a)	1,000	34,310
FibroGen, Inc. (a)	1,600	64,848
Five Prime Therapeutics, Inc. (a)	6,800	41,480
Flexion Therapeutics, Inc. (a)	700	9,205
G1 Therapeutics, Inc. (a)	5,100	123,726
Geron Corp. (a)	8,500	18,530
GlycoMimetics, Inc. (a)	7,300	27,448
Gossamer Bio, Inc. (a)	300	3,900
Halozyme Therapeutics, Inc. (a)	24,400	654,164
Harpoon Therapeutics, Inc. (a)	200	3,320
Horizon Therapeutics PLC (a)	2,200	122,276
Idera Pharmaceuticals, Inc. (a)	100	179
Immunic, Inc. (a)	5	61
ImmunoGen, Inc. (a)	31,900	146,740
Immunomedics, Inc. (a)	3,700	131,128
Incyte Corp. (a)	6,400	665,408
Insmed, Inc. (a)	600	16,524
Intellia Therapeutics, Inc. (a)	7,800	163,956
Intercept Pharmaceuticals, Inc. (a),(b)	5,900	282,669
Intersect ENT, Inc. (a)	6,300	85,302
Ionis Pharmaceuticals, Inc. (a)	18,700	1,102,552
Ironwood Pharmaceuticals, Inc. (a)	26,500	273,480
Jounce Therapeutics, Inc. (a)	2,100	14,490
Kadmon Holdings, Inc. (a)	35,200	180,224

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Kala Pharmaceuticals, Inc. (a)	400	$4,204
Karyopharm Therapeutics, Inc. (a),(b)	15,700	297,358
Kezar Life Sciences, Inc. (a)	2,100	10,878
Kura Oncology, Inc. (a)	7,400	120,620
La Jolla Pharmaceutical Co. (a)	5,923	25,232
Larimar Therapeutics, Inc. (a)	333	4,279
Lexicon Pharmaceuticals, Inc. (a)	19,200	38,304
Ligand Pharmaceuticals, Inc. (a),(b)	2,900	324,365
Lineage Cell Therapeutics, Inc. (a)	5,200	4,524
MacroGenics, Inc. (a)	9,100	254,072
Madrigal Pharmaceuticals, Inc. (a),(b),(c),(v)	48,790	5,525,467
Mallinckrodt PLC (a)	15,300	41,004
Matinas BioPharma Holdings, Inc. (a)	5,700	4,406
MEI Pharma, Inc. (a)	1,900	7,847
MeiraGTx Holdings plc (a)	400	5,008
Menlo Therapeutics, Inc. (a)	700	1,211
Merck & Co., Inc. (b)	108,100	8,359,373
Mersana Therapeutics, Inc. (a)	1,300	30,420
Millendo Therapeutics, Inc. (a)	113	199
Molecular Templates, Inc. (a)	1,728	23,829
Moleculin Biotech, Inc. (a)	41	40
Momenta Pharmaceuticals, Inc. (a),(b)	9,400	312,738
MyoKardia, Inc. (a),(b)	6,200	599,044
Myovant Sciences Ltd. (a)	500	10,310
Natural Health Trends Corp.	700	3,990
Neubase Therapeutics, Inc. (a)	5	44
Neurocrine Biosciences, Inc. (a),(b),(c)	76,200	9,296,400
Odonate Therapeutics, Inc. (a)	500	21,170
Omthera Pharmaceutical, Inc. (a)	700	0
Organogenesis Holdings, Inc . (a)	1,400	5,376
Otonomy, Inc. (a)	2,200	7,964
Palatin Technologies, Inc. (a)	1,100	563
Perrigo Co. PLC	1,500	82,905
Pfenex, Inc. (a)	400	3,340
Pfizer, Inc. (b)	253,300	8,282,910
Pieris Pharmaceuticals, Inc. (a)	200	620
Portola Pharmaceuticals, Inc. (a)	11,500	206,885
Precigen, Inc. (a)	4,900	24,451
Prestige Brands Holdings, Inc. (a)	900	33,804
Principia Biopharma, Inc. (a)	200	11,958
Protagonist Therapeutics, Inc. (a)	6,400	113,024
Proteostasis Therapeutics, Inc. (a)	2,000	2,740
Provention Bio, Inc. (a)	200	2,822
PTC Therapeutics, Inc. (a),(b)	10,700	542,918
Puma Biotechnology, Inc. (a)	4,800	50,064
Radius Health, Inc. (a)	10,200	139,026
Reata Pharmaceuticals, Inc., Class A (a)	200	31,204
Recro Pharma, Inc. (a)	5,100	23,205
Regulus Therapeutics, Inc. (a)	34	23
Restorbio, Inc. (a)	6,500	13,975
Retrophin, Inc. (a)	7,700	157,157
Rigel Pharmaceuticals, Inc. (a)	12,400	22,692
Rubius Therapeutics, Inc. (a)	200	1,196
Sage Therapeutics, Inc. (a),(b)	11,400	474,012
Sangamo BioSciences, Inc. (a)	30,900	276,864
Savara, Inc. (a)	200	498
Selecta Biosciences, Inc. (a)	5,300	15,052
Seres Therapeutics, Inc. (a)	800	3,808
Sesen Bio, Inc. (a)	332	239
Solid Biosciences, Inc. (a)	3,500	10,255
Spectrum Pharmaceuticals, Inc. (a)	20,300	68,614
Strongbridge Biopharma plc (a)	600	2,268

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sunesis Pharmaceuticals, Inc. (a)	1,900	$500
Supernus Pharmaceuticals, Inc. (a)	9,400	223,250
Surface Oncology, Inc. (a)	1,200	7,872
Syndax Pharmaceuticals, Inc. (a)	3,300	48,906
Synlogic, Inc. (a)	5,900	11,977
Syros Pharmaceuticals, Inc. (a)	5,600	59,696
TherapeuticsMD, Inc. (a)	1,800	2,250
Theravance Biopharma, Inc. (a)	300	6,297
United Therapeutics Corp. (a),(b)	6,701	810,821
USANA Health Sciences, Inc. (a)	2,200	161,546
Vanda Pharmaceuticals, Inc. (a)	9,700	110,968
VBI Vaccines, Inc. (a)	1,300	4,030
Vertex Pharmaceuticals, Inc. (a),(b)	26,500	7,693,215
Veru, Inc. (a)	900	3,006
Voyager Therapeutics, Inc. (a)	200	2,524
vTv Therapeutics, Inc., Class A (a)	2,400	5,400
Xenon Pharmaceuticals, Inc. (a)	300	3,762
Xeris Pharmaceuticals, Inc. (a)	1,300	3,458
Y-mAbs Therapeutics, Inc. (a)	600	25,920
ZIOPHARM Oncology, Inc. (a)	100	328
Zoetis, Inc.	100	13,704
Zogenix, Inc. (a)	1,000	27,010
Zymeworks, Inc. (a)	8,500	306,595

		95,453,190

Chemicals — 0.1%
AdvanSix, Inc. (a)	2,500	29,350
Axalta Coating Systems Ltd. (a)	38,600	870,430
Cabot Corp.	4,300	159,315
CF Industries Holdings, Inc.	3,300	92,862
Chemours Co.	29,900	458,965
Haynes International, Inc.	200	4,672
Huntsman Corp.	19,000	341,430
Ingevity Corp. (a),(b)	7,500	394,275
Lydall, Inc. (a)	2,100	28,476
Methanex Corp.	900	16,272
Mosaic Co.	15,900	198,909
PolyOne Corp.	15,500	406,565
Rayonier Advanced Materials, Inc.	11,300	31,753
Sherwin-Williams Co.	2,600	1,502,410
Stepan Co.	1,200	116,520
Valvoline, Inc.	7,400	143,042
Venator Materials plc (a)	14,600	26,134

		4,821,380

Commercial Services — 0.1%
Acacia Research Corp. (a)	1,400	5,726
ARC Document Solutions, Inc.	2,500	2,500
Avalara, Inc. (a)	8,400	1,117,956
Barrett Business Services, Inc.	600	31,878
Brink’s Co.	500	22,755
Civeo Corp. (a)	14,000	8,631
Collectors Universe, Inc.	1,300	44,564
CorVel Corp. (a)	700	49,623
CRA International, Inc.	700	27,650
Emerald Holding, Inc. (a)	900	2,772
GP Strategies Corp. (a)	100	858
Hackett Group, Inc.	3,100	41,974
Healthcare Services Group, Inc. (b)	13,400	327,764
HMS Holdings Corp. (a)	300	9,717
Huron Consulting Group, Inc. (a)	2,100	92,925
Insperity, Inc.	2,400	155,352

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Kelly Services, Inc., Class A (a)	900	$14,234
Korn/Ferry International	3,500	107,555
Quad/Graphics, Inc.	4,500	14,625
R1 RCM, Inc. (a)	19,500	217,425
ServiceMaster Global Holdings, Inc. (a)	300	10,707
ShotSpotter, Inc. (a)	500	12,600
SP Plus Corp. (a)	2,900	60,059
TriNet Group, Inc. (a)	7,300	444,862
TrueBlue, Inc. (a)	600	9,162
Viad Corp.	3,600	68,472

		2,902,346

Construction Materials — 0.0%
Advanced Drainage Systems, Inc.	9,400	464,360
Carlisle Cos., Inc.	200	23,934
Forterra, Inc. (a)	4,700	52,452
MDU Resources Group, Inc.	30,000	665,400
Summit Materials, Inc., Class A (a)	10,881	174,967
US Concrete, Inc. (a)	1,200	29,760

		1,410,873

Consumer Products — 0.5%
Altria Group, Inc. (b)	42,200	1,656,350
Campbell Soup Co.	500	24,815
Central Garden and Pet Co., Class A (a)	2,500	84,475
Church & Dwight Co., Inc.	99	7,653
Coca-Cola Co. (b)	87,700	3,918,436
Colgate-Palmolive Co.	5,500	402,930
ConAgra Foods, Inc.	5,800	203,986
Constellation Brands, Inc., Class A	2,000	349,900
elf Beauty, Inc. (a)	3,800	72,466
Farmer Brothers Co. (a)	1,800	13,212
Flowers Foods, Inc.	15,700	351,052
General Mills, Inc. (b)	39,900	2,459,835
Herbalife Nutrition Ltd. (a)	400	17,992
Hershey Co.	1,200	155,544
Hormel Foods Corp.	3,600	173,772
JM Smucker Co.	14,200	1,502,502
Kellogg Co.	700	46,242
McCormick & Co., Inc.	4,700	843,227
MGP Ingredients, Inc.	300	11,011
Mondelez International, Inc., Class A (b)	40,000	2,045,200
Nu Skin Enterprises, Inc., Class A	9,300	355,539
PepsiCo, Inc.	25,200	3,332,952
Phibro Animal Health Corp., Class A	300	7,881
Philip Morris International, Inc.	8,100	567,486
Primo Water Corp.	21,200	291,500
Procter & Gamble Co. (b)	69,300	8,286,201
SunOpta, Inc. (a)	400	1,880
TreeHouse Foods, Inc. (a)	300	13,140
Turning Point Brands, Inc.	400	9,964

		27,207,143

Consumer Services — 0.0%
2U, Inc. (a)	14,000	531,440
Aaron’s, Inc.	5,500	249,700
American Public Education, Inc. (a)	400	11,840
Carriage Services, Inc.	2,500	45,300
Chegg, Inc. (a)	100	6,726
Perdoceo Education Corp (a)	9,800	156,114
Rosetta Stone, Inc. (a)	3,300	55,638
Service Corp. International/US	3,700	143,893

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
WW International, Inc. (a)	14,800	$375,624

		1,576,275

Containers & Packaging — 0.0%
Ball Corp.	100	6,949
Myers Industries, Inc.	1,800	26,190
Sealed Air Corp.	300	9,855

		42,994

Design, Manufacturing & Distribution — 0.0%
Avnet, Inc. (b)	16,900	471,257
Celestica, Inc. (a)	300	2,049
Flex Ltd. (a)	57,200	586,300

		1,059,606

Distributors - Consumer Staples — 0.0%
Chefs’ Warehouse, Inc. (a)	8,000	108,640
Performance Food Group Co. (a)	13,300	387,562
Sysco Corp.	2,300	125,718
United Natural Foods, Inc. (a)	6,700	122,007
US Foods Holding Corp. (a),(b)	41,600	820,352

		1,564,279

Distributors - Discretionary — 0.0%
KAR Auction Services, Inc.	1,000	13,760
ScanSource, Inc. (a)	100	2,409
Veritiv Corp. (a)	1,000	16,960

		33,129

Electric Utilities — 0.0%
PGE Backstop Private Equity Offering (a),(c)	155,174	1,376,393

Electrical Equipment — 0.1%
AO Smith Corp. (b)	14,300	673,816
Bel Fuse, Inc., Class B	100	1,073
Carrier Global Corp.	18,800	417,736
FARO Technologies, Inc. (a)	800	42,880
Honeywell International, Inc.	10,400	1,503,736
LSI Industries, Inc.	3,000	19,410
Otis Worldwide Corp.	2,300	130,778
Powell Industries, Inc.	500	13,695
SMART Global Holdings, Inc. (a)	2,800	76,104

		2,879,228

Engineering & Construction Services — 0.0%
Aegion Corp. (a)	400	6,348
Dycom Industries, Inc. (a)	6,900	282,141
Exponent, Inc.	700	56,651
Fluor Corp.	25,600	309,248
frontdoor, Inc. (a)	6,150	272,630
Iteris, Inc. (a)	2,600	12,363
Mistras Group, Inc. (a)	2,800	11,060
MYR Group, Inc. (a)	1,400	44,674
Orion Group Holdings, Inc. (a)	2,900	9,106
Sterling Construction Co., Inc. (a)	5,000	52,350
Tutor Perini Corp. (a)	9,000	109,620
WillScot Corp. (a)	10,300	126,587

		1,292,778

Financial Services — 0.0%
Greenshoe Backstop Private Equity Offering (a),(c)	65,200	578,324

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Millennium Equity Private Equity (a),(c)	60,879	$1,217,580

		1,795,904

Forest & Paper Products — 0.0%
Domtar Corp.	300	6,333
Resolute Forest Products, Inc. (a)	6,100	12,871
Verso Corp., Class A	1,600	19,136

		38,340

Gaming, Lodging & Restaurants — 0.2%
BBX Capital Corp. (a)	2,000	5,080
Brinker International, Inc. (a)	3,000	72,000
Carnival Corp. (a),(b)	73,400	1,205,228
Carnival PLC, ADR (a)	11,500	144,670
Cheesecake Factory, Inc. (The)	2,500	57,300
Chuy’s Holdings, Inc. (a)	100	1,488
Cracker Barrel Old Country Store, Inc. (a)	3,200	354,912
Darden Restaurants, Inc. (a)	5,000	378,850
Del Taco Restaurants, Inc. (a)	6,600	39,138
Denny’s Corp. (a)	11,000	111,100
DineEquity, Inc.	100	4,210
Dunkin’ Brands Group, Inc. (b)	15,100	984,973
Everi Holdings, Inc. (a)	15,300	78,948
Golden Entertainment, Inc. (a)	200	1,784
International Game Technology PLC	200	1,780
J Alexander’s Holdings, Inc. (a)	1,100	5,412
Jack in the Box, Inc.	2,600	192,634
Lindblad Expeditions Holdings, Inc. (a)	8,900	68,708
McDonald’s Corp. (b)	7,900	1,457,313
MGM Resorts International	59,800	1,004,640
Monarch Casino & Resort, Inc. (a)	2,500	85,200
Noodles & Co. (a)	7,900	47,795
Papa John’s International, Inc. (b)	7,000	555,870
Red Robin Gourmet Burgers, Inc. (a)	300	3,060
Red Rock Resorts, Inc., Class A	1,400	15,274
Restaurant Brands International, Inc.	31,721	1,732,918
Ruth’s Hospitality Group, Inc. (a)	100	816
Scientific Games Corp., Class A (a)	500	7,730
Texas Roadhouse, Inc. (a)	6,600	346,962
Wendy’s Co.	34,700	755,766
Wingstop, Inc. (b)	6,300	875,511
Yum! Brands, Inc. (b)	21,700	1,885,947

		12,483,017

Hardware — 0.1%
A10 Networks, Inc. (a)	8,500	57,885
ADTRAN, Inc.	400	4,372
Airgain, Inc. (a)	100	1,074
Anterix, Inc. (a)	2,400	108,816
Arista Networks, Inc. (a)	1,800	378,054
AstroNova, Inc.	100	796
CalAmp Corp. (a)	3,200	25,632
Casa Systems, Inc. (a)	7,700	32,032
Ciena Corp. (a)	1,700	92,072
Cisco Systems, Inc.	10,200	475,728
Clearfield, Inc. (a)	500	6,980
Comtech Telecommunications Corp.	300	5,067
Daktronics, Inc. (a)	4,600	20,010
Diebold Nixdorf, Inc. (a)	200	1,212
Digi International, Inc. (a)	2,100	24,465
Dolby Laboratories, Inc., Class A	6,100	401,807
EMCORE Corp. (a)	2,100	6,678

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Extreme Networks, Inc. (a)	8,100	$35,154
FLIR Systems, Inc.	1,300	52,741
Harmonic, Inc. (a)	200	950
Inseego Corp. (a)	13,400	155,440
InterDigital, Inc.	900	50,967
Juniper Networks, Inc.	200	4,572
LightPath Technologies, Inc., Class A (a)	600	2,004
Motorola Solutions, Inc.	8,600	1,205,118
NetApp, Inc.	3,400	150,858
NETGEAR, Inc. (a)	5,200	134,628
PagerDuty, Inc. (a)	700	20,034
PC-Tel, Inc.	100	668
Pitney Bowes, Inc.	400	1,040
PlayAGS, Inc. (a)	6,300	21,294
Pure Storage, Inc., Class A (a)	47,900	830,107
Ribbon Communications, Inc. (a)	11,100	43,623
Sierra Wireless, Inc. (a)	6,500	58,370
Stratasys Ltd. (a)	1,400	22,204
ViaSat, Inc. (a)	500	19,185
Viavi Solutions, Inc. (a)	1,100	14,014
Vishay Precision Group, Inc. (a)	1,100	27,038
Vocera Communications, Inc. (a)	4,900	103,880
VOXX International Corp. (a)	2,100	12,138
Vuzix Corp. (a)	39	93
Xerox Holdings Corp.	2,100	32,109

		4,640,909

Health Care Facilities & Services — 0.7%
Amedisys, Inc. (a)	3,000	595,620
Anthem, Inc.	7,200	1,893,456
Cardinal Health, Inc.	900	46,971
Catalent, Inc. (a)	100	7,330
Centene Corp. (a)	102	6,482
Charles River Laboratories International, Inc. (a),(b),(c)	45,888	8,000,573
Cigna Corp. (b),(c)	25,920	4,863,888
Community Health Systems, Inc. (a)	21,400	64,414
Encompass Health Corp.	15,500	959,915
Enzo Biochem, Inc. (a)	3,700	8,288
Fulgent Genetics, Inc. (a)	600	9,600
HCA Healthcare, Inc. (a),(b),(c)	82,280	7,986,097
Humana, Inc. (b),(c)	10,500	4,071,375
Iqvia Holdings, Inc. (a),(b),(c)	59,580	8,453,210
Joint Corp. (The) (a)	800	12,216
Laboratory Corp. of America Holdings (a)	1,500	249,165
Magellan Health, Inc. (a)	2,900	211,642
MEDNAX, Inc. (a)	4,500	76,950
Neuronetics, Inc. (a)	3,300	6,369
Owens & Minor, Inc.	8,500	64,770
Providence Service Corp. (a)	100	7,891
Quest Diagnostics, Inc.	5,300	603,988
RadNet, Inc. (a)	8,000	126,960
Tenet Healthcare Corp. (a),(c)	19,839	359,284
Tivity Health, Inc. (a)	9,400	106,502
Triple-S Management Corp., B Shares (a)	4,150	78,933
UnitedHealth Group, Inc.	5,800	1,710,710
Universal Health Services, Inc., Class B (a)	1,300	120,757

		40,703,356

Home & Office Products — 0.0%
ACCO Brands Corp.	13,800	97,980
Armstrong Flooring, Inc. (a)	4,100	12,259
Caesarstone Ltd.	1,400	16,590

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Flexsteel Industries, Inc.	100	$1,263
Interface, Inc.	600	4,884
iRobot Corp. (a)	2,600	218,140
JELD-WEN Holding, Inc. (a)	500	8,055
KB Home	11,800	362,024
Kimball International, Inc., Class B	2,600	30,056
Leggett & Platt, Inc.	800	28,120
M/I Homes, Inc. (a)	600	20,664
New Home Co., Inc. (a)	200	672
PulteGroup, Inc.	2,400	81,672
Scotts Miracle-Gro Co., Class A	200	26,894
Select Interior Concepts, Inc., Class A (a)	300	1,050
Skyline Champion Corp. (a)	100	2,434
Steelcase, Inc., Class A	7,000	84,420
Tempur Sealy International, Inc. (a)	8,800	633,160
TRI Pointe Group, Inc. (a)	300	4,407
Tupperware Brands Corp.	8,800	41,800

		1,676,544

Industrial Services — 0.0%
DXP Enterprises, Inc. (a)	300	5,973
H&E Equipment Services, Inc.	4,100	75,768
Harsco Corp. (a)	6,500	87,815
HD Supply Holdings, Inc. (a)	200	6,930
Herc Holdings, Inc. (a)	1,054	32,389
Resideo Technologies, Inc. (a)	20,900	244,948
Ritchie Bros Auctioneers, Inc.	300	12,255
Titan Machinery, Inc. (a)	3,100	33,666
WESCO International, Inc. (a)	1,479	51,928

		551,672

Institutional Financial Services — 0.0%
Bank of New York Mellon Corp.	300	11,595
BGC Partners, Inc., Class A	700	1,918
Cboe Global Markets, Inc.	100	9,328
CME Group, Inc.	8,200	1,332,828
Gain Capital Holdings, Inc.	300	1,806
Intercontinental Exchange, Inc.	9,500	870,200
Nasdaq, Inc.	800	95,576

		2,323,251

Insurance — 0.0%
Aflac, Inc.	2,600	93,678
Allstate Corp.	1,200	116,388
American Financial Group, Inc.	1,000	63,460
AMERISAFE, Inc.	700	42,812
Aon plc, Class A	100	19,260
Arch Capital Group Ltd. (a)	1,200	34,380
Assured Guaranty Ltd.	9,800	239,218
Atlas Financial Holdings, Inc. (a)	2,000	1,335
Brighthouse Financial, Inc. (a)	1,200	33,384
Cincinnati Financial Corp.	3,800	243,314
Crawford & Co., Class B	100	703
Employers Holdings, Inc.	900	27,135
Equitable Holdings, Inc.	600	11,574
Globe Life, Inc.	400	29,692
Hallmark Financial Services, Inc. (a)	200	698
Hanover Insurance Group, Inc. (b)	2,500	253,325
Hartford Financial Services Group, Inc.	6,900	265,995
Kingstone Cos., Inc.	600	2,652
Lincoln National Corp.	1,800	66,222
Maiden Holdings Ltd. (a)	5,100	6,324

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	2,100	$76,692
NMI Holdings, Inc., Class A (a)	1,400	22,512
Old Republic International Corp.	6,700	109,277
ProAssurance Corp.	200	2,894
Protective Insurance Corp., Class B	300	4,521
Prudential Financial, Inc.	2,800	170,520
Reinsurance Group of America, Inc.	100	7,844
Selective Insurance Group, Inc.	500	26,370
Selectquote, Inc. (a)	100	2,533
Third Point Reinsurance Ltd. (a)	500	3,755
Universal Insurance Holdings, Inc.	1,200	21,300
Unum Group (b)	40,400	670,236

		2,670,003

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (a)	20,400	207,876
Carpenter Technology Corp.	300	7,284
Northwest Pipe Co. (a)	1,200	30,084
Ryerson Holding Corp. (a)	600	3,378
Shiloh Industries, Inc. (a)	600	972
SunCoke Energy, Inc.	1,700	5,032

		254,626

Leisure Products — 0.0%
Clarus Corp.	2,505	29,008
Funko, Inc., Class A (a)	7,300	42,340
JAKKS Pacific, Inc. (a)	1,900	1,558
Malibu Boats, Inc., Class A (a)	1,700	88,315
MasterCraft Boat Holdings, Inc. (a)	3,300	62,865
Nautilus, Inc. (a)	6,000	55,620
Vista Outdoor, Inc. (a)	10,600	153,170

		432,876

Machinery — 0.0%
Albany International Corp., Class A	300	17,613
Briggs & Stratton Corp. (a)	7,600	9,956
Cactus, Inc.	1,400	28,882
Columbus McKinnon Corp.	1,000	33,450
Crane Co.	100	5,946
Graham Corp.	500	6,370
Hillenbrand, Inc.	10,816	292,789
Hyster-Yale Materials Handling, Inc.	200	7,732
Manitowoc Co., Inc. (The) (a)	450	4,896
Rexnord Corp.	1,900	55,385
Titan International, Inc.	300	438
Welbilt, Inc. (a)	12,000	73,080

		536,537

Manufactured Goods — 0.0%
Core Molding Technologies, Inc. (a)	300	1,236
Gibraltar Industries, Inc. (a)	4,100	196,841
Insteel Industries, Inc.	1,200	22,884
LB Foster Co., Class A (a)	700	8,939
Raven Industries, Inc.	500	10,755

		240,655

Media — 0.3%
Altice USA, Inc., Class A (a),(b)	27,700	624,358
ANGI Homeservices, Inc., Class A (a)	11,400	138,510
AutoWeb, Inc. (a)	900	1,161
Boingo Wireless, Inc. (a)	7,900	105,228

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Cardlytics, Inc. (a)	200	$13,996
Cargurus, Inc. (a),(b)	20,300	514,605
Cars.com, Inc. (a)	12,100	69,696
Central European Media Enterprises Ltd., A Shares (a)	4,600	16,284
Charter Communications, Inc., Class A (a),(b)	14,040	7,160,962
Comcast Corp., Class A	9,000	350,820
Endurance International Group Holdings, Inc. (a)	300	1,209
Entravision Communications Corp., Class A	1,200	1,716
Eventbrite, Inc., Class A (a)	13,900	119,123
EverQuote, Inc., Class A (a)	3,900	226,824
Facebook, Inc., Class A (a)	3,600	817,452
GoDaddy, Inc., Class A (a)	26,100	1,913,913
Groupon, Inc. (a)	125	2,265
GrubHub, Inc. (a)	9,800	688,940
IMAX Corp. (a)	5,700	63,897
iMedia Brands, Inc. (a)	170	590
Liberty TripAdvisor Holdings, Inc., Class A (a)	12,900	27,477
Lions Gate Entertainment Corp., Class A (a)	8,600	63,726
Marchex, Inc., Class B (a)	4,500	7,110
Marin Software, Inc. (a)	442	601
MDC Partners, Inc., Class A (a)	500	1,040
Meet Group, Inc. (The) (a)	2,200	13,728
National CineMedia, Inc.	5,800	17,226
Points International Ltd. (a)	2,000	18,220
Rubicon Project, Inc. (a)	10,400	69,368
Shutterstock, Inc.	100	3,497
Sirius XM Holdings, Inc.	38,100	223,647
Stamps.com, Inc. (a),(b)	3,000	551,070
TechTarget, Inc. (a)	1,200	36,036
Townsquare Media, Inc., Class A	100	447
Travelzoo, Inc. (a)	100	564
TripAdvisor, Inc. (b)	25,500	484,755
TrueCar, Inc. (a)	19,700	50,826
Upwork, Inc. (a)	18,400	265,696
VeriSign, Inc. (a)	900	186,147
World Wrestling Entertainment, Inc., Class A	2,300	99,935
Yelp, Inc. (a),(b)	15,800	365,454
Zillow Group, Inc. (a)	1,100	63,228

		15,381,347

Medical Equipment & Devices — 1.0%
Abbott Laboratories (c)	52,650	4,813,790
ABIOMED, Inc. (a)	200	48,312
Accelerate Diagnostics, Inc. (a)	1,600	24,256
Accuray, Inc. (a)	4,300	8,729
Alphatec Holdings, Inc. (a)	4,600	21,620
AngioDynamics, Inc. (a)	3,000	30,510
AxoGen, Inc. (a)	2,000	18,480
Baxter International, Inc. (b)	42,200	3,633,420
Becton Dickinson and Co. (b),(c)	46,840	11,207,407
Boston Scientific Corp. (a)	16,500	579,315
CareDx, Inc. (a)	6,700	237,381
Cerus Corp. (a)	500	3,300
Cutera, Inc. (a)	2,500	30,425
CytoSorbents Corp. (a)	4,800	47,520
Danaher Corp. (b),(c)	29,800	5,269,534
Edwards Lifesciences Corp. (a),(b)	27,797	1,921,051
Fluidigm Corp. (a)	14,000	56,140
FONAR Corp. (a)	300	6,411
GenMark Diagnostics, Inc. (a)	7,200	105,912
Haemonetics Corp. (a)	1,900	170,164
Harvard Bioscience, Inc. (a)	4,100	12,710

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hill-Rom Holdings, Inc.	1,900	$208,582
Hologic, Inc. (a)	46,400	2,644,800
Inogen, Inc. (a)	3,900	138,528
Insulet Corp. (a)	1,200	233,112
Invacare Corp.	1,200	7,644
Lantheus Holdings, Inc. (a)	7,100	101,530
LivaNova PLC (a)	100	4,813
Luminex Corp.	1,500	48,795
Medtronic PLC (b),(c)	108,160	9,918,272
Meridian Bioscience, Inc. (a)	4,400	102,476
Merit Medical Systems, Inc. (a)	200	9,130
Myriad Genetics, Inc. (a)	15,400	174,636
NanoString Technologies, Inc. (a)	2,900	85,115
Natera, Inc. (a),(b)	13,900	693,054
Nevro Corp. (a),(b),(c)	75,859	9,062,875
Novocure Ltd. (a),(b)	17,800	1,055,540
OPKO Health, Inc. (a)	13,601	46,379
OraSure Technologies, Inc. (a)	13,400	155,842
Orthofix Medical, Inc. (a)	2,600	83,200
Oxford Immunotec Global PLC (a)	4,500	58,500
Precision BioSciences, Inc. (a)	400	3,332
Quidel Corp. (a)	1,900	425,106
Quotient Ltd. (a)	8,800	65,120
RA Medical Systems, Inc. (a)	2,100	1,034
Repligen Corp. (a)	100	12,361
RTI Surgical Holdings, Inc. (a)	5,700	18,126
SeaSpine Holdings Corp. (a)	2,000	20,940
Sientra, Inc. (a)	3,600	13,932
STERIS PLC	100	15,344
Stryker Corp.	100	18,019
Surmodics, Inc. (a)	1,100	47,564
Thermo Fisher Scientific, Inc. (b),(c)	7,500	2,717,550
TransEnterix, Inc. (a)	1,470	795
Veracyte, Inc. (a)	2,700	69,930
Vericel Corp. (a)	4,300	59,426
Zimmer Biomet Holdings, Inc. (b),(c)	27,390	3,269,270

		59,837,059

Metals & Mining — 0.1%
Alamos Gold, Inc., Class A	30,254	283,782
Alcoa Corp. (a)	40,801	458,603
Arconic Corp. (a)	1,200	16,716
B2Gold Corp.	28,300	161,027
Coeur Mining, Inc. (a)	3,936	19,995
Constellium SE (a)	24,700	189,696
Contura Energy, Inc. (a)	3,200	9,728
Eldorado Gold Corp. (a)	29,440	285,568
Ferroglobe PLC (a)	7,600	3,769
Gold Resource Corp.	300	1,233
Hecla Mining Co.	2,981	9,748
HudBay Minerals, Inc.	1,100	3,333
IAMGOLD Corp. (a)	67,500	266,625
Kinross Gold Corp. (a)	72,000	519,840
New Gold, Inc. (a)	83,500	112,725
Pretium Resources, Inc. (a)	4,100	34,440
Royal Gold, Inc. (b)	10,800	1,342,656
Sandstorm Gold Ltd. (a)	22,700	218,374
SSR Mining, Inc. (a)	4,300	91,719
Taseko Mines Ltd. (a)	4,000	1,980
Teck Resources Ltd., B Shares	33,800	352,196

		4,383,753

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.2%
Abraxas Petroleum Corp. (a)	28,600	$6,675
Amplify Energy Corp. (a)	966	1,188
Antero Resources Corp. (a)	15,300	38,862
Archrock, Inc.	3,800	24,662
Baker Hughes a GE Co.	200	3,078
Cabot Oil & Gas Corp.	4,500	77,310
Callon Petroleum Co. (a)	2,725	3,134
Cenovus Energy, Inc. (a)	15,400	71,918
Centennial Resource Development, Inc., Class A (a)	47,200	42,008
ChampionX Corp. (a)	23,200	226,432
Chevron Corp.	2,100	187,383
Cimarex Energy Co.	1,400	38,486
Clean Energy Fuels Corp. (a)	2,900	6,438
CNX Resources Corp. (a)	5,500	47,575
Comstock Resources, Inc. (a)	200	876
Concho Resources, Inc. (b)	26,400	1,359,600
CONSOL Energy, Inc. (a)	4,600	23,322
Continental Resources, Inc. (a),(b)	63,800	1,118,414
Core Laboratories NV	3,800	77,216
Crescent Point Energy Corp.	6,400	10,432
CVR Energy, Inc.	3,800	76,418
Dawson Geophysical Co. (a)	882	1,270
Denbury Resources, Inc. (a)	7,100	1,960
Devon Energy Corp.	4,300	48,762
Enerplus Corp.	12,300	34,809
EnLink Midstream LLC	11,300	27,572
EOG Resources, Inc.	89,900	4,554,334
EQT Corp. (a)	35,500	422,450
Evolution Petroleum Corp.	3,900	10,920
Falcon Minerals Corp.	1,400	4,480
Forum Energy Technologies, Inc. (a)	19,600	10,351
Gran Tierra Energy, Inc. (a)	8,000	2,770
Gulf Island Fabrication, Inc. (a)	1,200	3,684
Hallador Energy Co. (a)	1,400	917
Halliburton Co.	100	1,298
Helix Energy Solutions Group, Inc. (a)	7,500	26,025
Helmerich & Payne, Inc. (b)	23,600	460,436
HighPoint Resources Corp. (a)	600	177
HollyFrontier Corp.	3,000	87,600
Independence Contract Drilling, Inc. (a)	40	156
ION Geophysical Corp. (a)	200	468
Kinder Morgan, Inc.	8,500	128,945
KLX Energy Services Holdings, Inc. (a)	1,100	2,365
Kosmos Energy Ltd. (a)	73,900	122,674
Magnolia Oil & Gas Corp., Class A (a)	17,700	107,262
Mammoth Energy Services, Inc.	7,400	8,732
Marathon Oil Corp.	77,200	472,464
Matador Resources Co. (a)	24,500	208,250
Matrix Service Co. (a)	3,400	33,048
MRC Global, Inc. (a)	5,300	31,323
NACCO Industries, Inc., Class A	100	2,330
Natural Gas Services Group, Inc. (a)	1,200	7,524
Newpark Resources, Inc. (a)	6,500	14,495
NexTier Oilfield Solutions, Inc. (a)	7,046	17,263
Nine Energy Service, Inc. (a)	900	1,755
NOW, Inc. (a)	15,800	136,354
Oasis Petroleum, Inc. (a)	53,600	40,200
Oceaneering International, Inc. (a)	9,700	61,983
Oil States International, Inc. (a)	5,800	27,550
Ovintiv, Inc.	54,018	515,872
Panhandle Oil and Gas, Inc., Class A	1,400	3,752

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Parsley Energy, Inc., Class A	69,834	$745,827
Patterson-UTI Energy, Inc.	35,700	123,879
PBF Energy, Inc., Class A (a)	6,800	69,632
PDC Energy, Inc. (a)	5,684	70,709
Peabody Energy Corp. (a)	17,300	49,824
Pioneer Natural Resources Co. (b)	12,300	1,201,710
Precision Drilling Corp. (a)	1,200	911
QEP Resources, Inc. (a)	43,600	56,244
Range Resources Corp. (a)	613	3,451
RPC, Inc.	14,300	44,044
SandRidge Energy, Inc. (a)	6,400	8,256
Schlumberger Ltd.	5,600	102,984
SM Energy Co.	21,200	79,500
TC Energy Corp.	1,100	47,146
TransGlobe Energy Corp.	1,500	857
Transocean Ltd. (a)	109,833	200,994
TravelCenters of America, Inc. (a)	740	11,396
Valero Energy Corp.	300	17,646
Vermilion Energy, Inc. (a)	7,300	32,558
WPX Energy, Inc. (a)	54,000	344,520

		14,298,095

Passenger Transportation — 0.1%
Delta Air Lines, Inc. (a)	54,900	1,539,945
Mesa Air Group, Inc. (a)	100	344
SkyWest, Inc. (a)	100	3,262
Southwest Airlines Co. (a)	38,700	1,322,766

		2,866,317

Real Estate — 0.4%
Acadia Realty Trust	700	9,086
Agree Realty Corp.	2,100	137,991
American Campus Communities, Inc.	400	13,984
American Tower Corp.	1,700	439,518
Apartment Investment & Management Co., Class A	600	22,584
Armada Hoffler Properties, Inc.	3,200	31,840
Ashford Hospitality Trust, Inc. (a)	9,400	6,793
AvalonBay Communities, Inc. (b),(c)	4,854	750,623
Bluerock Residential Growth REIT, Inc.	4,000	32,320
Boston Properties, Inc. (b),(c)	272	24,583
Camden Property Trust	100	9,122
CareTrust REIT, Inc.	6,200	106,392
CBL & Associates Properties, Inc.	5,300	1,445
Cedar Realty Trust, Inc.	2,500	2,475
City Office REIT, Inc.	9,900	99,594
Colliers International Group, Inc.	1,100	63,041
Columbia Property Trust, Inc.	300	3,942
CorEnergy Infrastructure Trust, Inc.	3,000	27,450
CorePoint Lodging, Inc. (a)	400	1,684
Digital Realty Trust, Inc. (b),(c)	511	72,618
Diversified Healthcare Trust	2,600	11,505
Easterly Government Properties, Inc.	100	2,312
Empire State Realty Trust, Inc., Class A	100	700
EPR Properties	13,600	450,568
Equinix, Inc. (b),(c)	128	89,894
Equity LifeStyle Properties, Inc.	100	6,248
Equity Residential (b),(c)	4,740	278,807
Essex Property Trust, Inc. (b),(c)	7,643	1,751,546
Extra Space Storage, Inc.	200	18,474
First Industrial Realty Trust, Inc.	800	30,752
Four Corners Property Trust, Inc.	500	12,200
Gaming and Leisure Properties, Inc. (b)	37,845	1,309,437

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Getty Realty Corp.	300	$8,904
Gladstone Commercial Corp.	4,700	88,125
Gladstone Land Corp.	3,500	55,510
Global Medical REIT, Inc.	7,900	89,507
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400	11,384
Healthpeak Properties, Inc. (b),(c)	2,286	63,002
Host Hotels & Resorts, Inc. (b),(c)	2,679	28,906
JBG SMITH Properties (b),(c)	102	3,016
Lexington Realty Trust	15,600	164,580
LTC Properties, Inc.	900	33,903
Macerich Co.	4,966	44,545
McGrath RentCorp	2,100	113,421
Medical Properties Trust, Inc.	100	1,880
MGM Growth Properties LLC, Class A	400	10,884
Mid-America Apartment Communities, Inc.	200	22,934
Monmouth Real Estate Investment Corp., Class A	9,300	134,757
National Health Investors, Inc.	6,900	418,968
National Retail Properties, Inc. (b)	18,100	642,188
Newmark Group, Inc., Class A	23,700	115,182
Omega Healthcare Investors, Inc.	35,647	1,059,785
Outfront Media, Inc.	700	9,919
Paramount Group, Inc.	16,300	125,673
Preferred Apartment Communities, Inc., Class A	200	1,520
Prologis, Inc. (b),(c)	1,049	97,903
Public Storage (b),(c)	793	152,169
QTS Realty Trust, Inc., Class A	300	19,227
Realogy Holdings Corp.	20,100	148,941
Realty Income Corp. (b),(c)	30,622	1,822,009
Retail Opportunity Investments Corp. (a)	20,600	233,398
Retail Properties of America, Inc., Class A	10,300	75,396
RMR Group, Inc. (The), Class A	1,400	41,258
RPT Realty	100	696
Ryman Hospitality Properties, Inc.	3,400	117,640
SBA Communications Corp.	13,600	4,051,712
Simon Property Group, Inc. (b),(c)	64,804	4,431,298
SITE Centers Corp.	1,450	11,745
Spirit Realty Capital, Inc.	17,800	620,508
STORE Capital Corp. (b)	44,900	1,069,069
UDR, Inc.	700	26,166
Uniti Group, Inc.	34,800	325,380
Ventas, Inc. (b),(c)	686	25,121
Vornado Realty Trust (b),(c)	313	11,960
Welltower, Inc. (b),(c)	698	36,122
WP Carey, Inc.	5,000	338,250

		22,723,989

Recreation Facilities & Services — 0.0%
Cinemark Holdings, Inc. (a),(b)	24,100	278,355
Live Nation Entertainment, Inc. (a),(b)	21,000	930,930
Marcus Corp.	4,300	57,061
OneSpaWorld Holdings Ltd. (a)	8,400	40,068
Planet Fitness, Inc., Class A (a)	13,500	817,695
Six Flags Entertainment Corp. (a)	6,700	128,707

		2,252,816

Renewable Energy — 0.0%
Canadian Solar, Inc. (a)	300	5,781
FutureFuel Corp.	600	7,170
SunPower Corp. (a)	28,100	215,246
Sunrun, Inc. (a)	20,900	412,148

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Vivint Solar, Inc. (a)	5,300	$52,470

		692,815

Retail - Consumer Staples — 0.3%
Big Lots, Inc.	3,800	159,600
Dollar General Corp.	22,601	4,305,717
Dollar Tree, Inc. (a),(b)	36,700	3,401,356
Ingles Markets, Inc., Class A	300	12,921
Kroger Co.	1,400	47,390
Natural Grocers by Vitamin Cottage, Inc.	400	5,952
SpartanNash Co.	6,400	136,000
Sprouts Farmers Market, Inc. (a)	900	23,031
Target Corp. (b)	70,100	8,407,093
Walmart, Inc.	1,000	119,780

		16,618,840

Retail - Discretionary — 0.7%
1-800-Flowers.com, Inc., Class A (a)	4,900	98,098
Abercrombie & Fitch Co., Class A	4,700	50,008
Amazon.com, Inc. (a),(b),(c)	3,157	8,709,595
At Home Group, Inc. (a)	12,000	77,880
AutoZone, Inc. (a)	400	451,248
Avis Budget Group, Inc. (a)	3,600	82,404
Bassett Furniture Industries, Inc.	1,100	8,085
Best Buy Co., Inc.	16,300	1,422,501
Build-A-Bear Workshop, Inc. (a)	2,700	5,886
Builders FirstSource, Inc. (a)	17,800	368,460
Caleres, Inc.	100	834
Children’s Place, Inc. (a)	700	26,194
Citi Trends, Inc. (a)	2,000	40,440
Conn’s, Inc. (a)	6,300	63,567
Container Store Group, Inc. (a)	500	1,620
Dick’s Sporting Goods, Inc.	12,600	519,876
Duluth Holdings, Inc., Class B (a)	5,200	38,324
Etsy, Inc. (a),(b)	26,100	2,772,603
Ezcorp, Inc., Class A (a)	2,700	17,010
Foundation Building Materials, Inc. (a)	5,950	92,879
GameStop Corp., Class A (a)	600	2,604
Gap, Inc.	500	6,310
Home Depot, Inc. (b)	34,100	8,542,391
J. Jill, Inc. (a)	1,600	1,107
Kirkland’s, Inc. (a)	2,500	6,775
Kohl’s Corp. (a)	26,200	544,174
Liquidity Services, Inc. (a)	1,900	11,324
Lowe’s Cos., Inc. (b)	64,100	8,661,192
Macy’s, Inc. (a)	8,500	58,480
National Vision Holdings, Inc. (a)	3,400	103,768
O’Reilly Automotive, Inc. (a)	3,500	1,475,845
Office Depot, Inc. (a)	1,100	2,585
Overstock.com, Inc. (a)	5,700	162,051
Party City Holdco, Inc. (a)	20,000	29,800
Qurate Retail, Inc., Class A (a)	68,834	653,923
Revolve Group, Inc. (a)	100	1,486
RH (a)	4,200	1,045,380
Sportsman’s Warehouse Holdings, Inc. (a)	1,700	24,225
Tailored Brands, Inc.	6,500	6,097
Wayfair, Inc., Class A (a)	13,300	2,628,213
Williams-Sonoma, Inc.	1,500	123,015

		38,938,257

Semiconductors — 0.1%
Advanced Micro Devices, Inc. (a),(b)	28,900	1,520,429

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	400	$4,352
Ambarella, Inc. (a)	100	4,580
Amkor Technology, Inc. (a)	20,600	253,586
Amtech Systems, Inc. (a)	100	487
Axcelis Technologies, Inc. (a)	2,950	82,157
AXT, Inc. (a)	1,000	4,760
CEVA, Inc. (a)	2,300	86,066
Cirrus Logic, Inc. (a)	500	30,890
Data I/O Corp. (a)	100	337
DSP Group, Inc. (a)	3,000	47,640
FormFactor, Inc. (a)	100	2,933
Impinj, Inc. (a)	4,100	112,627
Inphi Corp. (a)	4,100	481,750
Intel Corp.	37,000	2,213,710
MACOM Technology Solutions Holdings, Inc. (a)	1,432	49,189
MaxLinear, Inc., Class A (a)	2,200	47,212
NeoPhotonics Corp. (a)	10,700	95,016
Photronics, Inc. (a)	100	1,113
Pixelworks, Inc. (a)	7,000	22,610
QUALCOMM, Inc.	5,000	456,050
Rambus, Inc. (a)	14,000	212,800
Teradyne, Inc.	17,800	1,504,278
Veeco Instruments, Inc. (a)	6,030	81,345

		7,315,917

Software — 0.4%
Agilysys, Inc. (a)	3,100	55,614
Allscripts Healthcare Solutions, Inc. (a)	500	3,385
Autodesk, Inc. (a),(b)	7,900	1,889,601
Avid Technology, Inc. (a)	7,700	55,979
Benefitfocus, Inc. (a)	5,900	63,484
Black Knight, Inc. (a)	100	7,256
Blackline, Inc. (a),(b)	5,100	422,841
Box, Inc., Class A (a),(b)	33,700	699,612
Brightcove, Inc. (a)	3,100	24,428
Calix, Inc. (a)	7,600	113,240
Castlight Health, Inc., Class B (a)	4,500	3,735
Ceridian HCM Holding, Inc. (a)	17,000	1,347,590
ChannelAdvisor Corp. (a)	4,500	71,280
CommVault Systems, Inc. (a)	400	15,480
Cornerstone OnDemand, Inc. (a),(b)	14,000	539,840
Covetrus, Inc. (a)	19,700	352,433
Crowdstrike Holdings, Inc. (a)	17,800	1,785,162
CyberArk Software Ltd. (a)	100	9,927
Digital Turbine, Inc. (a)	19,200	241,344
Domo, Inc., Class B (a)	2,900	93,293
Donnelley Financial Solutions, Inc. (a)	2,900	24,360
Dropbox, Inc., Class A (a),(b)	49,500	1,077,615
Ebix, Inc.	1,600	35,776
eGain Corp. (a)	2,500	27,775
Evolent Health, Inc., Class A (a)	17,600	125,312
Finjan Holdings, Inc. (a)	800	1,232
ForeScout Technologies, Inc. (a)	6,100	129,320
Fortinet, Inc. (a)	12,000	1,647,240
Glu Mobile, Inc. (a)	32,300	299,421
HubSpot, Inc. (a)	7,600	1,705,060
Immersion Corp. (a)	5,600	34,888
InnerWorkings, Inc. (a)	5,400	7,128
Intuit, Inc.	300	88,857
Limelight Networks, Inc. (a)	25,600	188,416
LivePerson, Inc. (a)	7,000	290,010
LogMeIn, Inc. (a)	6,000	508,620

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Medallia, Inc. (a)	1,100	$27,764
MicroStrategy, Inc., Class A (a)	700	82,803
Mimecast Ltd. (a),(b)	9,100	379,106
Mitek Systems, Inc. (a)	4,000	38,440
MobileIron, Inc. (a)	20,400	100,572
Model N, Inc. (a)	5,500	191,180
New Relic, Inc. (a),(b)	13,100	902,590
NextGen Healthcare, Inc. (a)	3,200	35,136
Nutanix, Inc., Class A (a)	6,100	144,600
Palo Alto Networks, Inc. (a)	800	183,736
Paylocity Holding Corp. (a),(b)	8,500	1,240,065
PDF Solutions, Inc. (a)	1,600	31,296
Phreesia, Inc. (a)	200	5,656
Pluralsight, Inc., Class A (a)	17,400	314,070
Progress Software Corp.	300	11,625
Proofpoint, Inc. (a)	2,700	300,024
PROS Holdings, Inc. (a)	7,200	319,896
QAD, Inc., Class A	700	28,896
Rapid7, Inc. (a)	3,700	188,774
Sciplay Corp., Class A (a)	1,800	26,694
Seachange International, Inc. (a)	2,700	4,077
SecureWorks Corp., Class A (a)	2,000	22,860
ServiceNow, Inc. (a),(b)	1,600	648,096
SPS Commerce, Inc. (a)	4,100	307,992
SVMK, Inc. (a)	23,800	560,252
Synchronoss Technologies, Inc. (a)	1,800	6,354
Take-Two Interactive Software, Inc. (a)	5,200	725,764
Tenable Holdings, Inc. (a)	300	8,943
Teradata Corp. (a),(b)	16,200	336,960
Varonis Systems, Inc. (a)	1,500	132,720
Verra Mobility Corp. (a)	28,300	290,924
VMware, Inc., Class A (a)	1,700	263,262
Workday, Inc., Class A (a),(b)	6,300	1,180,368
Workiva, Inc. (a)	5,400	288,846
Xperi Holding Corp.	3,485	51,439
Zendesk, Inc. (a),(b)	3,700	327,561
Zovio, Inc. (a)	2,900	8,874
Zscaler, Inc. (a)	500	54,750
Zuora, Inc., Class A (a)	1,800	22,950
Zynga, Inc., Class A (a),(b)	178,300	1,700,982

		25,483,451

Specialty Finance — 0.2%
AG Mortgage Investment Trust, Inc. (a)	4,800	15,312
AGNC Investment Corp.	11,800	152,220
Air Lease Corp.	400	11,716
Ally Financial, Inc.	2,600	51,558
Altisource Portfolio Solutions SA (a)	1,000	14,740
Anworth Mortgage Asset Corp.	2,300	3,910
Ares Commercial Real Estate Corp.	7,300	66,576
Blackstone Mortgage Trust, Inc., Class A	5,400	130,086
Capital One Financial Corp.	2,000	125,180
Curo Group Holdings Corp.	7,300	59,641
Discover Financial Services	3,000	150,270
Elevate Credit, Inc. (a)	200	296
Ellington Residential Mortgage REIT	800	8,240
Enova International, Inc. (a)	2,700	40,149
Euronet Worldwide, Inc. (a)	800	76,656
Evo Payments, Inc., Class A (a)	900	20,547
Exantas Capital Corp.	6,100	16,165
Fidelity National Financial, Inc. (b)	45,800	1,404,228
First American Financial Corp.	19,700	945,994

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	400	$39,048
FleetCor Technologies, Inc. (a)	100	25,153
General Finance Corp. (a)	700	4,697
Great Ajax Corp.	200	1,840
Green Dot Corp., Class A (a)	10,100	495,708
GreenSky, Inc., Class A (a)	6,600	32,340
Invesco Mortgage Capital, Inc.	2,903	10,857
Ladder Capital Corp.	7,600	61,560
LendingTree, Inc. (a)	100	28,953
MFA Financial, Inc.	68,800	171,312
MGIC Investment Corp.	28,700	235,053
Navient Corp.	600	4,218
New Residential Investment Corp.	19,100	141,913
New York Mortgage Trust, Inc.	26,700	69,687
NewStar Financial, Inc. (a)	100	0
On Deck Capital, Inc. (a)	2,300	1,653
Orchid Island Capital, Inc.	900	4,239
Paysign, Inc. (a)	200	1,942
PennyMac Financial Services, Inc.	100	4,179
PennyMac Mortgage Investment Trust	3,500	61,355
Premier Financial Corp.	2,048	36,188
Square, Inc, Class A (a)	200	20,988
Starwood Property Trust, Inc. (b)	42,700	638,792
Stewart Information Services Corp.	1,800	58,518
Synchrony Financial	13,900	308,024
TPG RE Finance Trust, Inc.	12,200	104,920
Two Harbors Investment Corp.	1,600	8,064
Visa, Inc., A Shares (b)	42,700	8,248,359
Walker & Dunlop, Inc.	500	25,405
Western Asset Mortgage Capital Corp.	10,200	27,948
WEX, Inc. (a)	800	132,008

		14,298,405

Technology Services — 0.0%
Automatic Data Processing, Inc.	6,100	908,229
comScore, Inc. (a)	9,500	29,450
Conduent, Inc. (a)	44,400	106,116
CoreLogic, Inc.	100	6,722
DXC Technology Co.	2,401	39,617
Genpact Ltd.	17,100	624,492
Leidos Holdings, Inc.	100	9,367
NIC, Inc.	200	4,592
Paychex, Inc.	3,700	280,275
Perficient, Inc. (a)	1,600	57,248
PFSweb, Inc. (a)	800	5,344
Sabre Corp. (a)	50,500	407,030
ServiceSource International, Inc. (a)	4,800	7,584

		2,486,066

Telecommunications — 0.3%
8x8, Inc. (a)	6,100	97,600
Aspire Holdings LLC, Class A (a),(c)	1,502,082	2
AT&T, Inc.	68,500	2,070,755
Cogent Communications Holdings, Inc.	700	54,152
ESC NII Holdings, Inc. (a)	50,677	109,969
Gogo, Inc. (a)	5,600	17,696
IDT Corp., Class B (a)	1,100	7,183
Ooma, Inc. (a)	2,200	36,256
ORBCOMM, Inc. (a)	16,300	62,755
RigNet, Inc. (a)	500	1,075
RingCentral, Inc., Class A (a),(b)	11,000	3,135,110
Spok Holdings, Inc.	1,500	14,025

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Switch, Inc., Class A (b)	19,500	$347,490
Telephone & Data Systems, Inc.	2,000	39,760
Verizon Communications, Inc. (b)	150,500	8,297,065
Vonage Holdings Corp. (a)	200	2,012
Zix Corp. (a),(b)	4,000	27,600

		14,320,505

Transportation & Logistics — 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	200	8,606
Covenant Transportation Group, Inc., Class A (a)	2,900	41,847
CSX Corp.	200	13,948
DHT Holdings, Inc.	1,400	7,182
Eagle Bulk Shipping, Inc. (a)	2,985	6,537
Genco Shipping & Trading Ltd.	400	2,512
Knight-Swift Transportation Holdings, Inc.	5,800	241,918
Marten Transport Ltd.	3,333	83,858
Mobile Mini, Inc.	5,100	150,450
Norfolk Southern Corp.	600	105,342
Overseas Shipholding Group, Inc., Class A (a)	1,300	2,418
Radiant Logistics, Inc. (a)	4,400	17,292
Schneider National, Inc., Class B	600	14,802
United Parcel Service, Inc., Class B	200	22,236
USA Truck, Inc. (a)	1,100	8,525
Werner Enterprises, Inc.	3,700	161,061
YRC Worldwide, Inc. (a)	2,800	5,180

		893,714

Transportation Equipment — 0.0%
Blue Bird Corp. (a)	2,600	38,974
Commercial Vehicle Group, Inc. (a)	2,100	6,069
FreightCar America, Inc. (a)	900	1,116
REV Group, Inc.	200	1,220
Shyft Group, Inc. (The)	4,200	70,728

		118,107

Utilities — 0.3%
AES Corp.	1,700	24,633
ALLETE, Inc.	100	5,461
Ameren Corp.	500	35,180
American Electric Power Co., Inc.	1,600	127,424
American Water Works Co., Inc.	200	25,732
Atlantic Power Corp. (a)	7,300	14,600
Chesapeake Utilities Corp.	100	8,400
CMS Energy Corp. (b)	17,300	1,010,666
Consolidated Edison, Inc.	800	57,544
Consolidated Water Co. Ltd.	1,300	18,759
DTE Energy Co.	10,700	1,150,250
Duke Energy Corp.	9,100	726,999
Entergy Corp.	1,300	121,953
Evergy, Inc.	100	5,929
Exelon Corp. (b)	140,400	5,095,116
FirstEnergy Corp.	27,100	1,050,938
IDACORP, Inc.	3,000	262,110
Just Energy Group, Inc.	5,900	3,032
National Fuel Gas Co.	1,200	50,316
NextEra Energy, Inc.	100	24,017
NiSource, Inc.	500	11,370
NRG Energy, Inc.	22,300	726,088
OGE Energy Corp.	5,000	151,800
ONE Gas, Inc.	200	15,410
PG&E Corp. (a)	58,900	522,443
Pinnacle West Capital Corp.	800	58,632

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
PNM Resources, Inc.	500	$19,220
Portland General Electric Co.	1,000	41,810
Public Service Enterprise Group, Inc.	53,700	2,639,892
Sempra Energy	800	93,784
Southern Co.	9,200	477,020
Southwest Gas Holdings, Inc.	100	6,905
UGI Corp.	400	12,720
Unitil Corp.	300	13,446
WEC Energy Group, Inc.	500	43,825

		14,653,424

Waste & Environmental Services & Equipment — 0.1%
Casella Waste Systems, Inc., Class A (a)	3,400	177,208
Ceco Environmental Corp. (a)	1,600	10,544
Covanta Holding Corp.	300	2,877
Donaldson Co., Inc.	100	4,652
Heritage-Crystal Clean, Inc. (a)	1,000	17,460
Republic Services, Inc.	8,600	705,630
US Ecology, Inc. (a)	800	27,104
Waste Management, Inc. (b)	27,100	2,870,161

		3,815,636

Total North America		807,030,004

Oceania — 0.0%
Iron & Steel — 0.0%
BHP Group PLC, ADR	600	24,690

Total Oceania		24,690

South America — 0.0%
Banking — 0.0%
Banco BBVA Argentina SA, ADR (a)	6,600	24,750
Banco Bradesco SA, ADR (a)	1,695	6,458

		31,208

Consumer Products — 0.0%
AMBEV SA, ADR	400	1,056
BRF SA, ADR (a)	25,100	99,647
Cia Cervecerias Unidas SA, ADR	1,800	25,776

		126,479

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares (a)	14,300	59,917

Metals & Mining — 0.0%
Yamana Gold, Inc.	55,600	303,576

Oil, Gas & Coal — 0.0%
Cosan Ltd., A Shares	18,800	283,128
Geopark Ltd. (a)	2,800	27,412

		310,540

Passenger Transportation — 0.0%
Gol Linhas Aereas Inteligentes SA, ADR	3,500	23,730

Total South America		855,450

TOTAL COMMON STOCK (COST $795,549,472)		840,211,773

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 0.0%
North America — 0.0%
Utilities — 0.0%
Pacific Gas & Electric Co. (a),(b),(c)	9,305	$229,682

Total North America		229,682

TOTAL PREFERRED STOCK (COST $122,471)		229,682

RIGHTS — 0.0%
North America — 0.0%
GigCapital2, Inc. (a),(c)	498,013	134,950

TOTAL RIGHTS (COST $0)		134,950

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 6.5%
Europe — 0.1%
Banco Santander SA, Series 1, Class G, 10.00%, 09/25/26 (c),(d),(e)	$7,995,000	7,267,223
North America — 6.4%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 4.46%, 05/01/27 (b),(c),(d),(f),(g)	2,000,000	1,915,866
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 3.78%, 07/15/26 (b),(c),(d),(f),(g)	4,750,000	4,451,087
AIG CLO Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 7.25%, 8.24%, 10/25/32 (b),(c),(d),(f),(g)	250,000	199,345
Alinea CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.10%, 3.37%, 07/20/31 (b),(c),(f),(g)	3,500,000	3,187,002
Allegro CLO Ltd.,
Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 3.27%, 10/21/28 (b),(c),(f),(g)	3,000,000	2,741,157
Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.80%, 4.08%, 01/15/30 (b),(c),(f),(g)	8,000,000	7,112,104
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 3 mo. USD LIBOR + 2.70%, 3.69%, 04/25/31 (b),(c),(f),(g)	750,000	690,942
Annisa CLO Ltd., Series 2016-2A, Class DR, 3.27%, 07/20/31 (b),(c),(d),(f),(g)	250,000	240,146
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 2.22%, 02/15/35 (b),(c),(f),(g)	1,792,000	1,676,169
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 7.62%, 10/15/32 (b),(c),(d),(f),(g)	250,000	229,568
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 3 mo. USD LIBOR + 3.00%, 3.26%, 07/22/30 (b),(c),(d),(f),(g)	300,000	276,829
Ares XXVII CLO Ltd., Series 2013-2A, Class CR, 3 mo. USD LIBOR + 2.40%, 3.29%, 07/28/29 (b),(c),(f),(g)	250,000	243,811
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, 3 mo. USD LIBOR + 1.80%, 2.19%, 05/15/30 (b),(c),(f),(g)	750,000	702,245
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 4.27%, 07/16/29 (b),(c),(f),(g)	2,000,000	1,659,508
Avant Loans Funding Trust,
Series 2018-A, Class C, 4.79%, 05/15/24 (b),(c),(f)	3,411,000	3,396,350
Series 2018-B, Class C, 5.00%, 11/17/25 (b),(c),(d),(f)	545,000	541,090
Series 2019-A, Class C, 4.65%, 04/15/26 (b),(c),(f)	3,403,000	3,191,653
Series 2019-B, Class C, 4.54%, 10/15/26 (b),(c),(f)	637,000	583,303
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.37%, 07/17/26 (b),(c),(f),(g)	2,500,000	2,390,312
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 0.50%, 01/25/47 (b),(c),(g)	74,549	74,084
Benefit Street Partners CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.50%, 3.78%, 01/15/29 (b),(c),(f),(g)	3,500,000	3,289,013
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class C, 3 mo. USD LIBOR + 2.60%, 2.88%, 01/15/33 (b),(c),(f),(g)	1,000,000	965,796
Birch Grove CLO Ltd., Series 19A, Class D, 3 mo. USD LIBOR + 3.90%, 4.21%, 06/15/31 (b),(c),(f),(g)	1,500,000	1,442,379

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 4.97%, 04/24/29 (b),(c),(d),(f),(g)	$4,250,000	$3,647,184
BlueMountain CLO Ltd., Series 2016-2A, Class C1R, 3 mo. USD LIBOR + 4.00%, 4.38%, 08/20/32 (b),(c),(f),(g)	500,000	497,206
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 2.92%, 01/17/28 (b),(c),(d),(f),(g)	4,000,000	3,535,164
California Street CLO LP, Series 2012-9A, Class D1R2, 3 mo. USD LIBOR + 3.70%, 3.97%, 07/16/32 (b),(c),(d),(f),(g)	3,000,000	2,971,125
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.90%, 2.18%, 07/15/31 (b),(c),(f),(g)	500,000	456,234
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class DR, 3 mo. USD LIBOR + 2.60%, 2.87%, 04/17/31 (b),(c),(f),(g)	3,000,000	2,480,883
Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 3.65%, 3.92%, 07/20/31 (b),(c),(f),(g)	2,000,000	1,772,084
CarVal CLO Ltd.,
Series 2019-1X, Class D, 4.42%, 04/20/32 (b),(c),(e),(g)	500,000	482,884
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.70%, 3.97%, 07/20/32 (b),(c),(d),(f),(g)	6,000,000	5,612,340
Carvana Auto Receivables Trust,
Series 2019-1A, Class E, 5.64%, 01/15/26 (b),(c),(f)	1,116,000	1,147,542
Series 2019-2A, Class E, 5.01%, 04/15/26 (c),(f),(h)	1,125,000	1,127,727
Series 2019-3A, Class E, 4.60%, 07/15/26 (c),(f),(h)	1,592,000	1,571,735
Series 2019-4A, Class E, 4.70%, 10/15/26 (c),(f),(h)	1,181,000	1,169,547
Series 2020-N1A, Class D, 3.43%, 01/15/26 (b),(c),(f)	9,983,000	10,178,497
Series 2020-N1A, Class E, 5.20%, 07/15/27 (b),(c),(f)	5,312,000	5,341,258
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 3.79%, 01/27/28 (b),(c),(f),(g)	5,235,000	4,648,418
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 3.69%, 04/22/30 (b),(c),(f),(g)	3,100,000	2,819,351
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 3.90%, 04/22/27 (b),(c),(f),(g)	1,000,000	899,210
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 6.25%, 04/22/27 (b),(c),(d),(f),(g)	2,500,000	1,741,180
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 4.12%, 01/18/29 (b),(c),(f),(g)	3,500,000	3,210,637
Cent CLO Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 4.19%, 07/27/30 (b),(c),(f),(g)	4,200,000	3,743,586
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 6.92%, 07/16/30 (b),(c),(d),(f),(g)	3,000,000	2,555,469
Series 2014-2RA, Class B1, 3.82%, 04/24/30 (b),(c),(f),(g)	250,000	237,393
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 3.94%, 10/25/27 (b),(c),(f),(g)	4,000,000	3,706,396
Series 2016-1A, Class D1R, 3 mo. USD LIBOR + 4.00%, 0.00%, 10/21/31 (c),(f)	1,000,000	991,781
Series 2019-4A, Class C, 3 mo. USD LIBOR + 3.50%, 3.78%, 07/15/32 (b),(c),(d),(f),(g)	1,000,000	936,943
Colony American Finance Ltd., Series 2018-1D, Class D, 4.92%, 06/15/51 (b),(c),(f)	708,000	801,387
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1, Class C, 5.21%, 07/15/25 (b),(c),(f)	611,000	594,805
Corevest American Finance Trust,
Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (b),(c),(f)	459,000	446,382
Series 2019-1, Class D, 4.82%, 03/15/52 (b),(c),(f)	152,000	166,272
Series 2019-1, Class E, 5.49%, 03/15/52 (b),(c),(f)	196,000	214,772
CoreVest American Finance Trust,
Series 2019-2, Class XA, 2.38%, 06/15/52 (b),(c),(f),(g),(w)	17,407,149	1,818,299
Series 2019-2, Class D, 4.22%, 06/15/52 (b),(c),(f)	476,000	433,616
Series 2019-2, Class E, 5.22%, 06/15/52 (b),(c),(f),(g)	699,000	615,211
Corevest American Finance Trust,
Series 2019-3, Class XA, 2.03%, 10/15/52 (b),(c),(f),(g),(w)	15,659,623	1,574,481
Series 2019-3, Class D, 3.76%, 10/15/52 (b),(c),(f)	100,000	83,430
Series 2019-3, Class E, 4.74%, 10/15/52 (b),(c),(f),(g)	124,000	104,973
Series 2020-1, Class E, 4.83%, 03/15/50 (b),(c),(f),(g)	100,000	101,535
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 4.03%, 10/15/29 (b),(c),(f),(g)	4,500,000	4,030,992
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 4.03%, 01/15/27 (b),(c),(d),(f),(g)	5,000,000	4,377,350
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 3.73%, 01/15/29 (b),(c),(d),(f),(g)	4,000,000	3,403,080
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 5.74%, 10/26/27 (b),(c),(d),(f),(g)	1,000,000	722,467
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 08/15/25 (b),(c)	3,250,000	3,281,538
Dryden 65 CLO Ltd., Series 2018-65A, Class D, 3.37%, 07/18/30 (b),(c),(d),(f),(g)	500,000	465,048

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dryden 80 CLO Ltd., Series 2019-80A, Class D1, 3 mo. USD LIBOR + 4.10%, 4.37%, 01/17/33 (b),(c),(d),(f),(g)	$250,000	$248,543
Dryden CLO Ltd., Series 2019-75A, Class DR, 3 mo. USD LIBOR + 3.55%, 3.83%, 07/15/30 (b),(c),(f),(g)	4,750,000	4,490,270
Dryden Senior Loan Fund,
Series 2014-36A, Class DR2, 3 mo. USD LIBOR + 3.70%, 3.98%, 04/15/29 (b),(c),(f),(g)	6,000,000	5,595,642
Series 2016-43A, Class DRR, 3 mo. USD LIBOR + 3.55%, 3.82%, 07/20/29 (b),(c),(f),(g)	3,000,000	2,892,888
DT Auto Owner Trust,
Series 2019-2A, Class E, 4.46%, 05/15/26 (c),(f),(h)	1,775,000	1,770,309
Series 2019-4A, Class E, 3.93%, 10/15/26 (c),(f),(h)	925,000	895,196
Series 2020-1A, Class E, 3.48%, 02/16/27 (c),(f),(h)	1,595,000	1,517,040
Elm CLO Ltd., Series 2014-1A, Class BRR, 3 mo. USD LIBOR + 1.75%, 2.02%, 01/17/29 (b),(c),(f),(g)	500,000	488,536
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 3.57%, 05/28/28 (b),(c),(d),(f),(g)	5,000,000	4,144,625
Fort Washington CLO, Series 2019-1A, Class D1, 3 mo. USD LIBOR + 3.90%, 4.17%, 10/20/32 (b),(c),(f),(g)	1,000,000	989,245
Gallatin Loan Management,
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.25%, 3.53%, 07/15/27 (b),(c),(d),(f),(g)	7,500,000	6,775,515
Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 3.37%, 01/21/28 (b),(c),(d),(f),(g)	4,500,000	4,026,523
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 4.26%, 09/21/29 (b),(c),(d),(f),(g)	4,000,000	3,664,624
GLS Auto Receivables Issuer Trust,
Series 2019-2A, Class D, 4.52%, 02/17/26 (b),(c),(f)	1,510,000	1,486,346
Series 2019-3A, Class D, 3.84%, 05/15/26 (b),(c),(f)	1,457,000	1,395,930
Series 2019-4A, Class D, 4.09%, 08/17/26 (b),(c),(f)	900,000	869,187
Series 2020-1A, Class D, 3.68%, 11/16/26 (b),(c),(f)	1,790,000	1,702,063
Series 2020-2A, Class B, 3.16%, 06/16/25 (b),(c),(f)	1,867,000	1,900,520
Series 2020-2A, Class C, 4.57%, 04/15/26 (b),(c),(f)	778,000	814,783
Greywolf CLO III Ltd., Series 2020-3RA, Class CR, 3 mo. USD LIBOR + 3.35%, 3.61%, 04/15/33 (b),(c),(f),(g)	5,000,000	4,566,710
Greywolf CLO Ltd., Series 2019-1A, Class D, 7.21%, 04/17/30 (b),(c),(f),(g)	250,000	200,966
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 3.63%, 07/18/31 (b),(c),(d),(f),(g)	4,000,000	3,100,076
Highbridge Loan Management Ltd.,
Series 4A-2014, Class BR, 3 mo. USD LIBOR + 1.85%, 2.74%, 01/28/30 (b),(c),(f),(g)	500,000	476,723
Series 7A-2015, Class DR, 3 mo. USD LIBOR + 2.40%, 2.79%, 03/15/27 (b),(c),(f),(g)	1,000,000	887,247
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 09/17/39 (b),(c),(f)	96,103	57,940
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 3.89%, 07/29/28 (b),(c),(f),(g)	1,000,000	859,870
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 2.93%, 07/15/26 (b),(c),(f),(g)	1,000,000	977,982
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 3.59%, 07/25/27 (b),(c),(d),(f),(g)	5,500,000	5,016,192
Series 2016-9A, Class C1R, 3 mo. USD LIBOR + 4.10%, 4.37%, 10/20/28 (b),(c),(d),(f),(g)	3,000,000	2,884,530
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 3.52%, 07/14/31 (b),(c),(d),(f),(g)	2,000,000	1,756,180
Jamestown CLO XV Ltd., Series 2020-15A, Class D, 3 mo. USD LIBOR + 3.65%, 4.41%, 04/15/33 (b),(c),(f),(g)	5,000,000	4,582,700
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 2.87%, 01/17/28 (b),(c),(f),(g)	5,310,000	4,268,178
JP Morgan Mortgage Acquisition Trust,
Series 2006-HE3 SEQ, Class A3, 1 mo. USD LIBOR + .11%, 0.29%, 11/25/36 (b),(c),(g)	1,994,422	1,699,984
Series 2006-HE3 SEQ, Class A4, 1 mo. USD LIBOR + ..16%, 0.34%, 11/25/36 (b),(c),(g)	683,639	586,120
Series 2006-HE3 SEQ, Class A5, 1 mo. USD LIBOR + ..24%, 0.42%, 11/25/36 (b),(c),(g)	1,927,819	1,667,394
Kayne CLO II Ltd., Series 2018-2A, Class E, 6.38%, 10/15/31 (c),(d),(f),(g)	416,667	359,050
KVK CLO Ltd.,
3.22%, 01/14/28 (b),(c),(f),(g)	4,690,000	4,319,818
Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.40%, 4.68%, 01/15/29 (b),(c),(d),(f),(g)	5,000,000	4,706,140
Long Beach Mortgage Loan Trust, Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .26%, 0.44%, 05/25/36 (b),(c),(g)	8,230,064	3,707,792
Madison Park Funding Ltd.,
Series 2012-10A, Class DR2, 3 mo. USD LIBOR + 3.25%, 3.52%, 01/20/29 (b),(c),(f),(g)	1,000,000	901,532
Series 2013-11A, Class DR, 3 mo. USD LIBOR + 3.25%, 4.29%, 07/23/29 (b),(c),(f),(g)	3,400,000	3,140,696
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 3.99%, 07/27/30 (b),(c),(f),(g)	2,000,000	1,788,230

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Magnetite XIV-R Ltd., Series 2015-14RA, Class E, 5.87%, 10/18/31 (b),(c),(f),(g)	$500,000	$423,119
Magnetite XXII Ltd., Series 2019-22A, Class D, 3 mo. USD LIBOR + 3.65%, 3.93%, 04/15/31 (b),(c),(d),(f),(g)	250,000	247,771
Mariner CLO LLC, Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 2.85%, 3.12%, 04/20/29 (b),(c),(f),(g)	6,000,000	5,457,972
MidOcean Credit CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.75%, 4.02%, 01/20/29 (b),(c),(d),(f),(g)	4,000,000	3,578,812
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 4.16%, 07/15/29 (b),(c),(f),(g)	5,500,000	4,925,354
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 3.87%, 10/16/29 (b),(c),(f),(g)	3,000,000	2,576,340
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 2.87%, 10/13/27 (b),(c),(f),(g)	2,500,000	2,222,505
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 3.40%, 07/15/31 (b),(c),(f),(g)	5,000,000	4,056,425
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.05%, 4.33%, 04/15/29 (b),(c),(f),(g)	5,000,000	4,776,400
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 3 mo. USD LIBOR + 2.85%, 3.12%, 04/20/30 (b),(c),(d),(f),(g)	750,000	672,587
New Residential Mortgage LLC,
Series 2018-FNT1, Class D, 4.69%, 05/25/23 (b),(c),(f)	591,223	554,868
Series 2018-FNT1, Class E, 4.89%, 05/25/23 (b),(c),(f)	2,483,138	2,312,370
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (b),(c),(f)	2,454,442	2,276,156
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + ..45%, 2.60%, 05/21/42 (b),(c),(f),(g)	373,261	181,392
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 3.46%, 06/15/31 (b),(c),(d),(f),(g)	3,000,000	2,515,605
Oaktree CLO Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 5.47%, 10/20/27 (b),(c),(d),(f),(g)	2,500,000	1,806,712
Ocean Trails CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.65%, 3.93%, 07/15/28 (b),(c),(f),(g)	5,000,000	4,651,900
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 4.28%, 07/15/29 (b),(c),(f),(g)	3,500,000	3,373,513
Series 2014-1A, Class CRR, 3 mo. USD LIBOR + 3.95%, 4.37%, 02/14/31 (b),(c),(f),(g)	2,000,000	1,924,226
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.85%, 5.13%, 04/15/26 (b),(c),(f),(g)	1,000,000	851,527
OFSI Fund Ltd., Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 3.47%, 10/18/26 (b),(c),(d),(f),(g)	2,000,000	1,837,916
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, 3 mo. USD LIBOR + 7.15%, 7.42%, 01/21/30 (b),(c),(d),(f),(g)	250,000	225,453
OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.95%, 2.22%, 01/20/33 (b),(c),(f),(g)	250,000	236,209
OneMain Financial Issuance Trust,
Series 2017-1A, Class D, 4.52%, 09/14/32 (b),(c),(f)	4,500,000	4,012,312
Series 2017-1A SEQ, Class A1, 2.37%, 09/14/32 (b),(c),(f)	2,304,817	2,310,982
Series 2019-1A, Class E, 5.69%, 02/14/31 (b),(c),(f)	5,000,000	4,422,330
OZLM Funding Ltd., Series 2013-4A, Class BR, 3 mo. USD LIBOR + 2.20%, 2.46%, 10/22/30 (b),(c),(f),(g)	3,000,000	2,832,486
OZLM Ltd.,
Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 3.40%, 04/17/31 (b),(c),(f),(g)	2,000,000	1,772,870
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 6.16%, 04/30/27 (b),(c),(d),(f),(g)	8,833,000	6,243,138
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 6.21%, 07/30/27 (b),(c),(d),(f),(g)	1,100,000	769,553
Palmer Square CLO Ltd., Series 2018-2A, Class B, 2.17%, 07/16/31 (b),(c),(f),(g)	250,000	237,919
Parallel Ltd.,
Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.37%, 07/20/29 (b),(c),(f),(g)	3,000,000	2,638,260
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.20%, 4.47%, 07/20/32 (b),(c),(d),(f),(g)	1,000,000	935,119
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.99%, 07/20/32 (b),(c),(d),(f),(g)	1,333,000	1,048,939
Perimeter Master Note Business Trust,
Series 2019-1A, Class C, 8.06%, 12/15/22 (b),(c),(f)	251,000	247,926
Series 2019-2A, Class B, 5.21%, 05/15/24 (c),(f),(h)	921,000	914,142
Series 2019-2A, Class C, 7.06%, 05/15/24 (b),(c),(f)	251,000	240,389
Regatta Funding LP, Series 2013-2A, Class CR2, 3 mo. USD LIBOR + 3.70%, 3.98%, 01/15/29 (b),(c),(f),(g)	6,500,000	6,129,181

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.85%, 3.12%, 07/17/31 (b),(c),(d),(f),(g)	$490,000	$466,444
Regatta XV Funding Ltd., Series 2018-4A, Class C, 4.29%, 10/25/31 (b),(c),(f),(g)	500,000	466,391
Rockford Tower CLO Ltd.,
Series 2017-1A, Class BR, 3 mo. USD LIBOR + 1.45%, 1.73%, 04/15/29 (b),(c),(f),(g)	2,500,000	2,429,487
Series 2017-2A, Class DR, 3 mo. USD LIBOR + 2.85%, 3.13%, 10/15/29 (b),(c),(f),(g)	3,750,000	3,428,640
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.50%, 3.88%, 08/20/32 (b),(c),(d),(f),(g)	750,000	695,384
Romark CLO III Ltd., Series 2019-3A, Class C, 3 mo. USD LIBOR + 3.90%, 4.18%, 07/15/32 (b),(c),(d),(f),(g)	750,000	706,124
RR Ltd., Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.00%, 3.28%, 10/15/29 (b),(c),(d),(f),(g)	750,000	697,314
Shackleton CLO Ltd., Series 2017-11A, Class D, 3 mo. USD LIBOR + 3.65%, 4.04%, 08/15/30 (b),(c),(f),(g)	2,000,000	1,862,010
Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.63%, 09/16/24 (b),(c),(f)	1,627,000	1,631,587
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 6.30%, 10/20/26 (b),(c),(f),(g)	1,000,000	883,742
TICP CLO Ltd., Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 4.03%, 04/26/28 (b),(c),(f),(g)	4,650,000	4,334,046
TICP CLO V Ltd., Series 2016-5A, Class DR, 3.42%, 07/17/31 (b),(c),(f),(g)	750,000	701,333
TICP CLO VI Ltd., Series 2016-6A, Class BR, 3 mo. USD LIBOR + 1.70%, 1.98%, 01/15/29 (b),(c),(f),(g)	500,000	486,422
Tralee CLO Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 3.47%, 10/20/28 (b),(c),(d),(f),(g)	4,500,000	3,843,594
Trimaran CAVU Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.72%, 4.99%, 11/26/32 (b),(c),(f),(g)	2,000,000	1,989,630
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 4.37%, 08/28/29 (b),(c),(f),(g)	4,000,000	3,233,528
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 2.79%, 01/15/28 (b),(c),(f),(g)	4,000,000	3,148,252
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.38%, 10/15/29 (b),(c),(f),(g)	1,000,000	739,706
Series 2019-37A, Class D, 3 mo. USD LIBOR + 3.90%, 4.18%, 07/15/32 (b),(c),(f),(g)	3,000,000	2,670,273
Vericrest Opportunity Loan Trust, Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (b),(c),(f),(k)	791,227	783,207
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 3.12%, 01/20/31 (b),(c),(d),(f),(g)	6,300,000	4,926,039
VOLT LXXXV LLC, Series 2020-NPL1 SEQ, Class A1A, 3.23%, 01/25/50 (b),(c),(f),(k)	1,834,855	1,819,550
Voya CLO Ltd.,
Series 2016-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 4.27%, 07/19/28 (b),(c),(f),(g)	250,000	233,146
Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 3.98%, 06/07/30 (b),(c),(f),(g)	4,000,000	3,769,776
Wellfleet CLO Ltd., Series 2017-3A, Class A2, 1.77%, 01/17/31 (b),(c),(f),(g)	1,000,000	948,835
Wellfleet CLO X Ltd., Series 2019-XA, Class C, 4.13%, 04/20/32 (b),(c),(f),(g)	500,000	470,073
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 3.27%, 04/17/27 (b),(c),(d),(f),(g)	1,250,000	1,130,887
Zais CLO Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 4.27%, 01/20/32 (b),(c),(d),(f),(g)	5,500,000	4,333,351

Total North America		369,366,455

TOTAL ASSET-BACKED SECURITIES (COST $410,696,421)		376,633,678

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Entertainment Resources — 0.0%
Live Nation Entertainment, Inc., 2.50%, 03/15/23 (b),(c)	566,000	574,136

Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c),(f)	3,418,000	2,801,277

Total North America		3,375,413

TOTAL CONVERTIBLE BONDS (COST $3,950,035)		3,375,413

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
BANK DEBT — 5.2%
Europe — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-week LIBOR + 2.00%, 2.11%, 11/15/27 (c),(d),(g)	$450,214	$432,715

Cable & Satellite — 0.0%
Altice Financing SA, 2017 USD Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 07/15/25 (c),(d),(g)	831,462	784,866
Ziggo Financing Partnership, USD Term Loan I, 1 mo. LIBOR + 2.50%, 2.68%, 04/30/28 (c),(d),(g),(o)	520,858	490,367

		1,275,233

Chemicals — 0.1%
Alpha 3 B.V., 2017 Term Loan B1, 0.00%, 01/31/24 (c),(d),(g),(p)	206,177	198,085
Composite Resins Holding B.V., 2018 Term Loan B, 6 mo. LIBOR + 4.25%, 5.47%, 08/01/25 (c),(d),(g),(o)	890,312	845,796
Starfruit Finco B.V, 2018 USD Term Loan B, 1 mo. LIBOR + 3.00%, 3.19%, 10/01/25 (c),(d),(g),(o)	930,247	870,553

		1,914,434

Entertainment Contents — 0.0%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 1 mo. LIBOR + 2.50%, 3.50%, 02/01/24 (c),(d),(g)	385,517	366,003

Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, 0.00%, 01/02/21 (c),(g),(o)	1,127,626	26,612

Food & Beverage — 0.0%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.25%, 2.43%, 01/29/27 (c),(d),(g),(o)	230,582	216,316

Health Care Facilities & Services — 0.0%
LGC Limited, Term Loan, 1 mo. LIBOR + 3.50%, 3.68%, 04/21/27 (c)	150,000	143,813

Machinery Manufacturing — 0.0%
Zodiac Pool Solutions LLC, USD Term Loan B, 1 mo. LIBOR + 2.00%, 2.18%, 07/02/25 (c),(d),(g),(o)	57,386	55,018

Medical Equipment & Devices — 0.0%
Auris Luxembourg III S.a.r.l., 2019 USD Term Loan B2, 0.00%, 02/27/26 (c),(d),(p)	249,420	216,995
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 06/30/25 (c),(d),(g)	349,658	326,277

		543,272

Property & Casualty Insurance — 0.0%
Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 0.00%, 12/20/24 (c),(d),(g),(p)	260,065	252,752

Refining & Marketing — 0.0%
EG America LLC, 2018 USD Term Loan, 0.00%, 02/07/25 (c),(d),(g),(p)	482,982	452,395

Software & Services — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 3.76%, 11/01/24 (c),(d),(g),(o)	490,867	469,392
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 5.07%, 11/21/24 (c),(d),(g)	497,407	476,088

		945,480

Wireless Telecommunications Services — 0.0%
Altice France S.A., 2018 Term Loan B13, 1 mo. LIBOR + 4.00%, 4.18%, 08/14/26 (c),(d),(g)	1,375,382	1,319,624

Total Europe		7,943,667

North America — 5.0%
Advertising & Marketing — 0.4%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 07/23/21 (c),(d),(g),(o)	15,480,112	14,118,327
Term Loan B2, 4.25%, 07/25/21 (c),(d),(g)	6,689,715	6,090,986

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
AppLovin Corporation, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 3.68%, 08/15/25 (c),(d),(g),(o)	$394,988	$382,478
Red Ventures, LLC, 2020 Term Loan B2, 1 mo. LIBOR + 2.50%, 2.68%, 11/08/24 (c),(d),(g)	851,897	802,649
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.25%, 4.43%, 12/17/26 (c),(d),(g),(o)	737,401	701,762

		22,096,202

Aerospace & Defense — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. LIBOR + 4.00%, 4.18%, 02/01/27 (c),(d),(o)	179,358	175,695
TransDigm, Inc.,
2020 Term Loan F, 1 mo. LIBOR + 2.25%, 2.43%, 12/09/25 (c),(d),(g)	328,510	294,720
2020 Term Loan G, 1 mo. LIBOR + 2.25%, 2.43%, 08/22/24 (c),(d),(g)	394,977	356,139

		826,554

Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 1.75%, 1.93%, 01/29/27 (c),(d),(g)	633,472	476,055
Repriced TL B due 2023, 2.18%, 04/28/23 (c),(d),(g)	435,992	343,343

		819,398

Auto Parts Manufacturing — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.50%, 3.68%, 04/30/26 (c),(d),(g),(o)	1,193,985	1,134,286

Biotechnology & Pharmaceuticals — 0.1%
Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.68%, 09/26/24 (c),(d),(g)	1,803,828	1,693,903
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 3.69%, 05/04/25 (c),(d),(g)	490,177	446,674

		2,140,577

Cable & Satellite — 0.1%
Charter Communications Operating, LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.75%, 1.93%, 02/01/27 (c),(d),(g)	1,119,897	1,075,247
Cogeco Communications (USA) II L.P., Term Loan B, 1 mo. LIBOR + 2.00%, 2.18%, 01/03/25 (c),(d),(g)	624,879	596,216
CSC Holdings, LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.50%, 2.68%, 04/15/27 (c),(d),(g)	1,511,915	1,431,194
Radiate Holdco, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.75%, 02/01/24 (c),(d),(g)	555,014	528,651
UPC Broadband Holding B.V., 2020 USD Term Loan B, 1 mo. LIBOR + 2.25%, 2.43%, 04/30/28 (c),(d),(g),(o)	149,123	141,916
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.50%, 2.68%, 01/31/28 (c),(d),(g)	168,919	160,937
WideOpenWest Finance LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 08/18/23 (c),(d),(g),(o)	1,334,361	1,268,203

		5,202,364

Casinos & Gaming — 0.0%
Caesars Entertainment Operating Company, Exit Term Loan, 1 mo. LIBOR + 2.00%, 2.18%, 10/07/24 (c),(d),(g)	87,651	87,185
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 12/23/24 (c),(d),(g)	792,777	702,844
Golden Nugget, Inc. 2017 Incremental Term Loan B ,3.250%, 10/04/23 (c),(d),(g),(o)	192,884	152,379
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 0.00%, 07/10/25 (c),(d),(g),(p)	205,091	203,648

		1,146,056

Chemicals — 0.1%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, 3 mo. LIBOR + 5.25%, 6.25%, 08/27/26 (c),(d),(g),(o)	1,055,653	1,033,663
Diamond (BC) B.V., USD Term Loan, 0.00%, 09/06/24 (c),(d),(g),(p)	323,853	296,867

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 4.50%, 02/12/25 (c),(d),(g),(o)	$1,249,659		$1,214,256
H.B. Fuller Company, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 2.19%, 10/20/24 (c),(d),(g)	1,263,859		1,217,691
LyondellBasell Industries NV,
0.00%, 08/15/15 (c)	980,469	EUR	0
0.00%, 08/15/49 (c)	$16,732,095		0
Trinseo Materials Operating S.C.A., 2018 Term Loan, 1 mo. LIBOR + 2.00%, 2.18%, 09/06/24 (c),(d),(g)	249,386		237,074
Univar Inc., 2019 USD Term Loan B5, 3 mo. LIBOR + 2.00%, 2.18%, 07/01/26 (c),(d),(g)	329,166		312,915

			4,312,466

Commercial Services — 0.0%
Garda World Security Corporation, 2019 1st Lien Term Loan B, 3 mo. LIBOR + 4.75%, 4.93%, 10/30/26 (c),(d)	431,233		422,393
Sunshine Luxembourg VII SARL, USD Term Loan B1, 6 mo. LIBOR + 4.25%, 5.32%, 10/01/26 (c),(d),(g)	494,798		472,739

			895,132

Communications Equipment — 0.1%
Avaya, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.25%, 4.43%, 12/15/24 (c),(d),(g)	1,555,303		1,431,656
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 04/06/26 (c),(d),(g),(o)	639,595		604,417
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 4.68%, 11/30/25 (c),(d),(g)	437,883		356,056

			2,392,129

Construction Materials Manufacturing — 0.0%
Forterra Finance, LLC, 2017 Term Loan B, 0.00%, 10/25/23 (c),(d),(g),(p)	81,653		79,203
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.50%, 2.68%, 02/01/27 (c),(d),(g),(o)	385,528		369,868

			449,071

Consumer Finance — 0.1%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 05/15/26 (c),(d),(g),(o)	2,779,768		2,557,386
Ellie Mae, Inc., Term Loan, 3 mo. LIBOR + 3.75%, 4.06%, 04/17/26 (c),(d),(g)	759,852		734,397
Ocwen Loan Servicing, LLC, 2016 Term Loan B, 1 mo. LIBOR + 6.00%, 7.00%, 05/15/22 (c),(d),(g),(o)	2,414,620		2,197,304
Ocwen Loan Servicing, LLC, 2016 Term Loan B, 1 mo. LIBOR + 6.00%, 7.00%, 05/15/22 (c),(d),(g),(o)	1,680,734		1,529,468

			7,018,555

Consumer Products — 0.1%
Kronos Acquisition Holdings Inc 2015 Term Loan B ,5.000%, 05/15/23	2,988,490		2,839,454
Reynolds Consumer Products LLC, Term Loan, 1 mo. LIBOR + 1.75%, 1.93%, 02/04/27 (c),(d),(g)	417,928		402,030

			3,241,484

Consumer Services — 0.3%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 12/06/24 (c),(d),(g),(o)	5,627,285		5,345,921
AlixPartners, LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.50%, 3.50%, 04/04/24 (c),(d),(g),(o)	158,122		152,521
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.25%, 4.43%, 07/10/26 (c),(d),(g),(o)	819,217		794,468
Cambium Learning Group, Inc., Term Loan B, 3 mo. LIBOR + 4.50%, 4.81%, 12/18/25 (c),(d),(g),(o)	1,132,882		1,072,465
Cast and Crew Payroll, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.93%, 02/09/26 (c),(d),(g),(o)	877,944		798,385
CHG Healthcare Services Inc., 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.00%, 4.07%, 06/07/23 (c),(d),(g)	509,874		490,392
Conservice Midco, LLC, 2020 Term Loan B, 3 mo. LIBOR + 4.25%, 4.56%, 05/13/27 (c),(d),(g)	249,604		242,740
Guidehouse LLP, 2018 Term Loan, 1 mo. LIBOR + 4.50%, 4.68%, 05/01/25 (c),(d),(g),(o)	261,184		251,607

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
LegalZoom.com, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 4.68%, 11/21/24 (c),(d),(g)	$1,723,880	$1,680,783
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 4.06%, 05/23/25 (c),(d),(g),(o)	25,563	24,583
Prime Security Services Borrower, LLC 2019 Term Loan B1 ,4.250%, 09/23/26 (c),(d),(g)	1,191,000	1,142,622
TKC Holdings, Inc. 2017 1st Lien Term Loan ,4.750%, 02/01/23 (c),(d),(g)	3,877,199	3,620,954
USS Ultimate Holdings, Inc. 1st Lien Term Loan ,4.750%, 08/25/24 (c),(d),(g)	936,955	877,993

		16,495,434

Containers & Packaging — 0.2%
Berlin Packaging LLC,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.18%, 11/07/25 (c),(d),(g)	295,226	278,989
2018 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 3.31%, 11/07/25 (c),(d),(g)	3,251	3,072
Berry Global, Inc.,
Term Loan W, 1 mo. LIBOR + 2.00%, 2.18%, 10/01/22 (c),(d),(g)	113,582	110,432
Term Loan Y, 1 mo. LIBOR + 2.00%, 2.18%, 07/01/26 (c),(d),(g)	1,168,143	1,114,117
Charter NEX US, Inc., Incremental Term Loan, 1 mo. LIBOR + 3.25%, 3.43%, 05/16/24 (c),(d),(g)	968,591	924,520
Flex Acquisition Company, Inc.,
1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.43%, 12/29/23 (c),(d),(g),(o)	1,754,342	1,672,572
2018 Incremental Term Loan, 3 mo. LIBOR + 3.25%, 4.68%, 06/29/25 (c),(d),(g),(o)	359,789	338,202
Fort Dearborn Company,
2016 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 10/19/23 (c),(d),(g)	29,178	27,282
2016 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.20%, 10/19/23 (c),(d),(g)	1,559,643	1,458,266
2016 2nd Lien Term Loan, 9.52%, 10/21/24 (c),(d),(g),(o)	2,457,491	2,205,598
Reynolds Group Holdings Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.75%, 2.93%, 02/05/23 (c),(d),(g),(o)	493,597	470,348
Ring Container Technologies Group, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.93%, 10/31/24 (c),(d),(g)	1,080,147	1,023,439
TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 0.00%, 11/30/23 (c),(d),(g),(p)	12,360	11,853
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.00%, 4.07%, 10/17/24 (c),(d),(g)	540,794	515,106

		10,153,796

Distributors - Discretionary — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1 mo. LIBOR + 2.25%, 2.50%, 09/19/26 (c),(d),(g),(o)	392,212	371,131

Educational Services — 0.0%
Learning Care Group, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 03/13/25 (c),(d),(g)	198,982	174,171
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 4.56%, 07/30/25 (c),(d),(g),(o)	891,160	824,323

		998,494

Electrical Equipment — 0.0%
Brookfield WEC Holdings Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.75%, 08/01/25 (c),(d),(g),(o)	996,723	960,382
Vertiv Group Corporation, Term Loan B, 1 mo. LIBOR + 3.00%, 3.18%, 03/02/27 (c),(d),(g),(o)	204,503	192,744

		1,153,126

Electrical Equipment Manufacturing — 0.0%
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan, 1 mo. LIBOR + 1.75%, 1.93%, 03/01/27 (c),(d),(g)	390,376	370,615

Entertainment Contents — 0.0%
Mediacom Illinois, LLC, Term Loan N, 1-week LIBOR + 1.75%, 1.86%, 02/15/24 (c),(d),(g),(o)	173,759	168,546
Univision Communications Inc., 2020 Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 03/13/26 (c),(d),(g)	666,392	620,744

		789,290

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entertainment Resources — 0.1%
Alterra Mountain Company,
2020 Term Loan B, 1 mo. LIBOR + 4.50%, 5.50%, 08/01/26 (c),(d),(g)	$307,564	$301,412
Term Loan B1, 1 mo. LIBOR + 2.75%, 2.93%, 07/31/24 (c),(d),(g),(o)	320,530	301,298
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 3 mo. LIBOR + 3.00%, 4.08%, 04/22/26 (c),(d),(g)	348,400	251,939
Bulldog Purchaser, Inc., 2018 Term Loan, 3 mo. LIBOR + 3.75%, 4.82%, 09/05/25 (c),(d),(g)	4,372,526	3,804,098
Crown Finance US, Inc., 2018 USD Term Loan, 3 mo. LIBOR + 2.25%, 3.32%, 02/28/25 (c),(d),(g),(o)	149,843	112,171
Life Time Fitness Inc 2017 Term Loan B ,3.750%, 06/10/22 (c),(d),(g)	1,827,957	1,614,323
NASCAR Holdings, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 10/19/26 (c),(d),(g)	115,164	109,961
SMG US Midco 2, Inc.,
2020 Term Loan, 1 mo. LIBOR + 2.50%, 2.68%, 01/23/25 (c),(d),(g)	137,103	120,650
2020 Term Loan, 3 mo. LIBOR + 2.50%, 3.52%, 01/23/25 (c),(d),(g)	330,169	290,549
UFC Holdings, LLC, 2019 Term Loan, 6 mo. LIBOR + 3.25%, 4.25%, 04/29/26 (c),(d),(g)	277,215	264,278
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.93%, 05/18/25 (c),(d),(g)	275,328	223,605

		7,394,284

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B ,7.969%, 01/12/26 (c),(d),(g),(o)	1,863,809	1,612,194

Financial Services — 0.2%
Advisor Group, Inc., 2019 Term Loan B, 0.00%, 07/31/26 (c),(d),(g),(p)	369,374	341,025
AqGen Ascensus, Inc., 2017 Repriced Term Loan, 0.00%, 12/03/22 (c),(d),(g),(p)	221,440	215,443
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. LIBOR + 3.75%, 4.75%, 04/09/27 (c),(d),(g)	314,859	305,413
Focus Financial Partners, LLC, 2020 Term Loan, 1 mo. LIBOR + 2.00%, 2.18%, 07/03/24 (c),(d),(g)	1,196,954	1,143,091
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. LIBOR + 4.50%, 4.69%, 02/19/26 (c),(d),(g)	2,386,803	2,112,320
GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 5.18%, 04/16/25 (c),(d),(g)	95,828	87,043
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 05/23/25 (c),(d),(g)	2,077,531	1,923,794
LDiscovery, LLC, Term Loan, 3 mo. LIBOR + 5.88%, 7.25%, 12/09/22 (c),(d),(g),(o)	223,307	212,142
LPL Holdings, Inc., 2019 Term Loan B1, 1 mo. LIBOR + 1.75%, 1.93%, 11/12/26 (c),(d),(g),(o)	315,661	301,456
Minotaur Acquisition, Inc., Term Loan B, 1 mo. LIBOR + 5.00%, 5.18%, 03/27/26 (c),(d),(g)	1,972,365	1,814,576
NFP Corp., 2020 Term Loan, 1 mo. LIBOR + 3.25%, 3.43%, 02/15/27 (c),(d),(g)	831,501	773,296
Quidditch Acquisition, Inc., 2018 Term Loan B, 3 mo. LIBOR + 7.00%, 7.31%, 03/21/25 (c),(g),(o)	198,981	175,104
Trans Union, LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.75%, 1.93%, 11/16/26 (c),(d),(g)	521,120	497,508

		9,902,211

Food & Beverage — 0.0%
CHG PPC Parent LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 03/31/25 (c),(d),(g),(o)	783,198	744,038
Chobani, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.50%, 4.50%, 10/10/23 (c),(d),(g)	353,466	339,108
Dole Food Company Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 04/06/24 (c),(d),(g)	296,000	287,120
Hostess Brands, LLC,
2019 Term Loan, 1 mo. LIBOR + 2.25%, 3.00%, 08/03/25 (c),(d),(g),(o)	191,532	184,445
2019 Term Loan, 3 mo. LIBOR + 2.25%, 3.01%, 08/03/25 (c),(d),(g),(o)	516,080	496,985

		2,051,696

Gaming, Lodging & Restaurants — 0.0%
K-Mac Holdings Corp,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.18%, 03/14/25 (c),(d)	623,511	581,424
2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.75%, 6.93%, 03/16/26 (c)	163,740	146,002
Tacala, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.68%, 02/05/27 (c),(d)	157,790	148,059

		875,485

Hardware — 0.1%
Cardtronics USA, Inc., Term Loan B, 0.00%, 06/25/27 (c),(g),(p)	633,006	620,346

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 2.75%, 09/19/25 (c),(d),(g)	$1,682,449	$1,636,787
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 0.00%, 12/02/24 (c),(d),(g),(p)	276,306	268,936
TTM Technologies, Inc., 2017 Term Loan, 1 mo. LIBOR + 2.50%, 2.67%, 09/28/24 (c),(d),(g)	932,440	899,805
Western Digital Corporation, 2018 Term Loan B4, 3 mo. LIBOR + 1.75%, 1.92%, 04/29/23 (c),(d),(g),(o)	901,127	874,941

		4,300,815

Health Care Facilities & Services — 0.9%
American Renal Holdings Inc., 2017 Term Loan B, 1 mo. LIBOR + 5.00%, 5.18%, 06/21/24 (c),(d),(g)	23,214	21,763
Catalent Pharma Solutions Inc., Term Loan B2, 1 mo. LIBOR + 2.25%, 3.25%, 05/18/26 (c),(d),(g),(o)	395,000	389,735
Change Healthcare Holdings LLC 2017 Term Loan B ,3.500%, 03/01/24 (c),(d),(g)	734,165	703,675
DaVita, Inc., 2020 Term Loan B, 1 mo. LIBOR + 1.75%, 1.93%, 08/12/26 (c),(d),(g)	508,574	491,217
DentalCorp Perfect Smile ULC 1st Lien Term Loan ,4.750%, 06/06/25 (c),(d),(g)	452,722	402,357
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.93%, 10/10/25 (c),(d),(g)	1,862,142	1,215,048
eResearchTechnology, Inc., 2020 1st Lien Term Loan, 0.00%, 02/04/27 (c),(d),(g),(p)	223,485	218,512
ExamWorks Group, Inc., 2017 Term Loan, 3 mo. LIBOR + 3.25%, 4.32%, 07/27/23 (c),(d),(o)	977,340	952,907
GHX Ultimate Parent Corporation, 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 06/28/24 (c),(d),(g),(o)	755,083	728,655
Global Medical Response, Inc., 2017 Term Loan B2, 3 mo. LIBOR + 4.25%, 5.25%, 03/14/25 (c),(d),(g)	1,767,776	1,686,017
HCA Inc., Term Loan B12, 1 mo. LIBOR + 1.75%, 1.93%, 03/13/25 (c),(d),(g)	394,702	386,101
Heartland Dental, LLC,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.68%, 04/30/25 (c),(d),(g)	1,881,803	1,669,310
Incremental Term Loan, 1 mo. LIBOR + 4.50%, 4.68%, 04/30/25 (c),(d),(g)	560,622	490,544
IQVIA Inc., 2017 USD Term Loan B2, 1 mo. LIBOR + 1.75%, 1.93%, 01/17/25 (c),(d),(g)	442,285	427,083
Jaguar Holding Company II, 2018 Term Loan, 1 mo. LIBOR + 2.50%, 3.50%, 08/18/22 (c),(d),(g)	977,143	964,010
New Millennium HoldCo, Inc. 2020 Term Loan ,6.500%, 05/01/25 (c)	2,321,865	2,310,255
Onex TSG Intermediate Corp., 1st Lien Term Loan, 0.00%, 07/31/22 (c),(d),(g),(p)	689,702	636,823
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 6 mo. LIBOR + 4.00%, 5.08%, 06/30/23 (c),(d),(g),(o)	47,752	46,598
Pathway Vet Alliance LLC,
2020 Delayed Draw Term Loan, 0.00%, 03/31/27 (c),(g),(p)	48,060	46,618
2020 Term Loan, 0.00%, 03/31/27 (c),(g),(p)	591,341	573,600
Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.93%, 02/14/25 (c),(d),(g)	1,203,117	1,141,963
Phoenix Guarantor Inc, 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 03/05/26 (c),(d),(o)	980,125	940,920
Quorum Health Corporation Term Loan B ,7.750%, 04/29/22 (c),(d),(g),(i)	14,775,868	13,165,298
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.93%, 11/17/25 (c),(d),(g)	558,016	521,672
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 09/03/24 (c),(d),(g)	691,117	604,478
Team Health Holdings, Inc. 1st Lien Term Loan ,3.750%, 02/06/24 (c),(d),(g),(o)	14,322,274	10,911,855
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 6 mo. LIBOR + 3.00%, 4.00%, 06/23/24 (c),(d),(g)	300,880	264,883
U.S. Renal Care, Inc. 2019 Term Loan B ,5.178%, 06/26/26 (c),(d),(g)	1,120,297	1,075,328
Wink Holdco, Inc 2nd Lien Term Loan B ,7.750%, 12/01/25 (c),(d),(g),(o)	7,981,327	7,608,839

		50,596,064

Home Improvement — 0.0%
AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.25%, 4.32%, 12/13/23 (c),(d),(g),(o)	585,782	561,618
American Bath Group, LLC, 2018 Term Loan B, 0.00%, 09/30/23 (c),(d),(g),(p)	146,477	142,266
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. LIBOR + 5.25%, 6.50%, 08/01/24 (c),(d),(g)	523,928	467,313
MI Windows and Doors, LLC, Term Loan B, 3 mo. LIBOR + 5.50%, 6.50%, 11/06/26 (c),(d),(g),(o)	333,245	318,248
Tamko Building Products, Inc, Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 06/01/26 (c),(d),(g),(o)	645,374	619,559

		2,109,004

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Industrial Other — 0.1%
Brand Energy & Infrastructure Services, Inc.,
2017 Term Loan, 3 mo. LIBOR + 4.25%, 5.25%, 06/21/24 (c),(d),(g)	$5,367	$4,898
2017 Term Loan, 3 mo. LIBOR + 4.25%, 5.29%, 06/21/24 (c),(d),(g)	554,784	506,240
2017 Term Loan, 3 mo. LIBOR + 4.25%, 5.64%, 06/21/24 (c),(d),(g)	481,113	439,016
Core & Main LP 2017 Term Loan B ,3.750%, 08/01/24 (c),(d),(g),(o)	475,127	451,518
DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 0.00%, 02/03/25 (c),(d),(g),(p)	185,762	176,184
Pike Corporation, 2019 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 07/24/26 (c),(d),(g)	558,370	541,010
QualTek USA, LLC 2018 1st Lien Term Loan ,7.020%, 07/18/25 (c),(d),(g),(o)	6,010,798	5,359,648

		7,478,514

Internet Media — 0.1%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, 1 mo. LIBOR + 4.25%, 5.25%, 08/27/26 (c),(d),(g)	279,479	264,458
Go Daddy Operating Company, LLC, 2017 Repriced Term Loan, 1 mo. LIBOR + 1.75%, 1.93%, 02/15/24 (c),(d),(g),(o)	321,839	309,232
Micro Holding Corp., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.57%, 09/13/24 (c),(d),(g)	395,939	380,327
Web.com Group, Inc.,
2018 2nd Lien Term Loan, 1 mo. LIBOR + 7.75%, 7.94%, 10/09/26 (c),(d),(g)	101,708	86,045
2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.94%, 10/10/25 (c),(d),(g)	1,784,597	1,683,464

		2,723,526

Machinery — 0.0%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 0.00%, 10/31/25 (c),(d),(p)	84,003	75,603

Machinery Manufacturing — 0.2%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 07/19/24 (c),(d),(g)	267,588	253,762
USD 2nd Lien Term Loan, 8.25%, 07/18/25 (c),(d),(g),(o)	8,435,663	7,792,444
Titan Acquisition Limited 2018 Term Loan B ,3.361%, 03/28/25 (c),(d),(g)	2,430,116	2,216,581
Wash Multifamily Acquisition Inc., Canadian 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.25%, 05/14/22 (c),(d),(g),(o)	27,941	26,684
WASH Multifamily Laundry Systems, LLC, 2015 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.25%, 05/14/22 (c),(d),(g),(o)	193,703	184,986

		10,474,457

Manufactured Goods — 0.1%
Hillman Group Inc. (The), 2018 Term Loan B, 6 mo. LIBOR + 4.00%, 5.07%, 05/31/25 (c),(d),(g)	269,434	251,920
Tecomet Inc., 2017 Repriced Term Loan, 3 mo. LIBOR + 3.50%, 4.68%, 05/01/24 (c),(d),(g),(o)	383,777	361,710
WireCo WorldGroup, Inc. 1st Lien Term Loan ,6.072%, 09/30/23 (c),(d),(g),(o)	4,793,146	3,912,406

		4,526,036

Media — 0.0%
Nielsen Finance LLC, 2020 USD Term Loan B5, 1 mo. LIBOR + 3.75%, 0.00%, 06/04/25 (c),(d)	164,876	163,021

Medical Equipment & Devices — 0.0%
Albany Molecular Research, Inc.,
2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 08/30/24 (c),(d),(g)	160,772	155,064
2017 2nd Lien Term Loan, 3 mo. LIBOR + 7.00%, 8.00%, 08/30/25 (c),(d),(g),(o)	14,030	13,336
CPI International Inc., 2017 1st Lien Term Loan, 0.00%, 07/26/24 (c),(d),(g),(p)	193,778	181,828

		350,228

Medical Equipment & Devices Manufacturing — 0.0%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.50%, 4.82%, 02/11/26 (c),(d),(g),(o)	996,134	962,933
CPI Holdco, LLC, 2019 Term Loan, 3 mo. LIBOR + 4.25%, 4.43%, 11/04/26 (c),(d),(g),(o)	171,906	165,030

		1,127,963

Pharmaceuticals — 0.0%
Arbor Pharmaceuticals, Inc., Term Loan B, 6 mo. LIBOR + 5.00%, 6.00%, 07/05/23 (c),(d),(g)	691,023	626,889

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bausch Health Companies Inc.,
2018 Term Loan B, 1 mo. LIBOR + 3.00%, 3.19%, 06/02/25 (c),(d),(g)	$219,071	$212,582
Term Loan B, 1 mo. LIBOR + 2.75%, 2.94%, 11/27/25 (c),(d),(g)	573,057	553,081
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, 1 mo. LIBOR + 4.25%, 5.00%, 04/29/24 (c),(d),(g),(o)	448,336	422,556

		1,815,108

Power Generation — 0.0%
Calpine Corporation,
2019 Term Loan B10, 1 mo. LIBOR + 2.00%, 2.18%, 08/12/26 (c),(d),(g),(o)	674,126	647,162
Term Loan B5, 1 mo. LIBOR + 2.25%, 2.43%, 01/15/24 (c),(d),(g)	895,288	862,583
Vistra Operations Company LLC,
1st Lien Term Loan B3, 1 mo. LIBOR + 1.75%, 1.93%, 12/31/25 (c),(d),(g)	406,618	391,805
1st Lien Term Loan B3, 1 mo. LIBOR + 1.75%, 1.94%, 12/31/25 (c),(d),(g)	97,654	94,096

		1,995,646

Property & Casualty Insurance — 0.1%
Alliant Holdings Intermediate, LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 05/09/25 (c),(d),(g)	386,482	365,492
AmWINS Group, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 01/25/24 (c),(d),(g),(o)	424,062	411,209
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.50%, 3.68%, 02/12/27 (c),(d),(g)	845,783	807,123
Asurion LLC,
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.50%, 6.68%, 08/04/25 (c),(d),(g)	1,144,796	1,136,210
2017 Term Loan B4, 1 mo. LIBOR + 3.00%, 3.18%, 08/04/22 (c),(d),(g)	421,670	409,724
2018 Term Loan B6, 3 mo. LIBOR + 3.00%, 3.18%, 11/03/23 (c),(d),(g),(o)	395,827	382,301
2018 Term Loan B7, 1 mo. LIBOR + 3.00%, 3.18%, 11/03/24 (c),(d),(g),(o)	1,193,909	1,149,889
Broadstreet Partners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 01/27/27 (c),(d),(g)	387,882	368,973
Hub International Limited,
2018 Term Loan B, 3 mo. LIBOR + 3.00%, 4.02%, 04/25/25 (c),(d),(g)	416,406	395,240
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 04/25/25 (c),(d),(g)	1,269,552	1,245,431
Sedgwick Claims Management Services, Inc.,
2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 12/31/25 (c),(d),(g)	394,988	371,995
2019 Term Loan B, 1 mo. LIBOR + 4.00%, 4.18%, 09/03/26 (c),(d),(g)	247,833	237,300
USI, Inc., 2019 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 4.31%, 12/02/26 (c),(d),(g)	402,693	390,278

		7,671,165

Publishing & Broadcasting — 0.2%
A-L Parent LLC,
2016 1st Lien Term Loan, 4.25%, 12/01/23 (c),(g)	5,030,726	3,745,375
2016 2nd Lien Term Loan, 8.25%, 12/02/24 (c),(g)	857,047	449,950
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.50%, 4.26%, 08/21/26 (c),(d),(g),(o)	746,029	674,410
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.50%, 2.68%, 11/18/24 (c),(d),(g),(o)	1,569,525	1,462,280
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.18%, 05/01/26 (c),(d),(g)	1,364,184	1,253,917
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 8.72%, 04/16/26 (c),(o)	199,868	131,913
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.75%, 2.92%, 09/18/26 (c),(d),(g)	1,530,972	1,453,061

		9,170,906

Real Estate — 0.0%
Colorado Buyer Inc 2nd Lien Term Loan ,8.250%, 05/01/25 (c),(d),(g)	1,835,279	639,393
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 1.75%, 1.94%, 12/20/24 (c),(d),(g)	98,760	91,835

		731,228

Recreation Facilities & Services — 0.0%
Motion Finco Sarl,
Delayed Draw Term Loan B2, 6 mo. LIBOR + 3.25%, 4.32%, 11/04/26 (c)	23,595	21,236
USD Term Loan B1, 6 mo. LIBOR + 3.25%, 4.32%, 11/13/26 (c)	178,029	160,226

		181,462

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Refining & Marketing — 0.1%
CITGO Holding Inc. 2019 Term Loan B ,8.000%, 08/01/23 (c),(d),(g)	$3,055,421	$2,896,294
Citgo Petroleum Corporation 2019 Term Loan B ,6.000%, 03/28/24 (c),(d),(g),(o)	4,096,923	3,912,562
Gulf Finance, LLC Term Loan B ,6.250%, 08/25/23 (c),(d),(g)	136,166	87,147

		6,896,003

Renewable Energy — 0.0%
Granite Acquisition Inc., Term Loan B, 3 mo. LIBOR + 3.50%, 4.50%, 12/19/21 (c),(d),(g)	303,460	296,480

Restaurants — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1 mo. LIBOR + 1.75%, 1.93%, 11/19/26 (c),(d),(g),(o)	1,614,474	1,527,292
Fogo De Chao, Inc., 2018 Add On Term Loan, 3 mo. LIBOR + 4.25%, 5.25%, 04/07/25 (c),(g),(o)	757,392	530,175
IRB Holding Corp, 2020 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 02/05/25 (c),(d),(g)	454,877	418,973
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 1.94%, 04/03/25 (c),(d),(g),(o)	339,601	324,744
Whatabrands LLC, 2020 Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 07/31/26 (c),(d),(g)	546,668	522,412

		3,323,596

Retail - Consumer Discretionary — 0.2%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1 mo. LIBOR + 2.00%, 2.18%, 01/15/27 (c),(d),(g),(o)	392,130	373,307
Avis Budget Car Rental, LLC, 2020 Term Loan B, 1 mo. LIBOR + 2.25%, 2.43%, 08/06/27 (c),(d),(g)	707,151	626,712
Bass Pro Group, LLC Term Loan B ,6.072%, 09/25/24 (c),(d),(g),(o)	2,168,843	2,081,309
Belron Finance US LLC, 2019 USD Term Loan B, 3 mo. LIBOR + 2.50%, 3.26%, 10/30/26 (c),(d),(o)	449,913	433,041
CNT Holdings III Corp, 2017 Term Loan, 3 mo. LIBOR + 3.00%, 4.08%, 01/22/23 (c),(d),(g)	441,253	428,430
Harbor Freight Tools USA, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 3.25%, 08/18/23 (c),(d),(g)	383,454	368,358
LBM Borrower, LLC, 2018 1st Lien Term Loan, 0.00%, 08/20/22 (c),(d),(g),(p)	274,908	269,583
Petco Animal Supplies, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.25%, 4.25%, 01/26/23 (c),(d),(g)	534,516	433,850
PetSmart, Inc., Consenting Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 03/11/22 (c),(d),(g)	928,926	915,308
SiteOne Landscape Supply, Inc., 2018 Term Loan E, 1 mo. LIBOR + 2.75%, 3.75%, 10/29/24 (c),(d),(g)	59,017	57,395
SRS Distribution Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.32%, 05/23/25 (c),(d),(g)	2,198,320	2,072,466
Wand NewCo 3, Inc., 2020 Term Loan, 3 mo. LIBOR + 3.00%, 4.07%, 02/05/26 (c),(d),(g),(o)	535,327	507,223

		8,566,982

Retail - Discretionary — 0.0%
Priso Acquisition Corporation, 2017 Term Loan B, 6 mo. LIBOR + 3.00%, 4.18%, 05/08/22 (c),(d),(g),(o)	164,151	156,354

Semiconductors — 0.0%
ON Semiconductor Corporation, 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 2.18%, 09/19/26 (c),(d),(g),(o)	417,962	400,199

Software & Services — 0.6%
Access CIG, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.92%, 02/27/25 (c),(d),(g)	1,656,085	1,567,071
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 09/19/24 (c),(d),(g)	755,505	733,097
Banff Merger Sub Inc, 2018 USD Term Loan B, 1 mo. LIBOR + 4.25%, 4.43%, 10/02/25 (c),(d),(g)	1,732,491	1,635,038
Blackboard, Inc. 2019 Term Loan B5 ,7.000%, 06/30/24 (c),(d),(g),(o)	4,711,705	4,381,886
Brave Parent Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 4.18%, 04/18/25 (c),(d),(g)	1,027,683	989,145
CCC Information Services, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 04/29/24 (c),(d),(g)	656,303	633,057
ConvergeOne Holdings, Inc., 2019 Term Loan, 1 mo. LIBOR + 5.00%, 5.18%, 01/04/26 (c),(d),(g),(o)	283,234	237,106
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.00%, 4.18%, 10/16/26 (c),(d),(g)	729,878	703,420
DiscoverOrg, LLC, 2019 1st Lien Term Loan, 0.00%, 02/02/26 (c),(d),(g),(p)	313,433	305,597

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dun & Bradstreet Corporation (The), Term Loan, 1 mo. LIBOR + 4.00%, 4.18%, 02/06/26 (c),(d),(g)	$1,028,892	$1,000,597
ECI Macola Max Holdings LLC, 1st Lien Term Loan, 0.00%, 09/27/24 (c),(d),(g),(p)	196,886	192,785
Epicor Software Corporation, 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 3.43%, 06/01/22 (c),(d),(g)	321,197	314,005
Flexera Software LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 02/26/25 (c),(d),(g)	394,950	382,915
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.93%, 07/12/25 (c),(d),(g)	448,806	400,784
Help/Systems Holdings, Inc, 2019 Term Loan B, 3 mo. LIBOR + 4.75%, 5.75%, 11/19/26 (c),(d),(g),(o)	775,629	747,839
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.00%, 07/01/24 (c),(d),(g),(o)	376,324	364,858
Imperva, Inc., 1st Lien Term Loan, 0.00%, 01/12/26 (c),(d),(g),(p)	1,724,360	1,635,555
Informatica LLC,
2020 USD 2nd Lien Term Loan, 7.13%, 02/25/25 (c),(d),(o)	77,519	77,422
2020 USD Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 02/25/27 (c),(d),(g)	295,224	281,939
Kronos Incorporated,
2017 Term Loan B, 1 mo. LIBOR + 3.00%, 3.18%, 11/01/23 (c),(d),(g)	755,892	754,237
New 2nd Lien Term Loan, 1 mo. LIBOR + 8.25%, 9.25%, 11/01/24 (c),(d),(g)	923,764	923,192
MA FinanceCo., LLC, 2020 USD Term Loan B, 3 mo. LIBOR + 4.25%, 5.25%, 06/05/25 (c),(d),(g)	556,464	541,623
McAfee, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.75%, 3.93%, 09/30/24 (c),(d),(g)	691,206	671,431
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 3.43%, 11/29/24 (c),(d),(g)	1,311,578	1,220,594
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.75%, 3.75%, 06/07/23 (c),(d),(g)	1,905,707	1,808,039
Perforce Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.75%, 3.93%, 07/01/26 (c),(d),(g)	672,857	645,607
Presidio, Inc., 2020 Term Loan B, 3 mo. LIBOR + 3.50%, 4.27%, 01/22/27 (c),(d),(g),(o)	173,881	167,216
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.50%, 5.38%, 04/26/24 (c),(d),(g),(o)	1,491,630	1,429,474
Project Angel Holdings LLC, 2018 1st Lien Term Loan, 0.00%, 05/30/25 (c),(g),(p)	453,095	439,502
Project Boost Purchaser, LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.50%, 3.68%, 06/01/26 (c),(d),(g)	396,190	374,895
Project Leopard Holdings, Inc., 2019 Term Loan, 0.00%, 07/07/23 (c),(d),(g),(p)	123,824	120,418
Quest Software US Holdings Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 5.01%, 05/16/25 (c),(d),(g)	1,906,037	1,825,031
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 11/03/23 (c),(d),(g)	730,954	695,320
Rocket Software, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.25%, 4.43%, 11/28/25 (c),(d),(g)	1,196,970	1,144,435
Sabre GLBL Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 2.18%, 02/22/24 (c),(d),(g)	146,885	134,059
SolarWinds Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 2.93%, 02/05/24 (c),(d),(g)	534,022	516,870
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 1.75%, 1.93%, 04/16/25 (c),(d),(g)	245,794	234,809
SS&C Technologies Inc.,
2018 Term Loan B3, 1 mo. LIBOR + 1.75%, 1.93%, 04/16/25 (c),(d),(g)	349,861	334,226
2018 Term Loan B5, 1 mo. LIBOR + 1.75%, 1.93%, 04/16/25 (c),(d),(g)	422,197	401,965
Surf Holdings, LLC, USD Term Loan, 3 mo. LIBOR + 3.50%, 3.83%, 03/05/27 (c),(d),(g),(o)	317,713	303,870
Syncsort Incorporated, Term Loan B, 0.00%, 08/16/24 (c),(d),(g),(p)	244,228	236,188
Tempo Acquisition LLC, Term Loan, 1 mo. LIBOR + 2.75%, 2.93%, 05/01/24 (c),(d),(g)	413,013	391,329
TierPoint, LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 05/06/24 (c),(d),(g)	2,294,087	2,177,754
Veritas Bermuda Ltd., USD Repriced Term Loan B, 3 mo. LIBOR + 4.50%, 5.50%, 01/27/23 (c),(d),(g)	328,436	302,818
Verscend Holding Corp., 2018 Term Loan B, 1 mo. LIBOR + 4.50%, 4.68%, 08/27/25 (c),(d),(g),(o)	552,254	532,511
VS Buyer, LLC, Term Loan B, 1 mo. LIBOR + 3.25%, 3.43%, 02/28/27 (c),(d),(g),(o)	70,784	68,129
VT Topco, Inc., 2018 1st Lien Term Loan, 0.00%, 08/01/25 (c),(d),(g),(p)	53,723	49,156

		35,028,814

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Specialty Finance — 0.0%
PI US MergerCo, Inc., USD 2017 1st Lien Term Loan, 0.00%, 01/03/25 (c),(d),(p)	$352,949	$336,480

Transportation & Logistics — 0.0%
IBC Capital Limited, 2018 1st Lien Term Loan, 0.00%, 09/11/23 (c),(d),(g),(p)	556,677	530,235
Lineage Logistics Holdings, LLC, 2018 Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 02/27/25 (c),(d),(g),(o)	449,669	434,682

		964,917

Travel & Lodging — 0.0%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 4.76%, 03/29/24 (c),(d),(g)	1,974,271	1,281,874
Diamond Resorts International, Inc., L + 1.10, Citibank, N.A., 1 mo. LIBOR + 3.75%, 4.75%, 09/02/23 (c),(d),(g),(o)	98,987	86,614
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 1.93%, 08/29/25 (c),(d),(g),(o)	99,749	93,391
SMB Shipping Logistics, LLC, 1st Lien Term Loan, 0.00%, 02/02/24 (c),(d),(g),(p)	112,209	103,793

		1,565,672

Utilities — 0.3%
Pacific Gas & Electric Company, Revolver, 0.00%, 04/27/22 (c),(d),(g),(p)	6,293,662	6,820,757
PG&E Corp., Term Loan, 0.00%, 04/16/21 (c),(d),(o)	4,670,589	4,717,295
PG&E Opco, Revolver, 0.00%, 04/27/21 (c),(d)	5,336,104	5,389,464

		16,927,516

Waste & Environmental Services & Equipment — 0.0%
EnergySolutions, LLC, 2018 Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 05/09/25 (c),(d),(g),(o)	551,701	506,643
ERM Emerald US Inc., USD Term Loan B1, 3 mo. LIBOR + 3.75%, 4.06%, 07/10/26 (c),(d),(o)	309,248	295,718
GFL Environmental Inc. 2018 USD Term Loan B ,4.000%, 05/30/25 (c),(d),(g)	219,079	212,554
US Ecology Holdings, Inc., Term Loan B, 1 mo. LIBOR + 2.50%, 2.68%, 11/01/26 (c),(d),(g),(o)	226,136	219,352

		1,234,267

Wireless Telecommunications Services — 0.0%
Iridium Satellite LLC, Term Loan, 0.00%, 11/04/26 (c),(d),(g),(p)	168,578	165,038
Telesat Canada, Term Loan B5, 1 mo. LIBOR + 2.75%, 2.93%, 12/07/26 (c),(d),(g),(o)	748,376	717,820

		882,858

Wireline Telecommunications Services — 0.1%
CenturyLink, Inc., 2020 Term Loan B, 1 mo. LIBOR + 2.25%, 2.43%, 03/15/27 (c),(d),(g)	1,624,325	1,527,775
Level 3 Financing Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 1.93%, 03/01/27 (c),(d),(g)	550,153	519,306
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 1.93%, 04/11/25 (c),(d),(g)	402,244	386,323
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, 6 mo. LIBOR + 4.50%, 5.50%, 11/01/24 (c),(d),(g),(o)	263,845	217,672
Switch, Ltd., 2017 Term Loan B1, 1 mo. LIBOR + 2.25%, 2.43%, 06/27/24 (c),(d),(g),(o)	663,579	648,098

		3,299,174

Total North America		289,212,088

South America — 0.1%
Cable & Satellite — 0.0%
Coral-US Co-Borrower, LLC, 2020 Term Loan B2, 1 mo. LIBOR + 2.25%, 2.43%, 01/31/28 (c),(d),(g),(o)	389,482	369,279

Iron & Steel — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 0.00%, 03/25/21 (c),(o)	8,773,832	4,386,916

Total South America		4,756,195

TOTAL BANK DEBT (COST $315,148,204)		301,911,950

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
CORPORATE BONDS & NOTES — 8.1%
Africa — 0.1%
Utilities — 0.1%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (e),(k)	$4,371,000		$4,158,132
8.45%, 08/10/28 (e)	3,005,000		2,798,412

			6,956,544

Total Africa			6,956,544

Asia — 0.1%
Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (e)	3,032,000		3,219,984

Total Asia			3,219,984

Europe — 0.1%
Automobiles Manufacturing — 0.0%
Mclaren Finance plc, 5.00%, 08/01/22 (c),(e)	2,971,000	GBP	2,540,652

Banks — 0.1%
ICBC Standard Bank plc, MTN, 15.36%, 10/01/21 (f)	130,330,000	UAH	5,146,078

Entertainment Resources — 0.0%
CPUK Finance Ltd., 4.25%, 02/28/47 (c),(f)	160,000	GBP	188,735

Total Europe			7,875,465

Middle East — 1.0%
Exploration & Production — 0.9%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27 (e),(h)	$50,000,000		53,516,000

Financial Services — 0.1%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (e)	1,379,000		1,613,954

Total Middle East			55,129,954

North America — 4.7%
Airlines — 0.0%
Delta Air Lines, Inc., 7.00%, 05/01/25 (b),(c),(f)	607,000		626,587

Banks — 0.1%
Promerica Financial Corp., 9.70%, 05/14/24 (b),(f)	3,400,000		3,264,000

Casinos & Gaming — 0.0%
Scientific Games International, Inc., 6.63%, 05/15/21 (b),(c)	232,000		232,278

Commercial Finance — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (b),(c),(f)	2,353,000		2,259,962

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (b),(c),(f)	15,026,000		12,016,292

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (b),(c),(f)	6,079,000		5,820,642

Entertainment Resources — 0.0%
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (b),(c),(f)	422,000		379,800

Exploration & Production — 0.2%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	12,479,000		10,765,758

Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(o),(i),(k)	436,000		135,160

Food & Beverage — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(c),(f)	873,000		868,635
Del Monte Foods, Inc., 11.88%, 05/15/25 (b),(c),(f)	634,000		640,340

			1,508,975

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Health Care Facilities & Services — 0.1%
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(f)	$2,792,000	$2,875,760
Surgery Center Holdings, Inc., 6.75%, 07/01/25 (b),(c),(f)	1,388,000	1,252,670

		4,128,430

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(f)	4,383,000	3,725,550

Industrial Other — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(f)	112,000	100,800
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c),(f)	20,381,000	20,279,095

		20,379,895

Integrated Oils — 1.6%
Petroleos Mexicanos,
3.50%, 01/30/23	2,372,000	2,255,772
4.50%, 01/23/26	1,027,000	896,058
5.95%, 01/28/31 (f)	1,712,000	1,412,657
6.35%, 02/12/48 (h)	19,554,000	14,521,778
6.38%, 01/23/45	2,673,000	1,989,060
6.63%, 06/15/35 (h)	550,000	447,535
6.75%, 09/21/47 (h)	42,546,000	32,711,492
6.84%, 01/23/30 (f),(h)	13,600,000	11,925,840
6.95%, 01/28/60 (e),(f)	2,640,000	2,029,473
7.69%, 01/23/50 (e),(f),(h)	26,646,000	22,086,869

		90,276,534

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(f)	1,078,000	1,015,638
Uber Technologies, Inc., 7.50%, 11/01/23 (b),(c),(f)	2,361,000	2,384,610

		3,400,248

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(f)	4,110,000	3,955,875
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (b),(c),(f)	4,545,000	4,300,706

		8,256,581

Manufactured Goods — 0.1%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26 (b),(c),(f)	4,730,000	4,594,013

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (b),(c)	8,544,000	4,442,880
7.50%, 04/01/25 (b),(c),(f)	2,139,000	1,818,150
Waldorf Production Ltd., 0.00%, 01/02/49 (c)	9,926	0

		6,261,030

Pipeline — 0.5%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (b),(c),(f),(k)	21,665,000	19,715,150
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (b),(c),(d)	16,593,000	12,444,750

		32,159,900

Real Estate — 0.1%
ESH Hospitality, Inc., 4.63%, 10/01/27 (b),(c),(f)	1,144,000	1,075,360
Senior Housing Properties Trust, 4.75%, 02/15/28 (b),(c)	2,556,000	2,116,228

		3,191,588

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(f)	4,263,000	4,241,685

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Retail - Consumer Discretionary — 0.4%
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (b),(c),(f)	$14,510,000	$13,748,225
Guitar Center, Inc.,
9.50%, 10/15/21 (b),(c),(f)	15,458,000	11,400,275
10.00%, 05/15/22 (b),(c),(f)	1,412,000	1,454,784

		26,603,284

Software & Services — 0.2%
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (b),(c),(f)	12,310,000	11,448,300

Supermarkets & Pharmacies — 0.1%
Rite Aid Corp., 6.13%, 04/01/23 (b),(c),(f)	3,801,000	3,696,473

Travel & Lodging — 0.2%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (b),(c),(f),(k)	2,567,000	2,457,903
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28 (b),(c),(f)	148,000	134,366
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(f)	3,332,000	1,983,773
13.00%, 05/15/25 (b),(c),(f)	3,305,000	3,486,775
VOC Escrow Ltd., 5.00%, 02/15/28 (b),(c),(f)	1,770,000	1,314,225

		9,377,042

Utilities — 0.0%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (b),(c),(f)	2,992,000	2,741,988

Total North America		271,491,995

South America — 2.1%
Integrated Oils — 2.1%
Petrobras Global Finance BV,
5.09%, 01/15/30 (b),(f),(h),(k)	98,579,000	98,184,684
6.75%, 06/03/50	368,000	378,488
6.90%, 03/19/49 (b),(h)	13,952,000	14,684,480
8.75%, 05/23/26	5,025,000	5,929,500

		119,177,152

Metals & Mining — 0.0%
CSN Islands XI Corp., 6.75%, 01/28/28 (f)	1,972,000	1,681,130

Total South America		120,858,282

TOTAL CORPORATE BONDS & NOTES (COST $496,488,501)		465,532,224

SOVEREIGN DEBT — 16.3%
Angolan Government International Bond,
8.25%, 05/09/28 (e)	5,700,000	4,674,000
9.38%, 05/08/48 (e)	10,700,000	8,668,712
Argentine Republic Government International Bond,
5.88%, 01/11/28	8,165,000	3,274,165
6.88%, 01/26/27	2,430,000	976,860
7.13%, 06/28/17	1,630,000	633,255
Bahrain Government International Bond, 7.00%, 01/26/26 (e)	2,600,000	2,885,532
Colombia Government International Bond, 5.20%, 05/15/49	1,136,000	1,331,312
Costa Rica Government International Bond,
5.63%, 04/30/43 (e)	4,400,000	3,284,600
7.16%, 03/12/45 (e)	30,000,000	24,975,000
Ecuador Government International Bond,
7.88%, 01/23/28 (e)	24,507,000	10,048,115
9.50%, 03/27/30 (e)	26,893,000	11,429,525
Egypt Government International Bond,
4.55%, 11/20/23 (e),(h)	4,400,000	4,349,048
5.88%, 06/11/25 (e),(h)	1,600,000	1,608,000
6.88%, 04/30/40 (e),(h)	2,300,000	2,047,000
7.90%, 02/21/48 (e),(f),(h)	92,000,000	84,887,112

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
8.15%, 11/20/59 (f)	$1,279,000		$1,186,273
8.50%, 01/31/47 (e),(h)	12,500,000		12,187,500
8.70%, 03/01/49 (e),(f),(h)	3,962,000		3,878,124
8.88%, 05/29/50 (f)	5,245,000		5,175,032
MTN, 6.20%, 03/01/24 (e),(h)	6,600,000		6,765,264
French Republic Government Bond OAT, 0.10%, 03/01/29 (c),(e)	8,091,127	EUR	9,929,874
Gabon Government International Bond ,6.625%, 02/06/31 (b),(e),(f),(h)	$35,000,000		31,183,813
HSBC Holdings PLC, 0.00%, 05/23/23 (h),(o)	42,857,143		42,711,429
Iraq International Bond,
5.80%, 01/15/28 (e),(h)	142,850,000		128,565,000
6.75%, 03/09/23 (e),(h)	11,000,000		10,110,320
Ivory Coast Government International Bond,
6.13%, 06/15/33 (e),(h)	73,700,000		73,331,500
6.38%, 03/03/28 (e),(h)	3,200,000		3,264,000
Jordan Government International Bond, 7.38%, 10/10/47 (e),(h)	8,300,000		8,528,250
Kenya Government International Bond, 8.00%, 05/22/32 (e),(h)	20,200,000		19,897,000
Kingdom Of Jordan,
4.95%, 07/07/25	2,099,000		2,099,000
5.85%, 07/07/30	2,922,000		2,922,000
Kingdom of Jordan, 7.38%, 10/10/47	20,200,000		20,755,500
Mexican Bonos,
7.75%, 05/29/31 (h)	340,000,000	MXN	16,716,352
8.50%, 05/31/29 - 11/18/38 (h)	729,600,000	MXN	37,617,669
Mexico Government International Bond,
4.75%, 04/27/32	$1,930,000		2,127,825
5.00%, 04/27/51	1,995,000		2,149,612
Nigeria Government International Bond,
7.14%, 02/23/30 (e),(f),(h)	32,900,000		30,638,125
7.63%, 11/21/25 (b),(e),(f),(h)	28,245,000		28,780,243
8.75%, 01/21/31 (b),(f)	1,950,000		1,945,125
Paraguay Government International Bond,
4.63%, 01/25/23 (e)	8,792,000		9,231,688
4.95%, 04/28/31 (f)	290,000		323,350
Russian Federal Bond - OFZ,
6.00%, 10/06/27	554,238,000	RUB	8,021,586
7.15%, 11/12/25	787,484,000	RUB	12,052,348
7.25%, 05/10/34	474,471,000	RUB	7,400,328
7.40%, 07/17/24	736,069,000	RUB	11,252,932
Russian Foreign Bond - Eurobond, 5.25%, 06/23/47 (e)	$3,000,000		3,960,000
Saudi Government International Bond,
2.75%, 02/03/32 (f)	4,336,000		4,448,996
3.75%, 01/21/55 (f)	1,685,000		1,717,365
MTN, 2.75%, 02/03/32 (e)	200,000		205,212
Senegal Government International Bond,
6.25%, 05/23/33 (e),(h)	15,900,000		16,179,522
6.75%, 03/13/48 (e),(h)	7,100,000		6,849,725
Ukraine Government International Bond,
0.00%, 05/31/40 (e),(g)	54,357,000		50,008,440
4.38%, 01/27/30 (f)	2,161,000	EUR	2,080,996
7.38%, 09/25/32 (e),(h)	$64,352,000		64,575,559
7.75%, 09/01/20 - 09/01/27 (e),(h)	74,161,000		76,413,784

TOTAL SOVEREIGN DEBT (COST $983,934,326)			942,258,897

MORTGAGE-BACKED SECURITIES — 20.1%
Europe — 0.4%
Collateralized Mortgage Obligation (Residential) — 0.2%
JEPSON,
Series 2019-1, Class E, 0.99%, 11/24/57 (c),(g)	1,929,000	EUR	1,764,661
Series 2019-1, Class D, 0.99%, 11/24/57 (c),(g)	1,267,000	EUR	1,247,272
Mulcair Securities DAC,
Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.31%, 04/24/71 (c),(e),(g)	2,461,000	EUR	2,633,427
Series 1 SEQ, Class D, 3 mo. EURIBOR + 1.50%, 1.31%, 04/24/71 (c),(e),(g)	4,636,000	EUR	4,848,331

			10,493,691

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
Commercial Mortgage-Backed Securities — 0.2%
Cold Finance PLC,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.70%, 08/20/29 (c),(e),(g)	$1,116,000	GBP	1,327,657
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 3.25%, 08/20/29 (c),(e),(g)	3,675,000	GBP	4,375,777
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 4.30%, 08/20/29 (c),(e),(g)	3,763,000	GBP	4,425,188

			10,128,622

Total Europe			20,622,313

North America — 19.7%
Collateralized Mortgage Obligation (Residential) — 9.1%
Bear Stearns Trust, Series 2006-6, Class 31A1, 3.84%, 11/25/36 (b),(c),(g)	$699,744		534,636
Bellemeade Re Ltd.,
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 3.53%, 10/25/27 (b),(c),(f),(g),(h)	13,892,238		13,345,690
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 2.83%, 08/25/28 (b),(c),(f),(g)	250,000		237,690
Series 2019-1A, Class M2, 1 mo. USD LIBOR + 2.70%, 2.88%, 03/25/29 (c),(f),(g),(h)	1,460,000		1,315,004
Series 2019-1A, Class B1, 1 mo. USD LIBOR + 4.00%, 4.18%, 03/25/29 (b),(c),(f),(g)	331,000		258,416
Series 2019-2A, Class M2, 1 mo. USD LIBOR + 3.10%, 3.28%, 04/25/29 (c),(f),(g),(h)	12,346,000		11,366,382
Series 2019-4A, Class M2, 1 mo. USD LIBOR + 2.85%, 3.03%, 10/25/29 (c),(f),(g),(h)	8,940,000		8,062,155
Cascade Funding Mortgage Trust,
Series 2019-RM3 SEQ, Class C, 4.00%, 06/25/69 (b),(c),(f),(g)	351,654		292,743
Series 2019-RM3 SEQ, Class D, 4.00%, 06/25/69 (b),(c),(f),(g)	385,987		287,848
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.05%, 06/25/35 (b),(c),(g)	81,715		75,680
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 0.52%, 05/25/37 (b),(c),(g)	584,371		541,900
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b),(c)	242,217		229,526
Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 mo. USD LIBOR + 5.00%, 5.18%, 11/25/24 (b),(c),(g)	3,430,074		3,498,676
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 5.88%, 04/25/28 (b),(c),(g)	4,401,109		4,588,156
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 6.18%, 09/25/28 (b),(c),(g)	1,995,311		2,068,898
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 4.63%, 01/25/29 (b),(c),(g)	4,285,752		4,360,752
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1X2, 1.30%, 04/25/31 (b),(c),(f),(w)	2,819,956		15,039
Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 2.58%, 04/25/31 (b),(c),(f),(g)	3,515,255		3,475,708
Series 2018-R07, Class 1M2C, 2.58%, 04/25/31 (b),(c),(f),(g)	2,903,667		2,725,817
Series 2019-R01, Class 2X2, 1.30%, 07/25/31 (b),(c),(f),(w)	7,456,181		62,580
Series 2019-R01, Class 2M2C, 2.63%, 07/25/31 (b),(c),(f),(g)	5,408,451		5,006,197
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.30%, 2.48%, 08/25/31 (b),(c),(f),(g)	3,952,659		3,891,516
Series 2019-R06, Class 2X2, 1.10%, 09/25/39 (b),(c),(f),(w)	10,008,667		103,770
Series 2019-R06, Class 2M2C, 1 mo. USD LIBOR + 2.10%, 2.28%, 09/25/39 (b),(c),(f),(g)	5,004,333		4,603,986
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.10%, 2.28%, 10/25/39 (c),(f),(g),(h)	8,603,000		8,339,533
Series 2020-R01, Class 1M2, 1 mo. USD LIBOR + 2.05%, 2.23%, 01/25/40 (c),(f),(g),(h)	21,206,000		20,079,431
Series 2020-R02, Class 2M2, 1 mo. USD LIBOR + 2.00%, 2.18%, 01/25/40 (b),(c),(f),(g)	26,797,000		25,331,552
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (b),(c)	613,627		586,212
Series 2005-21CB SEQ, Class A17, 6.00%, 06/25/35 (b),(c)	667,003		647,379
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 3.75%, 04/25/36 (b),(c),(g)	313		310
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.11%, 05/25/65 (c),(f),(g)	699,000		714,595
Eagle RE Ltd.,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 3.48%, 04/25/29 (c),(f),(g),(h)	8,674,000		8,263,468
Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 2.18%, 01/25/30 (c),(f),(g),(h)	10,192,000		9,196,894
Federal Home Loan Mortgage Corp.,
Series 2015-DNA2, Class M3, 1 mo. USD LIBOR + 3.90%, 4.08%, 12/25/27 (b),(c),(g)	1,969,481		1,989,175
Series 2015-SC02, Class M3, 3.67%, 09/25/45 (b),(c),(g)	866,000		780,008
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 3.98%, 03/25/29 (b),(c),(g)	1,500,000		1,524,375
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (b),(c),(w)	152,674		5,808
Series 2017-DNA2, Class M2B, 1 mo. USD LIBOR + 3.45%, 3.63%, 10/25/29 (c),(g),(h)	1,381,500		1,317,175
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (b),(c),(w)	326,118		5,843
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c),(w)	954,168		17,423
Series 2017-HQA1, Class M2B, 1 mo. USD LIBOR + 3.55%, 3.73%, 08/25/29 (c),(g),(h)	5,602,000		5,405,930

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c),(w)	$7,708,478	$134,991
Series 2017-HQA2, Class M2B, 1 mo. USD LIBOR + 2.65%, 2.83%, 12/25/29 (c),(g),(h)	10,850,607	10,199,571
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (b),(c),(f),(g)	284,000	281,160
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c),(w)	7,625,023	58,690
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.80%, 1.98%, 07/25/30 (b),(c),(g)	2,636,085	2,555,355
Series 2018-DNA1, Class M2B, 1 mo. USD LIBOR + 1.80%, 1.98%, 07/25/30 (c),(g),(h)	16,672,500	15,328,280
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(c),(w)	2,771,055	21,309
Series 2018-HQA1, Class M2B, 2.48%, 09/25/30 (b),(c),(g)	4,649,500	4,347,282
Series 2019-DNA2, Class M2, 1 mo. USD LIBOR + 2.45%, 2.63%, 03/25/49 (b),(c),(f),(g)	2,359,783	2,309,638
Series 2019-FTR2, Class M2, 1 mo. USD LIBOR + 2.15%, 2.33%, 11/25/48 (c),(f),(g),(h)	10,006,000	9,687,789
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.30%, 2.48%, 01/25/50 (b),(c),(f),(g)	662,000	529,600
Series 2020-DNA2, Class B1, 1 mo. USD LIBOR + 2.50%, 2.68%, 02/25/50 (b),(c),(f),(g)	2,532,000	2,000,280
Federal National Mortgage Association,
Series 2015-C01, Class 1M2, 1 mo. USD LIBOR + 4.30%, 4.48%, 02/25/25 (b),(c),(g)	3,682,576	3,719,402
Series 2016-C04, Class 1M2, 1 mo. USD LIBOR + 4.25%, 4.43%, 01/25/29 (b),(c),(g)	3,297,629	3,380,070
Federal National Mortgage Association,
3.50%, 07/14/50 (c),(t)	2,200,000	2,314,211
4.00%, 07/14/50 (c),(t)	8,500,000	9,011,326
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 4.43%, 04/25/29 (b),(c),(g)	6,079,207	6,246,385
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c),(w)	13,354,546	276,559
Series 2017-C01, Class 1M2C, 1 mo. USD LIBOR + 3.55%, 3.73%, 07/25/29 (b),(c),(g)	2,562,323	2,498,265
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(c),(w)	12,392,687	280,446
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(c),(w)	4,030,310	115,730
Series 2017-C02, Class 2M2C, 1 mo. USD LIBOR + 3.65%, 3.83%, 09/25/29 (c),(g),(h)	8,490,294	8,150,682
Series 2017-C03, Class 1M2C, 1 mo. USD LIBOR + 3.00%, 3.18%, 10/25/29 (c),(g),(h)	7,224,976	6,899,852
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(c),(w)	27,538,550	570,076
Series 2017-C04, Class 2M2C, 1 mo. USD LIBOR + 2.85%, 3.03%, 11/25/29 (c),(g),(h)	13,884,666	13,294,568
Series 2017-C05, Class 1M2C, 1 mo. USD LIBOR + 2.20%, 2.38%, 01/25/30 (b),(c),(g)	9,889,512	9,147,799
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 2.83%, 02/25/30 (b),(c),(g)	4,257,831	4,193,964
Series 2017-C06, Class 2M2C, 2.98%, 02/25/30 (b),(c),(g)	7,714,707	7,309,685
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(c),(w)	3,985,512	31,083
Series 2017-C07, Class 1M2C, 1 mo. USD LIBOR + 2.40%, 2.58%, 05/25/30 (c),(g),(h)	2,397,838	2,259,962
Series 2018-C01, Class 1M2C, 2.43%, 07/25/30 (c),(g),(h)	25,366,752	23,464,246
Series 2018-C02, Class 2M2C, 2.38%, 08/25/30 (c),(g),(h)	2,785,667	2,611,563
Series 2018-C03, Class 1M2C, 1 mo. USD LIBOR + 2.15%, 2.33%, 10/25/30 (b),(c),(g)	9,716,368	8,902,622
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 2.73%, 12/25/30 (c),(g),(h)	12,430,732	12,228,733
Series 2019-R04, Class 2B1, 1 mo. USD LIBOR + 5.25%, 5.43%, 06/25/39 (c),(f),(g),(h)	6,450,000	5,889,656
Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 2.48%, 10/25/48 (b),(c),(f),(g)	15,513,000	14,853,697
Government National Mortgage Association, 4.00%, 07/21/50 (c),(t)	10,500,000	11,131,638
Government National Mortgage Association, 4.50%, 10/20/49 (c),(h)	12,999,993	13,967,439
Home RE Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 3.00%, 3.18%, 10/25/28 (b),(c),(f),(g)	21,988,000	20,471,202
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.25%, 3.43%, 05/25/29 (c),(f),(g),(h)	13,175,000	12,134,821
Homeward Opportunities Fund, Series 2019-HOF, Class B1, 4.80%, 01/25/59 (b),(c),(f),(g)	1,136,000	1,118,084
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (b),(c),(f)	571,000	422,878
Mortgage Insurance-Linked Notes,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 3.08%, 11/26/29 (c),(f),(g),(h)	8,540,000	6,984,840
Series 2020-1, Class M2A, 1 mo. USD LIBOR + 2.00%, 2.18%, 02/25/30 (b),(c),(f),(g)	5,062,000	4,318,438
Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 2.43%, 02/25/30 (b),(c),(f),(g)	1,425,000	1,183,478
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 5.21%, 04/25/49 (b),(c),(f),(g)	831,000	826,063
New Residential Mortgage Loan Trust, Series 2020-NQM2 SEQ, Class M1, 3.89%, 05/24/60 (c),(f),(g)	376,000	376,166
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 4.18%, 04/25/27 (b),(c),(f),(g),(h)	1,720,623	1,639,641
PMT Credit Risk Transfer Trust,
Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 2.93%, 05/27/23 (b),(c),(f),(g)	9,097,731	8,461,354
Series 2019-3R, Class A, 1 mo. USD LIBOR + 2.70%, 2.88%, 10/27/22 (b),(c),(f),(g)	17,924,326	16,140,336
Radnor RE Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 2.88%, 03/25/28 (c),(f),(g),(h)	401,000	377,099
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.20%, 3.38%, 02/25/29 (c),(f),(g),(h)	12,445,000	11,966,316
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (b),(c)	893,307	843,827

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sequoia Mortgage Trust,
Series 2017-3, Class B4, 3.79%, 04/25/47 (b),(c),(d),(f),(g)	$291,000	$183,682
Series 2017-7, Class B4, 3.75%, 10/25/47 (b),(c),(d),(f),(g)	773,000	517,827
Series 2018-2, Class B4, 3.75%, 02/25/48 (b),(c),(d),(f),(g)	815,233	593,499
Series 2018-3, Class B4, 3.76%, 03/25/48 (b),(c),(d),(f),(g)	642,000	401,437
Series 2018-5, Class B4, 3.93%, 05/25/48 (b),(c),(d),(f),(g)	649,000	481,427
Series 2018-8, Class B4, 4.29%, 11/25/48 (b),(c),(d),(f),(g)	693,000	502,454
Series 2019-1, Class B4, 4.39%, 02/25/49 (b),(c),(d),(f),(g)	319,000	236,047
Series 2019-2, Class B4, 4.23%, 06/25/49 (b),(c),(d),(f),(g)	306,000	208,556
Series 2019-3, Class B4, 4.10%, 09/25/49 (b),(c),(d),(f),(g)	356,000	234,276
STACR Trust,
Series 2014-DN4, Class M3, 1 mo. USD LIBOR + 4.55%, 4.73%, 10/25/24 (b),(c),(g)	3,222,335	3,242,474
Series 2015-DN1, Class M3, 1 mo. USD LIBOR + 4.15%, 4.33%, 01/25/25 (b),(c),(g)	5,462,738	5,510,537
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 5.72%, 07/25/28 (b),(c),(g)	7,440,212	7,773,861
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 4.83%, 10/25/28 (b),(c),(g)	9,464,842	9,725,125
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 5.18%, 12/25/28 (b),(c),(g)	3,465,514	3,573,271
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(f),(w)	7,780,200	116,571
Series 2018-DNA2, Class M2B, 1 mo. USD LIBOR + 2.15%, 2.33%, 12/25/30 (b),(c),(f),(g)	10,364,000	9,470,105
Series 2018-DNA3, Class M2B, 2.28%, 09/25/48 (b),(c),(f),(g)	9,189,500	8,431,366
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 1.83%, 04/25/43 (b),(c),(f),(g)	421,253	419,147
Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 3.93%, 04/25/43 (b),(c),(f),(g)	623,000	586,685
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(c),(f),(w)	72,106	2,209
Series 2018-HRP2, Class M3, 1 mo. USD LIBOR + 2.40%, 2.58%, 02/25/47 (c),(f),(g),(h)	1,795,000	1,615,500
Series 2018-HRP2, Class M3B, 2.58%, 02/25/47 (b),(c),(f),(g)	1,697,500	1,374,975
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.38%, 02/25/47 (b),(c),(f),(g)	5,461,000	5,037,772
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (b),(c),(f),(g)	930,000	855,474
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 3A1, 3.68%, 01/25/36 (c),(g),(h)	1,780,808	1,327,991
TVC Mortgage Trust, Series 2020-RTL1 SEQ, Class A1, 3.47%, 09/25/24 (b),(c),(f)	1,200,000	1,120,282
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (b),(c),(f),(g)	1,037,000	1,033,325
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (b),(c),(f)	271,000	267,565
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class A1, 1 mo. USD LIBOR + .10%, 0.28%, 12/25/36 (b),(c),(g)	560,557	370,108

		527,835,571

Commercial Mortgage-Backed Securities — 9.6%
Ashford Hospitality Trust,
Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 3.27%, 04/15/35 (b),(c),(d),(f),(g)	5,900,000	5,067,103
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 2.92%, 06/15/35 (b),(c),(f),(g)	102,000	70,102
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ENM, 3.72%, 11/05/32 (b),(c),(f),(g)	3,000,000	1,807,671
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(c),(f),(g)	8,817,000	5,731,050
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(c),(f),(g)	4,408,000	2,424,457
Banc of America Merrill Lynch Mortgage Trust,
Series 2019-AHT, Class D, 1 mo. USD LIBOR + 2.50%, 2.67%, 03/15/34 (b),(c),(d),(f),(g),(h)	9,757,897	8,391,928
Series 2019-AHT, Class E, 1 mo. USD LIBOR + 3.20%, 3.37%, 03/15/34 (b),(c),(d),(f),(g)	7,000,000	5,740,126
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.27%, 09/15/35 (b),(c),(f),(g)	2,132,000	1,893,542
Bank, Series 2017-BNK8 SEQ, Class A4, 3.49%, 11/15/50 (c)	4,200,000	4,699,703
BBCMS Trust, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 2.57%, 07/15/37 (b),(c),(d),(f),(g)	2,000,000	1,730,142
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (b),(f),(g)	10,420,708	9,118,849
Series 2006-PW13, Class D, 5.75%, 09/11/41 (b),(f),(g)	2,022,991	1,625,253
Series 2007-PW16, Class C, 5.74%, 06/11/40 (b),(f),(g)	3,125,413	2,871,088
Series 2007-PW18, Class B, 6.48%, 06/11/50 (b),(f),(g)	6,394,786	4,766,034
Benchmark Mortgage Trust, Series 2019-B14 SEQ, Class 225D, 3.29%, 12/15/62 (b),(c),(f),(g)	172,000	158,502
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 2.07%, 07/15/35 (b),(c),(f),(g)	4,500,000	4,072,630
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 3.32%, 07/15/34 (b),(c),(f),(g)	6,800,000	6,256,524

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 4.42%, 07/15/34 (b),(c),(f),(g)	$3,400,000	$2,895,447
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 2.15%, 09/15/37 (b),(d),(f),(g)	12,268,100	9,237,548
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 2.59%, 05/15/35 (b),(c),(f),(g)	106,000	91,164
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 3.17%, 11/15/34 (b),(c),(d),(f),(g)	5,000,000	4,062,740
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 2.72%, 12/15/37 (b),(c),(f),(g)	5,000,000	4,724,995
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.21%, 11/10/49 (b),(c),(f),(g)	3,266,000	2,291,462
Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(f)	3,110,000	789,965
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.15%, 2.32%, 07/15/32 (b),(c),(f),(g)	4,360,343	4,325,892
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 1 mo. USD LIBOR + 2.35%, 2.52%, 06/15/34 (b),(c),(f),(g)	6,969,924	5,785,483
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .93%, 1.10%, 11/15/36 (b),(c),(f),(g)	3,000,000	2,887,713
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 3.17%, 11/15/36 (b),(c),(f),(g)	4,679,000	4,211,236
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 3.92%, 11/15/36 (b),(c),(f),(g)	8,000,000	7,160,656
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.19%, 03/15/49 (b),(g)	1,889,968	1,802,958
Series 2012-GC8, Class D, 4.88%, 09/10/45 (b),(c),(f),(g)	926,000	885,911
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	9,000,000	6,585,390
Series 2015-GC27, Class D, 4.42%, 02/10/48 (b),(f),(g)	5,980,677	3,841,341
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f)	4,286,000	3,350,276
Series 2015-GC31, Class D, 4.06%, 06/10/48 (c),(g),(h)	1,850,000	1,390,552
Series 2015-GC35, Class D, 3.24%, 11/10/48	6,349,785	3,396,729
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(f)	1,826,000	1,061,905
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (c)	2,060,000	2,383,719
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(f),(g)	697,000	420,478
Series 2019-PRM, Class E, 4.73%, 05/10/36 (b),(c),(f),(g)	3,250,000	3,146,205
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class C, 5.65%, 04/15/47 (b),(d),(g)	303,669	306,910
Series 2007-C3, Class B, 5.62%, 05/15/46 (b),(g)	6,295,591	5,877,268
Colony Mortgate Capital Trust, Series 2019-IKPR, Class E, 1 mo. USD LIBOR + 2.72%, 2.90%, 11/15/38 (b),(f),(g)	5,500,000	4,508,900
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.62%, 02/10/47 (b),(c),(f),(g)	591,000	526,366
Series 2014-CR18, Class D, 4.72%, 07/15/47 (b),(c),(f),(g)	2,111,000	1,947,507
Series 2014-CR21, Class E, 3.00%, 12/10/47 (b),(f)	1,686,000	863,347
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(f)	1,885,000	1,084,744
Series 2015-LC19, Class D, 2.87%, 02/10/48 (f),(h)	5,000,000	3,841,895
Series 2015-PC1, Class C, 4.36%, 07/10/50 (g),(h)	5,022,634	3,867,373
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (b),(c),(f),(g)	334,000	275,504
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (b),(c),(f),(g)	227,000	182,967
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(f)	239,000	143,660
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(f)	4,668,000	2,784,457
Series 2015-CR23, Class D, 4.29%, 05/10/48 (b),(c),(g)	2,247,000	1,801,375
Series 2015-CR25, Class D, 3.79%, 08/10/48 (b),(c),(g)	432,000	352,024
Series 2015-CR27, Class D, 3.46%, 10/10/48 (b),(c),(f),(g)	2,955,000	2,410,207
Series 2015-DC1, Class D, 4.31%, 02/10/48 (b),(f),(g)	10,408,771	5,971,897
Series 2015-LC21, Class D, 4.34%, 07/10/48 (b),(c),(g)	1,010,000	747,431
Series 2016-CD1, Class D, 2.76%, 08/10/49 (b),(c),(f),(g)	2,075,000	1,473,547
Commerical Mortgage Trust, Series 2014-UBS3, Class D, 4.77%, 06/10/47 (b),(f),(g)	4,691,174	3,145,240
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 2.52%, 12/15/31 (b),(c),(f),(g)	6,358,000	5,903,085
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 2.42%, 08/15/35 (b),(f),(g)	5,111,908	4,498,648
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.15%, 2.32%, 05/15/36 (b),(c),(f),(g)	13,113,000	12,523,335
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.19%, 06/15/57 (c),(g),(h)	1,282,000	590,003

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C3, Class D, 3.35%, 08/15/48 (c),(d),(g),(h)	$3,139,000	$1,538,735
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(f),(g)	5,568,000	3,123,375
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(f),(g)	604,000	454,447
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(f)	1,409,000	966,495
DBWF Mortgage Trust, Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.68%, 12/19/30 (b),(c),(f),(g)	2,202,000	1,654,230
Federal National Mortgage Association, 2.50%, 07/14/50 (c),(t)	38,400,000	40,032,000
FREMF Mortgage Trust,
Series 2019-K102, Class C, 3.65%, 12/25/51 (b),(c),(f),(g)	479,000	472,746
Series 2019-K95, Class C, 4.05%, 08/25/52 (c),(f),(g)	1,882,000	1,867,373
Series 2019-K96, Class C, 3.94%, 08/25/56 (b),(c),(f),(g),(h)	3,697,000	3,541,744
Series 2019-K97, Class C, 3.89%, 09/25/51 (b),(c),(f),(g)	1,559,000	1,527,837
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g)	9,859,660	7,297,134
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.46%, 12/10/30 (b),(c),(f),(g)	1,000,000	821,787
Series 2013-GC10, Class E, 4.40%, 02/10/46 (b),(c),(f),(g)	3,900,000	3,023,331
Series 2017-GS8 SEQ, Class A4, 3.47%, 11/10/50 (c)	1,100,000	1,222,145
Series 2017-SLP, Class E, 4.59%, 10/10/32 (b),(c),(f),(g)	5,000,000	4,351,120
Series 2018-GS10, Class E, 3.00%, 07/10/51 (b),(c),(f),(g)	1,379,000	1,035,134
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class E, 1 mo. USD LIBOR + 2.20%, 2.37%, 10/15/36 (b),(f),(g)	10,400,000	9,691,053
GS Mortgage Securities Trust,
Series 2013-GC12, Class D, 4.45%, 06/10/46 (b),(c),(f),(g)	5,919,727	4,510,530
Series 2014-GC20, Class C, 4.96%, 04/10/47 (b),(c),(g)	1,358,000	1,304,193
Series 2014-GC20, Class D, 4.96%, 04/10/47 (b),(c),(f),(g)	1,199,911	1,034,284
Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(c),(g)	303,000	206,490
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(f)	1,415,000	976,833
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(f)	1,593,000	1,149,227
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class M4, 4.64%, 09/25/46 (b),(c),(f),(g)	1,290,000	853,172
Series 2019-1, Class M5, 5.73%, 09/25/46 (b),(c),(f),(g)	1,944,000	1,240,746
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 2.92%, 05/15/38 (b),(c),(f),(g)	17,654,000	14,300,234
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 2.82%, 12/15/34 (b),(c),(f),(g)	5,202,000	4,265,973
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(c),(f),(g)	20,134,000	16,315,567
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (b),(c),(f),(g)	625,000	554,206
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust, Series 2018-MINN, Class E, 1 mo. USD LIBOR + 2.50%, 3.50%, 11/15/35 (b),(c),(d),(f),(g)	6,000,000	5,204,952
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 3.35%, 06/15/35 (b),(c),(f),(g)	2,070,756	1,760,177
Series 2019-BKWD, Class E, 1 mo. USD LIBOR + 2.60%, 2.77%, 09/15/29 (b),(c),(f),(g)	5,000,000	4,350,000
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.67%, 05/15/34 (b),(c),(f),(g)	3,258,000	3,013,507
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (b),(f)	4,551,401	3,223,903
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.86%, 01/12/38 (b),(d),(f),(g)	4,065,178	4,137,831
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (b),(g)	2,779,068	2,583,030
Series 2007-CB20, Class D, 6.17%, 02/12/51 (b),(f),(g)	1,265,576	1,109,261
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 2.31%, 10/15/32 (f),(g),(h)	4,486,458	4,037,166
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 3.17%, 02/15/35 (b),(c),(d),(f),(g)	17,190,000	13,093,984
Series 2018-WPT, Class FFX, 5.54%, 07/05/33 (b),(c),(f)	4,570,000	4,124,617
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.65%, 10/15/48 (b),(c),(f),(g)	5,074,000	2,927,317
Series 2015-C29, Class D, 3.71%, 05/15/48 (b),(c),(g)	112,000	86,050
Series 2015-C30, Class D, 3.77%, 07/15/48 (b),(c),(g),(h)	4,924,500	2,964,140
Series 2015-C30, Class C, 4.27%, 07/15/48 (c),(g),(h)	11,768,000	10,496,456
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(c),(f),(g)	1,093,000	646,727
Series 2016-C1, Class E, 4.74%, 03/15/49 (b),(c),(f),(g)	3,116,000	1,915,645
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (c)	4,950,000	5,496,881
KKR Industrial Portfolio Trust, Series 2020-AIP, Class F, 1 mo. USD LIBOR + 3.43%, 3.60%, 03/15/37 (b),(c),(f),(g)	5,000,000	4,787,590

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
LB Commercial Mortgage Trust, Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + .35%, 0.53%, 07/15/44 (b),(f),(g)	$1,079,126	$976,586
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G, 5.11%, 07/15/40 (b),(f),(g)	5,250,000	5,100,606
Series 2006-C1, Class C, 5.34%, 02/15/41 (b),(g)	5,200,821	3,126,359
Series 2007-C1, Class F, 5.61%, 02/15/40 (b),(g)	2,509,045	2,128,661
Series 2007-C6, Class AJ, 6.25%, 07/15/40 (b),(g)	12,570,038	10,661,668
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.85%, 6.02%, 09/15/28 (b),(c),(f),(g)	4,579,628	4,415,792
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (b),(c),(f),(g)	967,000	735,052
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5 SEQ, Class G, 4.50%, 08/15/45 (b),(c),(f)	8,330,000	6,238,945
Series 2014-C15, Class F, 4.00%, 04/15/47 (b),(f)	2,000,000	1,011,600
Series 2014-C15, Class E, 4.91%, 04/15/47 (b),(c),(f),(g)	6,000,000	4,288,860
Series 2014-C15, Class D, 4.91%, 04/15/47 (b),(c),(f),(g)	2,270,000	1,936,977
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	3,659,000	2,817,595
Series 2015-C21, Class D, 4.14%, 03/15/48 (b),(c),(f),(g)	4,754,000	2,853,403
Series 2015-C22, Class D, 4.23%, 04/15/48 (b),(c),(f),(g)	870,000	512,502
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(f)	2,517,000	1,592,433
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(f),(g)	1,323,000	699,604
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(f),(g)	2,354,000	1,346,321
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(c),(d),(f),(g)	991,000	537,673
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (c)	2,907,303	3,242,710
Morgan Stanley Capital I Trust,
Series 2005-T19, Class H, 5.82%, 06/12/47 (b),(d),(f),(g)	3,729,457	3,695,519
Series 2006-HQ8, Class D, 5.60%, 03/12/44 (b),(g)	1,380,060	1,212,528
Series 2006-IQ11, Class B, 5.88%, 10/15/42 (b),(g)	5,471	5,193
Series 2016-UB11, Class E, 2.70%, 08/15/49 (b),(c),(f),(g)	3,200,500	1,635,254
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(d),(f)	1,761,000	618,898
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 3.42%, 08/15/34 (b),(c),(f),(g)	379,558	345,409
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.22%, 02/15/33 (b),(c),(f),(g)	250,000	208,912
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.92%, 07/15/36 (c),(f),(g)	102,000	97,793
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.67%, 07/15/36 (b),(c),(f),(g)	105,000	96,606
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.86%, 04/15/32 (b),(c),(f),(g)	1,301,000	1,086,422
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(c),(f)	6,907,000	2,224,316
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (b),(c),(f)	1,648,000	1,385,455
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(f)	339,000	282,789
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(f)	1,173,000	1,018,252
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(f)	121,000	96,917
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(f),(g)	1,691,000	1,488,393
Series 2019-6, Class D, 4.93%, 10/25/52 (b),(c),(f),(g)	227,000	195,262
Series RR Trust, 0.00%, 04/26/48 (b),(c),(f),(u)	3,595,000	2,831,688
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.84%, 10/10/48 (b),(c),(f),(g)	295,000	218,971
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(c),(f),(g)	1,720,000	1,587,925
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 3.17%, 01/15/35 (b),(c),(f),(g)	4,158,000	3,864,254
UBS Commercial Mortgage Trust,
Series 2018-C9, Class D, 4.88%, 03/15/51 (b),(c),(f),(g)	308,000	281,383
Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 4.00%, 02/15/32 (b),(c),(f),(g)	798,000	605,213
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.05%, 01/10/45 (b),(f),(g)	4,327,496	1,678,203
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class E, 5.10%, 10/15/44 (b),(f),(g)	1,556,645	1,281,586
Series 2006-C28, Class D, 5.72%, 10/15/48 (b),(g)	6,683,184	5,725,484
Series 2006-C29, Class C, 5.44%, 11/15/48 (b),(d),(g)	532,510	521,860
Waldorf Astoria Boca Raton Trust, Series 2019-WBM, Class E, 1 mo. USD LIBOR + 2.68%, 2.85%, 12/15/33 (b),(c),(f),(g)	5,000,000	4,136,795

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(f),(g)	$992,000	$828,622
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(f)	4,512,000	2,748,841
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(f),(h)	6,903,000	4,350,512
Series 2015-C31, Class D, 3.85%, 11/15/48 (c),(h)	3,546,000	2,452,594
Series 2015-LC20, Class E, 2.63%, 04/15/50 (b),(c),(f)	1,312,000	555,270
Series 2015-LC20, Class D, 4.37%, 04/15/50 (b),(c),(f),(g)	3,000,000	2,054,280
Series 2015-LC22, Class D, 4.54%, 09/15/58 (b),(g)	1,500,000	1,110,000
Series 2015-NXS2, Class C, 4.29%, 07/15/58 (b),(c),(g)	9,557,000	8,016,889
Series 2015-NXS4, Class E, 3.67%, 12/15/48 (c),(f),(g),(h)	2,629,000	1,708,926
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(f),(g)	2,800,000	1,757,577
Series 2016-C34, Class D, 5.03%, 06/15/49 (b),(f),(g)	2,749,162	1,528,350
Series 2016-C34, Class C, 5.03%, 06/15/49 (b),(g)	4,661,495	4,045,670
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(f)	4,253,000	3,523,436
Series 2019-JWDR SEQ, Class E, 3.99%, 09/15/31 (b),(c),(f),(g)	1,978,000	1,699,349
Series 2019-JWDR SEQ, Class F, 4.71%, 09/15/31 (b),(c),(f),(g)	2,291,000	1,917,700
Series 2019-JWDR SEQ, Class G, 5.56%, 09/15/31 (b),(c),(f),(g)	2,067,000	1,707,573
Series 2020-SOP, Class E, 1 mo. USD LIBOR + 2.71%, 2.88%, 01/15/35 (b),(f),(g)	1,250,000	1,081,270
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(f)	325,000	289,443
Series 2014-C22, Class C, 3.76%, 09/15/57 (b),(c),(g)	1,525,000	1,380,648
Series 2014-C22, Class D, 3.90%, 09/15/57 (b),(c),(f),(g)	4,635,000	2,885,765
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(c),(f),(g)	129,000	111,456

		552,478,332

Interest Only Commercial Mortgage-Backed Securities — 1.0%
CFK Trust, Series 2020-MF2, Class X, 1.24%, 03/15/39 (b),(c),(f),(g),(w)	19,612,000	922,666
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, 1.05%, 04/10/48 (b),(c),(g),(w)	11,463,960	477,600
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(c),(f),(g),(w)	5,347,000	459,965
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (b),(c),(f),(g),(w)	5,918,000	283,016
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.10%, 08/10/47 (b),(c),(g),(w)	16,934,969	595,501
Series 2014-UBS5, Class XA, 0.87%, 09/10/47 (b),(c),(g),(w)	3,084,315	91,422
Series 2015-CR23, Class XA, 0.89%, 05/10/48 (b),(c),(g),(w)	10,352,468	350,928
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.75%, 06/15/57 (b),(c),(g),(w)	37,315,157	1,017,286
Series 2015-C3, Class XA, 0.76%, 08/15/48 (b),(c),(g),(w)	111,753,790	3,281,091
Series 2019-C18, Class XD, 1.45%, 12/15/52 (b),(c),(f),(g),(w)	4,452,333	465,046
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(c),(f),(g),(w)	64,579,000	779,727
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(c),(g),(w)	13,043,739	3,488,939
Series K049, Class X3, 1.60%, 10/25/43 (b),(c),(g),(w)	2,177,000	148,349
Series K061, Class X1, 0.30%, 11/25/26 (b),(c),(g),(w)	17,908,441	199,769
Series K071, Class X1, 0.42%, 11/25/27 (b),(c),(g),(w)	89,237,180	1,706,483
Series K089, Class X3, 2.37%, 01/25/46 (b),(c),(g),(w)	7,963,000	1,298,343
Series K095, Class X3, 2.17%, 08/25/47 (b),(c),(g),(w)	9,297,000	1,420,089
Series K102, Class X3, 1.96%, 12/25/46 (b),(c),(g),(w)	20,880,337	2,948,450
Series K105, Class X3, 2.04%, 06/25/30 (b),(c),(g),(w)	8,413,000	1,178,855
Series K154, Class X1, 0.44%, 11/25/32 (b),(c),(g),(w)	33,075,501	941,329
Series K725, Class X1, 0.84%, 01/25/24 (b),(c),(g),(w)	142,220,934	3,075,812
Series KG01, Class X3, 3.23%, 05/25/29 (b),(c),(g),(w)	9,477,000	2,113,305
Series KLU1, Class X3, 4.10%, 01/25/31 (b),(c),(g),(w)	25,228,202	4,672,667
Series KLU2, Class X1, 1.16%, 08/25/29 (b),(c),(g),(w)	63,992,316	4,103,251
Series KLU2, Class X3, 4.10%, 08/25/29 (b),(c),(g),(w)	9,504,383	2,252,520
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(c),(g),(w)	25,265,000	2,843,652
Series KW08, Class X3, 3.29%, 10/25/31 (b),(c),(g),(w)	6,701,000	1,429,102
Series KW09, Class X3, 3.11%, 06/25/29 (b),(c),(g),(w)	6,654,000	1,415,698
Series KW10, Class X3, 2.81%, 10/25/32 (b),(c),(g),(w)	5,935,000	1,147,075
Federal National Mortgage Association,
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(c),(w)	14,311,024	354,684
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (b),(c),(w)	14,217,710	129,808

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C06, Class 2X1, 1.80%, 02/25/30 (b),(c),(w)	$10,449,370	$132,195
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(w)	49,241,248	566,767
Series 2018-C02, Class 2X2, 1.30%, 08/25/30 (b),(c),(w)	3,722,783	29,730
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (b),(c),(w)	17,822,385	195,369
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (b),(c),(d),(f),(g),(w)	15,243,000	64,905
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA, 0.76%, 07/10/48 (b),(c),(g),(w)	21,781,416	680,299
Series 2019-GC40, Class XD, 1.16%, 07/10/52 (b),(c),(f),(g),(w)	2,219,000	196,721
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.51%, 07/15/48 (b),(c),(g),(w)	45,350,091	976,705
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.43%, 11/13/52 (b),(c),(f),(g),(w)	4,231,000	442,508
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/06/30 (b),(c),(f),(g),(w)	20,401,000	274,332
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.05%, 04/15/48 (b),(c),(g),(w)	18,120,183	693,804
Series 2015-C23, Class XA, 0.58%, 07/15/50 (b),(c),(g),(w)	45,482,897	1,066,983
Series 2015-C25, Class XA, 1.07%, 10/15/48 (b),(c),(g),(w)	34,649,625	1,458,299
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(f),(w)	7,351,600	112,288
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.04%, 12/15/47 (b),(c),(g),(w)	37,496,747	1,373,693
Series 2015-C29, Class XA, 0.62%, 06/15/48 (b),(c),(g),(w)	113,242,798	2,937,292
Series 2016-C32, Class XA, 1.27%, 01/15/59 (b),(c),(g),(w)	36,234,530	1,933,692

		58,728,010

Total North America		1,139,041,913

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,301,539,139)		1,159,664,226

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.3%
North America — 0.3%
Inverse Interest Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 5.96%, 10/20/45 (c),(g),(w)	6,958,205	1,396,929
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 6.01%, 11/20/45 (c),(g),(w)	6,773,871	1,614,607
Series 2016-5, Class QS, 1 mo. USD LIBOR + 6.20%, 6.01%, 01/20/46 (c),(g),(w)	10,426,756	2,257,299
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 6.01%, 07/20/47 (c),(g),(w)	6,448,700	1,125,002
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 6.01%, 08/20/47 (c),(g),(w)	6,831,655	1,547,137
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 6.01%, 10/20/47 (c),(g),(w)	7,304,794	1,500,317
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 5.96%, 04/20/47 (c),(g),(w)	6,363,846	1,303,920
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 6.01%, 05/20/47 (c),(g),(w)	6,506,662	1,362,690
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 6.01%, 04/20/48 (c),(g),(w)	8,744,843	1,908,510
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 5.96%, 05/20/48 (c),(g),(w)	6,933,408	1,196,020
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 6.01%, 07/20/48 (c),(g),(w)	6,367,657	1,074,357

		16,286,788

Total North America		16,286,788

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $16,291,721)		16,286,788

U.S. TREASURY OBLIGATIONS — 3.9%
North America — 3.9%
U.S. Treasury Notes,
1.38%, 09/30/20 (b)	210,000,000	210,623,343
2.63%, 07/31/20 - 08/15/20 (b)	14,009,600	14,047,233

Total North America		224,670,576

TOTAL U.S. TREASURY OBLIGATIONS (COST $223,417,558)		224,670,576

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPALS — 0.4%
North America — 0.4%
California Housing Finance, Rev., Series 2019 X, 0.29%, 01/15/35 (b),(c),(g)	$15,333,873	$308,058
Puerto Rico,
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A),, 5.00%, 07/01/41 (b),(i)	5,505,000	3,454,387
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A),, 5.50%, 07/01/39 (b),(i)	3,740,000	2,445,025
GO, Series 2014 A, (SER A),, 8.00%, 07/01/35 (b),(i)	32,250,000	19,350,000

Total North America		25,557,470

TOTAL MUNICIPALS (COST $21,560,606)		25,557,470

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
Invesco Emerging Markets Sovereign Debt ETF (c)	4,662	124,848
iShares Core MSCI Emerging Markets ETF (c)	30,691	1,460,892
SPDR Dow Jones International Real Estate ETF (b),(c)	27,250	785,345
Vanguard Emerging Markets Government Bond ETF (c)	1,375	106,920
Vanguard FTSE Emerging Markets ETF (c)	36,544	1,447,508
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	29,423	1,372,877
Vanguard Real Estate ETF (b),(c)	7,077	555,757

TOTAL EXCHANGE-TRADED FUNDS (COST $6,991,232)		5,854,147

WARRANTS — 0.2%
Amplitude Healthcare Acquisition Corp. (a),(c)	150,000	150,000
Apex Technology Acquisition Corp., A Shares (a),(c)	525,000	892,500
Bespoke Capital Acquisition Corp. (a),(c)	375,000	288,750
Churchill Capital Corp. II (a),(c)	345,999	999,937
CIIG Merger Corp., A Shares (a),(c)	196,221	186,410
Conyers Park II Acquisition Corp. (a),(c)	125,000	262,500
Crescent Acquisition Corp. (a),(c)	375,000	562,500
Experience Investment Corp. (a),(c)	275,000	275,000
FinServ Acquisition Corp. (a),(c)	166,667	186,667
Galileo Acquisition Corp. (a),(c)	342,155	198,450
GigCapital2, Inc. (a),(c)	500,000	247,500
Gores Metropoulos, Inc., A Shares (a),(c)	250,000	487,500
GX Acquisition Corp., A Shares (a),(c)	250,000	285,000
Haymaker Acquisition Corp. II, A Shares (a),(c)	400,000	628,000
Healthcare Merger Corp. (a),(c)	375,000	431,250
Hennessy Capital Acquisition Corp. (a),(c)	285,000	313,500
Juniper Industrial Holdings, Inc. (a),(c)	298,682	259,853
Landcadia Holdings II, Inc. (a),(c)	165,406	893,192
LIV Capital Acquisition Corp. (a),(c)	210,000	65,100
Monocle Acquisition Corp. (a),(c)	130,748	84,986
New Providence Acquisition Corp., A Shares (a),(c)	300,000	450,000
Oaktree Acquisition Corp. (a),(c)	144,164	190,297
Osprey Technology Acquisition Corp. (a),(c)	474,375	498,094
Pivotal Investment Corp. II (a),(c)	166,666	131,666
PropTech Acquisition Corp. (a),(c)	97,500	68,250
SC Health Corp. (a),(c)	123,794	133,698
Silver Spike Acquisition Corp. (a),(c)	375,000	187,500
Social Capital Hedosophia Holdings Corp. (a),(c)	166,666	603,331
Software Acquisition Group, Inc. (a),(c)	224,250	253,403
South Mountain Merger Corp. (a),(c)	300,000	336,000
Subversive Capital Acquisition Corp. (a),(c)	750,000	450,000
Switchback Energy Acquisition Corp. (a),(c)	166,666	131,649
Thunder Bridge Acquisition II Ltd. (a),(c)	375,000	540,000
Trine Acquisition Corp. (a),(c)	200,000	310,000
Tuscan Holdings Corp. (a),(c)	400,000	234,000
Tuscan Holdings Corp. II (a),(c)	158,150	85,401

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Union Acquisition Corp. II (a),(c)	525,000	$194,250

TOTAL WARRANTS (COST $8,266,803)		12,496,134

INVESTMENTS IN INVESTEE FUNDS — 7.2%
Europe — 1.3%
Glenview Capital Partners (Cayman), Ltd. (cost $ 72,346,502) (a),(d),(l)	72,347	75,055,956

Total Europe		75,055,956

North America — 5.9%
Aeolus Property Catastrophe Keystone PF Fund LP (a),(l)	3	119,346,297
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 250,000,000) (a),(l)	2,500,000	211,850,000
PIMCO ILS Fund SP II (cost $ 8,679,352) (a),(l)	1	9,632,019

Total North America		340,828,316

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $436,134,166)		415,884,272

TOTAL LONG-TERM INVESTMENTS (COST $5,020,090,655)		4,790,702,180

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
US VIX	42.50 USD	07/22/20	2,469	7,513,167	536,298	358,485	(177,813)
US VIX	45.00 USD	07/22/20	2,641	8,036,563	538,254	316,920	(221,334)

					$1,074,552	$675,405	$(399,147)

Exchange-Traded Put Options — 0.0%
INR vs USD	74.37 USD	01/04/21	40,500,000	40,500,000	966,532	194,197	(772,335)
S&P 500 Index	2,800.00 USD	07/17/20	351	108,820,179	2,737,800	371,949	(2,365,851)
S&P 500 Index	2,800.00 USD	07/17/20	185	57,355,365	987,332	196,042	(791,290)
S&P 500 Index	2,850.00 USD	07/17/20	190	58,905,510	1,201,587	277,185	(924,402)

					$5,893,251	$1,039,373	$(4,853,878)

Total Purchased Options Outstanding					$6,967,803	$1,714,778	$(5,253,025)

Security Description	Shares	Value
SHORT-TERM INVESTMENT - MONEY MARKET FUNDS — 0.0%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, 0.06%, Institutional Class (c),(r)	65,283	65,283

TOTAL SHORT-TERM INVESTMENT - MONEY MARKET FUNDS (COST $65,283)		65,283

TOTAL INVESTMENTS IN SECURITIES — 82.9% (COST $5,027,123,741)		4,792,482,241

TOTAL SECURITIES SOLD SHORT — (7.5)% (PROCEEDS $420,174,238)		(430,918,555)

Other Assets (m) — 24.6%		1,420,677,622

Net Assets — 100.0%		$5,782,241,308

SECURITIES SOLD SHORT — (7.5)%
COMMON STOCK — (7.3)%
Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd., ADR	1,200	(35,388)
Gold Fields Ltd., ADR	1,300	(12,220)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Harmony Gold Mining Co. Ltd., ADR	100	$(417)

		(48,025)

Total Africa		(48,025)

Asia — (0.4)%
Automotive — (0.0)%
Honda Motor Co. Ltd., ADR	8,600	(219,816)
NIO, Inc., ADR	221,500	(1,709,980)
Toyota Motor Corp., ADR	3,000	(376,890)

		(2,306,686)

Banking — (0.1)%
HDFC Bank Ltd., ADR	2,200	(100,012)
ICICI Bank Ltd., ADR	229,400	(2,131,126)
KB Financial Group, Inc., ADR	3,800	(105,716)
Mitsubishi UFJ Financial Group, Inc., ADR	30,200	(118,686)
Mizuho Financial Group, Inc., ADR	8,000	(19,760)
Shinhan Financial Group Co. Ltd., ADR	300	(7,218)
Sumitomo Mitsui Financial Group, Inc., ADR	26,800	(150,616)

		(2,633,134)

Biotechnology & Pharmaceuticals — (0.0)%
Takeda Pharmaceutical Co. Ltd., ADR	17,091	(306,442)

Consumer Services — (0.0)%
Bright Scholar Education Holdings Ltd., ADR	900	(7,074)
New Oriental Education & Technology Group, Inc., ADR	900	(117,207)
RISE Education Cayman Ltd., ADR	399	(1,548)
TAL Education Group, ADR (c)	8,502	(581,367)

		(707,196)

Gaming, Lodging & Restaurants — (0.0)%
Huazhu Group Ltd., ADR	15,000	(525,750)
Yum China Holdings, Inc.	36,300	(1,744,941)

		(2,270,691)

Hardware — (0.0)%
Sony Corp., ADR	23,000	(1,589,990)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc., ADR	5,000	(22,200)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	3,400	(34,306)
Fanhua, Inc., ADR	2,200	(44,022)

		(78,328)

Media — (0.1)%
51job, Inc., ADR (c)	1,469	(105,460)
58.com, Inc., ADR (c)	5,765	(310,964)
Autohome, Inc., ADR (c)	3,002	(226,651)
Baidu, Inc., ADR	6,900	(827,241)
Fang Holdings Ltd., ADR	280	(3,172)
iQIYI, Inc., ADR (c)	44,718	(1,037,010)
JOYY, Inc., ADR (c)	2,767	(245,018)
LINE Corp., ADR	400	(20,028)
MakeMyTrip Ltd.	5,100	(78,132)
Momo, Inc., ADR (c)	9,270	(162,040)
SINA Corp. (c)	1,787	(64,171)
Trip.com Group Ltd., ADR (c)	11,924	(309,070)
Uxin Ltd., ADR	500	(715)
Weibo Corp., ADR (c)	3,200	(107,520)
Yatra Online, Inc.	3,200	(2,174)

		(3,499,366)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Retail - Discretionary — (0.1)%
JD.com, Inc., ADR	31,800	$(1,913,724)
Meituan Dianping, Class B (c)	62,300	(1,392,178)
Pinduoduo, Inc., ADR	1,400	(120,176)
Renren, Inc., ADR	13	(46)
Vipshop Holdings Ltd., ADR (c)	16,070	(319,954)

		(3,746,078)

Semiconductors — (0.0)%
Himax Technologies, Inc., ADR	28,700	(118,818)

Software — (0.1)%
Aurora Mobile Ltd., ADR	400	(636)
Bilibili, Inc., ADR (c)	7,637	(353,746)
DouYu International Holdings Ltd., ADR	7,200	(83,088)
Gridsum Holding, Inc., ADR	300	(214)
GSX Techedu, Inc., ADR	24,600	(1,475,754)
HUYA, Inc., ADR (c)	3,423	(63,908)
Link Motion, Inc., ADR	11,000	0
NetEase, Inc., ADR (c)	948	(407,052)
OneConnect Financial Technology Co. Ltd., ADR	200	(3,652)
Sea Ltd., ADR	43,200	(4,632,768)
Taoping, Inc.	300	(141)

		(7,020,959)

Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	198	(550)
FinVolution Group, ADR	200	(362)
Hudson Capital, Inc.	1,400	(885)
Jianpu Technology, Inc., ADR	200	(130)
LexinFintech Holdings Ltd., ADR	2,400	(25,536)
Qudian, Inc., ADR (c)	27,299	(46,408)

		(73,871)

Technology Services — (0.0)%
Baozun, Inc., ADR	400	(15,380)
Wipro Ltd., ADR	866	(2,866)

		(18,246)

Telecommunications — (0.0)%
SK Telecom Co. Ltd., ADR	800	(15,456)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	3,200	(13,696)
ZTO Express Cayman, Inc., ADR	23,000	(844,330)

		(858,026)

Utilities — (0.0)%
Korea Electric Power Corp., ADR	4,300	(34,314)

Total Asia		(25,299,801)

Europe — (0.4)%
Asset Management — (0.0)%
Janus Henderson Group PLC	3,000	(63,480)
UBS Group AG	40,400	(466,216)

		(529,696)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Automotive — (0.0)%
Autoliv, Inc.	600	$(38,706)
Ferrari NV	1,900	(324,919)
Garrett Motion, Inc.	5,000	(27,700)

		(391,325)

Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA, ADR	33,900	(115,260)
Banco Santander SA, ADR	109,043	(262,794)
Barclays PLC, ADR	60,981	(345,152)
Deutsche Bank AG	14,900	(141,848)
HSBC Holdings PLC, ADR	53,026	(1,237,097)
ING Groep NV, ADR	3,200	(22,080)
Lloyds Banking Group PLC, ADR	1,500	(2,250)

		(2,126,481)

Biotechnology & Pharmaceuticals — (0.0)%
AC Immune SA	913	(6,144)
Amarin Corp. PLC, ADR	32,300	(223,516)
BioNTech SE, ADR	600	(40,044)
Nabriva Therapeutics plc	3,500	(2,361)
Novartis AG, ADR	2,400	(209,616)

		(481,681)

Chemicals — (0.0)%
Linde PLC	2,900	(615,119)

Construction Materials — (0.0)%
CRH PLC, ADR	4,400	(150,964)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	500	(24,650)
British American Tobacco PLC, ADR	32,200	(1,250,004)
Diageo PLC, ADR	1,600	(215,024)
Unilever NV	21,300	(1,134,651)

		(2,624,329)

Electrical Equipment — (0.0)%
ABB Ltd., ADR	23,800	(536,928)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	24,649	(254,131)

Insurance — (0.0)%
Prudential PLC, ADR	11,900	(361,522)

Machinery — (0.0)%
CNH Industrial NV	1,800	(12,654)

Media — (0.0)%
Jumia Technologies AG, ADR	21,900	(120,231)
Liberty Global PLC, A Shares	41,900	(915,934)
WPP PLC, ADR	900	(35,217)

		(1,071,382)

Medical Equipment & Devices — (0.1)%
Alcon, Inc.	2,100	(120,372)
Koninklijke Philips NV	1,939	(90,801)
Koninklijke Philips NV (c)	58,090	(2,709,765)

		(2,920,938)

Metals & Mining — (0.0)%
Ferroglobe PLC	400	0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.1)%
BP PLC, ADR	98,200	$(2,290,024)
Equinor ASA, ADR	13,100	(189,688)
Royal Dutch Shell PLC, ADR	13,900	(454,391)

		(2,934,103)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC, ADR	7,800	(517,452)

Retail - Discretionary — (0.0)%
Farfetch Ltd., Class A	68,600	(1,184,722)

Semiconductors — (0.1)%
ASML Holding NV	5,600	(2,060,968)
NXP Semiconductors NV	14,068	(1,604,315)
STMicroelectronics NV	200	(5,482)

		(3,670,765)

Software — (0.0)%
Materialise NV, ADR	300	(6,768)
SAP SE, ADR	4,800	(672,000)

		(678,768)

Telecommunications — (0.0)%
Telefonica SA, ADR	21,900	(105,558)
Vodafone Group PLC, ADR	52,400	(835,256)

		(940,814)

Transportation & Logistics — (0.0)%
Euronav SA	8	(65)
Frontline Ltd.	17,340	(121,033)
GasLog Ltd.	14,600	(41,026)
Navios Maritime Holdings, Inc.	1,670	(3,524)
Performance Shipping, Inc.	700	(419)
Scorpio Tankers, Inc.	10,242	(131,200)
Star Bulk Carriers Corp.	13,100	(86,460)

		(383,727)

Utilities — (0.0)%
National Grid PLC, ADR	10,400	(631,696)

Total Europe		(23,019,197)

Middle East — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Compugen Ltd.	200	(3,004)
Intec Pharma Ltd.	1,600	(453)
Teva Pharmaceutical Industries Ltd., ADR	200	(2,466)
THERAPIX BIOSCIENCES Ltd., ADR	800	(504)

		(6,427)

Hardware — (0.0)%
Kornit Digital Ltd.	2,300	(122,774)
SuperCom Ltd.	200	(320)

		(123,094)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	3,800	(21,888)

Total Middle East		(151,409)

North America — (6.3)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.	1,400	(111,482)
Boeing Co.	24,700	(4,527,510)
General Dynamics Corp.	100	(14,946)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Howmet Aerospace, Inc.	4,195	$(66,491)
Mercury Systems, Inc.	3,100	(243,846)
Textron, Inc.	1,500	(49,365)
Triumph Group, Inc.	7,800	(70,278)

		(5,083,918)

Apparel & Textile Products — (0.1)%
Capri Holdings Ltd.	41,100	(642,393)
Carter’s, Inc.	10,000	(807,000)
Crocs, Inc.	700	(25,774)
Deckers Outdoor Corp.	3,200	(628,448)
Fossil Group, Inc.	8,700	(40,455)
Hanesbrands, Inc.	10,200	(115,158)
Iconix Brand Group, Inc.	2,610	(2,427)
Lakeland Industries, Inc.	600	(13,458)
PVH Corp.	17,100	(821,655)
Sequential Brands Group, Inc.	4,600	(966)
Skechers U.S.A., Inc., Class A	1,700	(53,346)
Steven Madden Ltd.	12,650	(312,329)
VF Corp.	299	(18,221)
Wolverine World Wide, Inc.	200	(4,762)

		(3,486,392)

Asset Management — (0.1)%
Altus Midstream Co., A Shares	14,200	(8,999)
Ameriprise Financial, Inc.	500	(75,020)
Apollo Global Management, Inc.	3,500	(174,720)
Artisan Partners Asset Management, Inc., Class A	1,400	(45,500)
Barings BDC, Inc.	3,100	(24,614)
BlackRock, Inc.	1,000	(544,090)
Brookfield Asset Management, Inc., Class A	61,175	(2,012,657)
Carlyle Group, Inc. (The)	1,900	(53,010)
Focus Financial Partners, Inc., Class A	1,200	(39,660)
Kennedy-Wilson Holdings, Inc.	9,000	(136,980)
Legg Mason, Inc.	21,900	(1,089,525)
Medley Capital Corp.	4,400	(3,366)
Owl Rock Capital Corp.	1,700	(20,961)
Stifel Financial Corp.	4,800	(227,664)
Virtus Investment Partners, Inc.	100	(11,629)

		(4,468,395)

Automotive — (0.1)%
Aptiv plc	100	(7,792)
BorgWarner, Inc.	3,900	(137,670)
Cooper Tire & Rubber Co.	7,100	(196,031)
Ford Motor Co.	408,500	(2,483,680)
Gentex Corp.	5,500	(141,735)
Harley-Davidson, Inc.	31,800	(755,886)
Lear Corp.	6,600	(719,532)
Motorcar Parts of America, Inc.	2,200	(38,874)
Westport Fuel Systems, Inc.	3,800	(4,712)

		(4,485,912)

Banking — (0.1)%
Allegiance Bancshares, Inc.	500	(12,695)
Ameris Bancorp	9,699	(228,799)
Banc of California, Inc.	3,700	(40,071)
Banco Latinoamericano de Comercio Exterior SA, E Shares	2,500	(28,750)
Bank of Montreal	1,300	(68,965)
Bank of Nova Scotia	7,300	(301,052)
Bank OZK	500	(11,735)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	2,800	$(187,516)
Commerce Bancshares, Inc.	300	(17,841)
Customers Bancorp, Inc.	3,200	(38,464)
CVB Financial Corp.	500	(9,370)
First Republic Bank	13,600	(1,441,464)
FNB Corp.	4,355	(32,663)
Glacier Bancorp, Inc.	2,100	(74,109)
Huntington Bancshares, Inc.	1,700	(15,359)
Independent Bank Group, Inc.	200	(8,104)
Meta Financial Group, Inc.	1,400	(25,438)
OceanFirst Financial Corp.	100	(1,763)
People’s United Financial, Inc.	1,300	(15,041)
Pinnacle Financial Partners, Inc.	9,800	(411,502)
PNC Financial Services Group, Inc.	1,000	(105,210)
Royal Bank of Canada	8,700	(589,860)
Signature Bank	400	(42,768)
Sterling Bancorp	43,508	(509,914)
SVB Financial Group	200	(43,106)
TCF Financial Corp.	19,647	(578,015)
Toronto-Dominion Bank	4,600	(205,206)
Triumph Bancorp, Inc.	2,800	(67,956)
Truist Financial Corp.	20,200	(758,510)
Wells Fargo & Co.	2,500	(64,000)
Zions BanCorp.	1,800	(61,200)

		(5,996,446)

Biotechnology & Pharmaceuticals — (0.8)%
AbbVie, Inc. (c)	19,734	(1,937,484)
Actinium Pharmaceuticals, Inc.	22,700	(7,979)
Adamas Pharmaceuticals, Inc.	5,400	(13,824)
Adamis Pharmaceuticals Corp.	16,900	(9,075)
Advaxis, Inc.	11,100	(5,949)
Aerie Pharmaceuticals, Inc.	4,700	(69,372)
Aeterna Zentaris, Inc.	3,124	(2,499)
Akcea Therapeutics, Inc.	4,700	(64,390)
Alimera Sciences, Inc.	306	(1,928)
Alnylam Pharmaceuticals, Inc. (c)	55,090	(8,159,380)
Ampio Pharmaceuticals, Inc.	19,612	(12,491)
Anavex Life Sciences Corp.	4,000	(19,680)
Anixa Biosciencies, Inc.	762	(2,332)
Arena Pharmaceuticals, Inc.	1,730	(108,903)
Athersys, Inc.	1,600	(4,416)
Aurinia Pharmaceuticals, Inc.	14,000	(227,500)
Axovant Gene Therapies Ltd.	3,162	(8,917)
Axsome Therapeutics, Inc.	4,000	(329,120)
Bausch Health Cos., Inc.	10,900	(199,361)
Bellicum Pharmaceuticals, Inc.	1,070	(7,950)
Bio-Path Holdings, Inc.	808	(4,064)
Biocept, Inc.	22,600	(16,080)
Biogen Idec, Inc.	9,500	(2,541,725)
BioMarin Pharmaceutical, Inc.	300	(37,002)
Bridgebio Pharma, Inc.	5,800	(189,138)
CASI Pharmaceuticals, Inc.	2,900	(7,250)
Corvus Pharmaceuticals, Inc.	100	(272)
Cyclacel Pharmaceuticals, Inc.	5	(23)
Diffusion Pharmaceuticals, Inc.	6,800	(6,630)
Dynavax Technologies Corp.	18,930	(167,909)
Elanco Animal Health, Inc.	4,700	(100,815)
Endo International PLC	30,000	(102,900)
Evoke Pharma, Inc.	300	(1,062)
Evolus, Inc.	700	(3,710)
Genocea Biosciences, Inc.	1,800	(4,140)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Guardant Health, Inc.	18,800	$(1,525,244)
Harrow Health, Inc.	1,700	(8,857)
Hepion Pharmaceuticals, Inc.	500	(1,430)
Heron Therapeutics, Inc.	100	(1,471)
HTG Molecular Diagnostics, Inc.	13,396	(9,645)
IGM Biosciences, Inc.	1,100	(80,300)
Infinity Pharmaceuticals, Inc.	1,500	(1,357)
Inovio Pharmaceuticals, Inc.	44,200	(1,191,190)
Intra-Cellular Therapies, Inc.	700	(17,969)
Karuna Therapeutics, Inc.	2,200	(245,212)
Kindred Biosciences, Inc.	700	(3,143)
Leap Therapeutics, Inc.	1,900	(3,971)
Livongo Health, Inc.	16,200	(1,218,078)
Lumos Pharma, Inc.	722	(11,906)
MannKind Corp.	31,329	(54,826)
Marinus Pharmaceuticals, Inc.	4,400	(11,176)
Merrimack Pharmaceuticals, Inc.	560	(1,865)
Minerva Neurosciences, Inc.	300	(1,083)
Moderna, Inc. (c)	166,210	(10,672,344)
Mustang Bio, Inc.	800	(2,544)
Mylan NV	13,100	(210,648)
NantKwest, Inc.	3,400	(41,752)
Navidea Biopharmaceuticals, Inc.	4	(16)
Neos Therapeutics, Inc.	5,400	(3,699)
Neptune Wellness Solutions, Inc.	300	(840)
Neurobo Pharmaceuticals, Inc.	2,300	(717)
Novan, Inc.	200	(97)
Novavax, Inc.	15,000	(1,250,250)
Novus Therapeutics, Inc.	422	(193)
OncoSec Medical, Inc.	1,010	(2,070)
Organovo Holdings, Inc.	18,400	(10,122)
Pacira Pharmaceuticals, Inc.	100	(5,247)
Paratek Pharmaceuticals, Inc.	6,900	(36,018)
PDL BioPharma, Inc.	2,000	(5,820)
PolarityTE, Inc.	8,799	(10,911)
Protalix BioTherapeutics, Inc.	30	(114)
Rhythm Pharmaceuticals, Inc.	100	(2,230)
Sarepta Therapeutics, Inc. (c)	14,700	(2,356,998)
Seattle Genetics, Inc. (c)	26,590	(4,518,173)
Seelos Therapeutics, Inc.	4,900	(4,949)
SELLAS Life Sciences Group, Inc.	367	(1,075)
Sorrento Therapeutics, Inc.	39,000	(244,920)
SpringWorks Therapeutics, Inc.	300	(12,600)
Stoke Therapeutics, Inc.	1,300	(30,979)
TG Therapeutics, Inc.	24,600	(479,208)
Titan Pharmaceuticals, Inc.	100	(31)
TransMedics Group, Inc.	2,200	(39,424)
Trevena, Inc.	9,000	(13,500)
Trillium Therapeutics, Inc.	15,300	(123,777)
Unum Therapeutics, Inc.	1,000	(460)
UroGen Pharma Ltd.	2,900	(75,748)
Vaxart, Inc.	7,800	(69,030)
Viela Bio, Inc.	100	(4,332)
Viking Therapeutics, Inc.	5,600	(40,376)
Vir Biotechnology, Inc.	4,600	(188,462)
VistaGen Therapeutics, Inc.	800	(422)
VIVUS, Inc.	2,510	(2,063)
WaVe Life Sciences Ltd.	3,100	(32,271)
Xencor, Inc.	3,500	(113,365)
Zoetis, Inc. (c)	40,720	(5,580,269)
Zosano Pharma Corp.	9,596	(8,217)

		(44,960,274)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
AgroFresh Solutions, Inc.	900	$(2,727)
Albemarle Corp.	2,300	(177,583)
Amyris, Inc.	17,700	(75,579)
Balchem Corp.	1,000	(94,860)
Celanese Corp.	2,500	(215,850)
Dow, Inc.	2,000	(81,520)
DuPont de Nemours, Inc.	47	(2,497)
GCP Applied Technologies, Inc.	4,500	(83,610)
Intrepid Potash, Inc.	2,200	(2,178)
LSB Industries, Inc.	2,300	(2,668)
LyondellBasell Industries NV, Class A	900	(59,148)
Nutrien Ltd.	701	(22,502)
Olin Corp.	14,700	(168,903)
Quaker Chemical Corp.	2,500	(464,125)
Tronox Holdings PLC, Class A	27,300	(197,106)
Univar, Inc.	1,600	(26,976)
WD-40 Co.	100	(19,830)

		(1,697,662)

Commercial Services — (0.0)%
ABM Industries, Inc.	2,300	(83,490)
Aramark	17,800	(401,746)
BrightView Holdings, Inc.	100	(1,120)
H&R Block, Inc.	21,200	(302,736)
Interpace Biosciences, Inc.	860	(3,999)
ManpowerGroup, Inc.	7,900	(543,125)
NV5 Global, Inc.	1,900	(96,577)
Robert Half International, Inc.	200	(10,566)
Rollins, Inc.	7,900	(334,881)
RR Donnelley & Sons Co.	11,834	(14,082)
Willdan Group, Inc.	500	(12,505)

		(1,804,827)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	8,100	(207,765)
Owens Corning	200	(11,152)
Trex Co., Inc.	12,700	(1,651,889)

		(1,870,806)

Consumer Products — (0.2)%
22nd Century Group, Inc.	4,300	(3,287)
Alkaline Water Co., Inc. (The)	1,700	(2,431)
B&G Foods, Inc.	14,100	(343,758)
BellRing Brands, Inc., Class A	100	(1,994)
Beyond Meat, Inc.	17,400	(2,331,252)
Brown-Forman Corp., Class B	3,100	(197,346)
Cal-Maine Foods, Inc.	6,400	(284,672)
Calyxt, Inc.	100	(493)
Coty, Inc., Class A	176,185	(787,547)
Cronos Group, Inc.	77,200	(463,972)
Energizer Holdings, Inc.	12,700	(603,123)
Fresh Del Monte Produce, Inc.	800	(19,696)
Greenlane Holdings, Inc., Class A	200	(796)
Hain Celestial Group, Inc.	16,000	(504,160)
Helen of Troy Ltd.	2,400	(452,544)
Kraft Heinz Co.	51,700	(1,648,713)
Monster Beverage Corp.	2,800	(194,096)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
New Age Beverages Corp.	19,600	$(29,988)
Pilgrim’s Pride Corp.	5,300	(89,517)
Post Holdings, Inc.	8,100	(709,722)
Universal Corp.	2,100	(89,271)
Vector Group Ltd.	2,728	(27,444)
Youngevity International, Inc.	200	(286)

		(8,786,108)

Consumer Services — (0.0)%
Laureate Education, Inc., Class A	8,700	(86,696)
Regis Corp.	8,100	(66,258)
Rent-A-Center, Inc.	8,300	(230,906)
Strategic Education, Inc.	1,725	(265,046)

		(648,906)

Containers & Packaging — (0.0)%
Amcor PLC	131,300	(1,340,573)
Berry Global Group, Inc.	6,400	(283,648)
Greif, Inc., Class A	2,100	(72,261)
O-I Glass, Inc.	100	(898)
Packaging Corp. of America	300	(29,940)

		(1,727,320)

Design, Manufacturing & Distribution — (0.0)%
Benchmark Electronics, Inc.	3,300	(71,280)
SYNNEX Corp.	100	(11,977)
Tech Data Corp.	3,400	(492,660)

		(575,917)

Distributors - Consumer Staples — (0.0)%
Archer-Daniels-Midland Co.	2,600	(103,740)
Bunge Ltd.	100	(4,113)
Grocery Outlet Holding Corp.	1,800	(73,440)

		(181,293)

Distributors - Discretionary — (0.0)%
Copart, Inc.	23,000	(1,915,210)
G-III Apparel Group Ltd.	2,800	(37,212)
Hudson Technologies, Inc.	3,100	(3,131)
LKQ Corp.	8,400	(220,080)
Pool Corp.	300	(81,561)

		(2,257,194)

Electrical Equipment — (0.0)%
Advanced Energy Industries, Inc.	4,800	(325,392)
Allied Motion Technologies, Inc.	100	(3,530)
Amphenol Corp., Class A	1,400	(134,134)
Argan, Inc.	2,700	(127,926)
Babcock & Wilcox Enterprises, Inc.	7,908	(18,030)
Capstone Turbine Corp.	348	(1,051)
Cognex Corp.	6,200	(370,264)
CyberOptics Corp.	300	(9,663)
Energous Corp.	2,600	(7,332)
General Electric Co.	6,900	(47,127)
IntriCon Corp.	1,000	(13,520)
Johnson Controls International PLC	5,500	(187,770)
Keysight Technologies, Inc.	300	(30,234)
Mesa Laboratories, Inc.	400	(86,720)
Novanta, Inc.	2,200	(234,894)
Research Frontiers, Inc.	200	(812)
Rockwell Automation, Inc.	1,600	(340,800)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	1,000	$(388,260)
Trimble, Inc.	5,200	(224,588)

		(2,552,047)

Engineering & Construction Services — (0.0)%
Construction Partners, Inc., Class A	700	(12,432)
Goldfield Corp.	700	(2,597)
KBR, Inc.	4,300	(96,965)
Kratos Defense & Security Solutions, Inc.	3,600	(56,268)

		(168,262)

Forest & Paper Products — (0.0)%
Mercer International, Inc.	5,300	(43,248)

Gaming, Lodging & Restaurants — (0.2)%
Bloomin’ Brands, Inc.	8,500	(90,610)
Boyd Gaming Corp.	2,200	(45,980)
Caesars Entertainment Corp.	148,575	(1,802,215)
Choice Hotels International, Inc.	100	(7,890)
Churchill Downs, Inc.	100	(13,315)
Dave & Buster’s Entertainment, Inc.	13,200	(175,956)
DraftKings, Inc., Class A	3,100	(103,106)
El Pollo Loco Holdings, Inc.	7,800	(115,128)
Eldorado Resorts, Inc.	435	(17,426)
Fiesta Restaurant Group, Inc.	5,100	(32,538)
Hilton Worldwide Holdings, Inc.	17,000	(1,248,650)
Kura Sushi USA, Inc., Class A	800	(11,424)
Las Vegas Sands Corp.	5,300	(241,362)
Marriott International, Inc., Class A	4,700	(402,931)
Marriott Vacations Worldwide Corp.	8,300	(682,343)
Norwegian Cruise Line Holdings Ltd.	68,300	(1,122,169)
Penn National Gaming, Inc.	11,100	(338,994)
Playa Hotels & Resorts NV	6,400	(23,168)
Royal Caribbean Cruises Ltd.	6,600	(331,980)
Shake Shack, Inc., Class A	200	(10,596)
Twin River Worldwide Holdings, Inc.	5,400	(120,366)
Waitr Holdings, Inc.	100	(263)
Wynn Resorts Ltd.	24,300	(1,810,107)

		(8,748,517)

Hardware — (0.1)%
CommScope Holding Co., Inc.	8,400	(69,972)
Corning, Inc.	10,400	(269,360)
Cubic Corp.	4,800	(230,544)
Dell Technologies, Inc., C Shares	52,470	(2,882,702)
Fitbit, Inc., Class A	2,900	(18,734)
Garmin Ltd.	4,900	(477,750)
GoPro, Inc., Class A	36,000	(171,360)
Hewlett Packard Enterprise Co.	2,000	(19,460)
HP, Inc.	7,100	(123,753)
Lumentum Holdings, Inc.	7,605	(619,275)
Maxar Technologies, Inc.	300	(5,388)
MicroVision, Inc.	23,900	(32,504)
PAR Technology Corp.	4,100	(122,713)
Plantronics, Inc.	100	(1,468)
Resonant, Inc.	2,300	(5,359)
Seagate Technology PLC	8,500	(411,485)
Sonos, Inc.	2,500	(36,575)
Superconductor Technologies, Inc.	100	(38)
Ubiquiti, Inc.	500	(87,280)
Vicor Corp.	600	(43,170)
Vislink Technologies, Inc.	23,500	(14,511)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Western Digital Corp.	500	$(22,075)
ZAGG, Inc.	5,400	(16,956)

		(5,682,432)

Health Care Facilities & Services — (0.2)%
Acadia Healthcare Co., Inc.	14,900	(374,288)
Acasti Pharma, Inc.	200	(94)
Addus HomeCare Corp.	1,300	(120,328)
Brookdale Senior Living, Inc.	37,891	(111,778)
Caladrius Biosciences, Inc.	60	(107)
Capital Senior Living Corp.	5,500	(3,905)
Catalent, Inc. (c)	23,480	(1,721,084)
Cigna corp.	16,873	(3,166,218)
DaVita, Inc. (c)	44,797	(3,545,235)
Elanco Animal Health, Inc.	6,500	0
Genesis Healthcare, Inc.	4,500	(3,105)
HealthEquity, Inc.	200	(11,734)
Henry Schein, Inc.	300	(17,517)
Invitae Corp.	1,500	(45,435)
LHC Group, Inc.	1,683	(293,381)
NeoGenomics, Inc.	14,100	(436,818)
Personalis, Inc.	300	(3,891)
PRA Health Sciences, Inc.	100	(9,729)
Surgery Partners, Inc.	4,400	(50,908)
Syneos Health, Inc.	1,700	(99,025)
Teladoc Health, Inc.	3,100	(591,604)

		(10,606,184)

Home & Office Products — (0.1)%
American Woodmark Corp.	3,200	(242,080)
Beazer Homes USA, Inc.	6,700	(67,469)
Hooker Furniture Corp.	600	(11,670)
Hovnanian Enterprises, Class A	1,216	(28,442)
Lennar Corp., Class A	31,024	(1,911,699)
LGI Homes, Inc.	5,800	(510,574)
Mohawk Industries, Inc.	100	(10,176)
Newell Brands, Inc.	98,618	(1,566,054)
Nova Lifestyle, Inc.	100	(193)
Taylor Morrison Home Corp., Class A	20	(386)
Toll Brothers, Inc.	27,300	(889,707)
Whirlpool Corp.	2,400	(310,872)

		(5,549,322)

Industrial Services — (0.0)%
CAI International, Inc.	1,600	(26,656)
EVI Industries, Inc.	500	(10,855)
Fastenal Co.	5,100	(218,484)
Team, Inc.	3,700	(20,609)
United Rentals, Inc.	7,500	(1,117,800)

		(1,394,404)

Institutional Financial Services — (0.2)%
Goldman Sachs Group, Inc.	30,000	(5,928,600)
Greenhill & Co., Inc.	4,300	(42,957)
Houlihan Lokey, Inc.	2,400	(133,536)
Moelis & Co., Class A	2,200	(68,552)
Morgan Stanley	35,300	(1,704,990)
State Street Corp.	1,900	(120,745)
Virtu Financial, Inc., Class A	25,800	(608,880)

		(8,608,260)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Insurance — (0.1)%
Ambac Financial Group, Inc.	8,100	$(115,992)
American International Group, Inc.	42,200	(1,315,796)
Arthur J Gallagher & Co.	200	(19,498)
Assurant, Inc.	200	(20,658)
Benefytt Technologies, Inc.	2,600	(53,196)
Chubb Ltd.	1,400	(177,268)
eHealth, Inc.	5,900	(579,616)
Erie Indemnity Co., Class A	800	(153,520)
Genworth Financial, Inc., Class A	200	(462)
HCI Group, Inc.	400	(18,472)
Kinsale Capital Group, Inc.	2,400	(372,504)
Manulife Financial Corp.	16,900	(230,178)
Marsh & McLennan Cos., Inc.	13,500	(1,449,495)
Palomar Holdings, Inc.	1,700	(145,792)
ProSight Global, Inc.	100	(890)
RenaissanceRe Holdings Ltd.	700	(119,721)
Sun Life Financial, Inc.	5,200	(191,100)
Travelers Cos., Inc.	400	(45,620)
Voya Financial, Inc.	8,400	(391,860)
WR Berkley Corp.	100	(5,729)

		(5,407,367)

Iron & Steel — (0.0)%
Arch Resources, Inc.	3,400	(96,594)
Cleveland-Cliffs, Inc.	84,400	(465,888)
Commercial Metals Co.	1,000	(20,400)
Nucor Corp.	3,200	(132,512)
Warrior Met Coal, Inc.	11,700	(180,063)

		(895,457)

Leisure Products — (0.0)%
Acushnet Holdings Corp.	300	(10,437)
Camping World Holdings, Inc., Class A	6,300	(171,108)
Fox Factory Holding Corp.	3,800	(313,918)
Horizon Global Corp.	1,400	(3,080)
LCI Industries	2,000	(229,960)
Mattel, Inc.	80,800	(781,336)
Peloton Interactive, Inc., Class A	7,100	(410,167)
Thor Industries, Inc.	2,400	(255,672)
Winnebago Industries, Inc.	1,600	(106,592)

		(2,282,270)

Machinery — (0.1)%
AGCO Corp.	100	(5,546)
Alamo Group, Inc.	800	(82,112)
Altra Industrial Motion Corp.	1,700	(54,162)
Astec Industries, Inc.	2,500	(115,775)
Caterpillar, Inc.	9,100	(1,151,150)
CIRCOR International, Inc.	4,000	(101,920)
Deere & Co.	400	(62,860)
Enerpac Tool Group Corp.	3,200	(56,320)
Gates Industrial Corp. plc	100	(1,028)
GrafTech International Ltd.	800	(6,384)
Helios Technologies, Inc.	900	(33,525)
Ingersoll Rand, Inc.	21,352	(600,418)
John Bean Technologies Corp.	4,400	(378,488)
Kennametal, Inc.	300	(8,613)
Middleby Corp.	1,800	(142,092)
NN, Inc.	200	(948)
Oshkosh Corp.	1,700	(121,754)
Parker-Hannifin Corp.	1,400	(256,578)
SPX FLOW, Inc.	200	(7,488)

		(3,187,161)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Manufactured Goods — (0.0)%
Mueller Industries, Inc.	1,400	$(37,212)
RBC Bearings, Inc.	1,500	(201,060)

		(238,272)

Media — (0.5)%
AMC Networks, Inc., Class A	10,400	(243,256)
Booking Holdings, Inc.	1,700	(2,706,978)
Boston Omaha Corp., Class A	1,600	(25,600)
Cinedigm Corp.	300	(573)
Clear Channel Outdoor Holdings, Inc.	800	(832)
DHI Group, Inc.	2,200	(4,620)
Discovery, Inc., Class A	29,700	(626,670)
DISH Network Corp., Class A	5,100	(176,001)
Entercom Communications Corp., Class A	4,100	(5,658)
EW Scripps Co., Class A	3,836	(33,565)
Expedia, Inc.	616	(50,635)
Fox Corp., Class A	9,000	(241,380)
Gannett Co., Inc.	14,214	(19,615)
Global Eagle Entertainment, Inc.	144	(683)
Gray Television, Inc.	21,300	(297,135)
Houghton Mifflin Harcourt Co.	18,400	(33,304)
HyreCar, Inc.	2,300	(6,739)
IAC/interactivecorp	200	(64,680)
Interpublic Group of Cos., Inc. (The)	5,800	(99,528)
Inuvo, Inc.	100	(53)
IZEA Worldwide, Inc.	6,800	(7,752)
Liberty Media Group, Class A	2,392	(69,799)
Live Ventures, Inc.	166	(1,599)
Lyft, Inc., Class A	55,523	(1,832,814)
Media General, Inc.	12,100	0
Meredith Corp.	3,000	(43,650)
MSG Networks, Inc.	900	(8,955)
News Corp., Class A	6,900	(81,834)
Nexstar Media Group, Inc., Class A	11,411	(954,987)
Quotient Technology, Inc.	7,900	(57,828)
Roku, Inc.	10,000	(1,165,300)
RumbleON, Inc., Class B	355	(3,433)
Snap, Inc.	16,800	(394,632)
Spotify Technology SA	6,500	(1,678,235)
SRAX, Inc.	100	(253)
TEGNA, Inc.	42,600	(474,564)
Trade Desk, Inc. (The), Class A	11,400	(4,634,100)
Twitter, Inc.	26,000	(774,540)
Uber Technologies, Inc.	202,000	(6,278,160)
ViacomCBS, Inc., Class B	38,429	(896,164)
Walt Disney Co.	46,300	(5,162,913)

		(29,159,017)

Medical Equipment & Devices — (0.5)%
Adaptive Biotechnologies Corp.	10,200	(493,476)
Apyx Medical Corp.	700	(3,885)
Avinger, Inc.	48	(15)
Axonics Modulation Technologies, Inc.	2,900	(101,819)
BioLife Solutions, Inc.	4,100	(67,035)
DENTSPLY SIRONA, Inc.	4,500	(198,270)
DexCom, Inc. (c)	2,540	(1,029,716)
Edwards Lifesciences Corp. (c)	86,880	(6,004,277)
Ekso Bionics Holdings, Inc.	773	(6,493)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Endologix, Inc.	4,390	$(3,530)
Envista Holdings Corp.	700	(14,763)
Exact Sciences Corp.	7,000	(608,580)
IDEXX Laboratories, Inc. (c)	1,380	(455,621)
Illumina, Inc. (c)	5,410	(2,003,593)
Microbot Medical, Inc.	1,900	(13,129)
Pacific Biosciences of California, Inc.	33,400	(115,230)
Penumbra, Inc.	4,900	(876,218)
Pulse Biosciences, Inc.	1,830	(19,142)
ResMed, Inc. (c)	27,310	(5,243,520)
Rockwell Medical, Inc.	3,300	(6,435)
Second Sight Medical Products, Inc.	823	(806)
Shockwave Medical, Inc.	7,300	(345,801)
Silk Road Medical, Inc.	5,800	(242,962)
Stereotaxis, Inc.	700	(3,122)
T2 Biosystems, Inc.	26,700	(33,909)
Tandem Diabetes Care, Inc.	7,037	(696,100)
Thermo Fisher Scientific, Inc.	16,700	(6,051,078)
Varian Medical Systems, Inc. (c)	32,010	(3,921,865)
Venus Concept, Inc.	133	(464)
ViewRay, Inc.	200	(448)
Wright Medical Group NV (c)	83,560	(2,483,403)
Zimmer Biomet Holdings, Inc.	900	(107,424)
Zynex, Inc.	3,400	(84,558)

		(31,236,687)

Metals & Mining — (0.1)%
Barrick Gold Corp.	138,848	(3,740,565)
Cameco Corp.	6,800	(69,700)
Century Aluminum Co.	20,500	(146,165)
Covia Holdings Corp.	3,300	(1,584)
Endeavour Silver Corp.	1,600	(3,648)
Energy Fuels, Inc.	8,600	(12,986)
First Majestic Silver Corp.	39,100	(389,045)
Fortuna Silver Mines, Inc.	300	(1,527)
Freeport-McMoRan, Inc.	500	(5,785)
Kirkland Lake Gold Ltd.	2,700	(111,348)
Livent Corp.	1,000	(6,160)
McEwen Mining, Inc.	72,700	(73,427)
Newmont Mining Corp.	268	(16,546)
North American Construction Group Ltd.	2,900	(18,154)
Northern Dynasty Minerals Ltd.	3,300	(4,719)
Novagold Resources, Inc.	69,400	(637,092)
Pan American Silver Corp.	40,300	(1,224,717)
Seabridge Gold, Inc.	11,900	(208,726)
Silvercorp Metals, Inc.	100	(537)
SilverCrest Metals, Inc.	200	(1,832)
Turquoise Hill Resources Ltd.	50,600	(37,100)
Uranium Energy Corp.	41,700	(36,600)
Wheaton Precious Metals Corp.	100	(4,405)

		(6,752,368)

Oil, Gas & Coal — (0.3)%
Antero Midstream Corp.	122,400	(624,240)
Baytex Energy Corp.	6,400	(3,228)
Berry Petroleum Corp.	1,500	(7,245)
Bonanza Creek Energy, Inc.	4,700	(69,654)
California Resources Corp.	10	(12)
Canadian Natural Resources Ltd.	3,300	(57,519)
Cheniere Energy, Inc.	18,300	(884,256)
Chevron Corp. (c)	20,670	(1,844,384)
ConocoPhillips	20,300	(853,006)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Contango Oil & Gas Co.	1,100	$(2,519)
Delek US Holdings, Inc.	17,439	(303,613)
Diamondback Energy, Inc.	27,600	(1,154,232)
Dril-Quip, Inc.	6,100	(181,719)
Earthstone Energy, Inc., Class A	4,200	(11,928)
Enbridge, Inc.	67,522	(2,054,019)
Equitrans Midstream Corp.	58,300	(484,473)
Exxon Mobil Corp. (c)	161,945	(7,242,181)
Flotek Industries, Inc.	11,000	(13,200)
Frank’s International NV	17,600	(39,248)
FTS International, Inc.	730	(5,037)
Geospace Technologies Corp.	1,100	(8,272)
Gulfport Energy Corp.	32,100	(34,989)
Hess Corp.	6,800	(352,308)
Imperial Oil Ltd.	800	(12,840)
Laredo Petroleum, Inc.	2,750	(38,115)
Liberty Oilfield Services, Inc., Class A	16,700	(91,516)
Montage Resources Corp.	3,866	(15,271)
Murphy Oil Corp.	800	(11,040)
Nabors Industries Ltd.	2,016	(74,632)
National Energy Services Reunited Corp.	1,200	(8,256)
National Oilwell Varco, Inc.	2,100	(25,725)
NCS Multistage Holdings, Inc.	1,700	(983)
New Fortress Energy LLC	1,700	(22,032)
Noble Corp. PLC	5,800	(1,862)
Northern Oil and Gas, Inc.	91,200	(76,508)
Occidental Petroleum Corp.	8,862	(162,175)
Pembina Pipeline Corp.	1,500	(37,500)
Penn Virginia Corp.	2,400	(22,872)
Phillips 66	5,400	(388,260)
ProPetro Holding Corp.	7,400	(38,036)
Ramaco Resources, Inc.	1,900	(4,066)
Ring Energy, Inc.	15,600	(18,096)
Smart Sand, Inc.	8,700	(9,135)
Solaris Oilfield Infrastructure, Inc., Class A	6,800	(50,456)
Southwestern Energy Co.	139,900	(358,144)
Suncor Energy, Inc.	1,300	(21,918)
Talos Energy, Inc.	1,800	(16,560)
Targa Resources Corp.	48,400	(971,388)
TETRA Technologies, Inc.	18,900	(10,102)
Tidewater, Inc.	3,500	(19,565)
US Silica Holdings, Inc.	3,500	(12,635)
VAALCO Energy, Inc.	200	(248)
Williams Cos., Inc.	1,300	(24,726)
World Fuel Services Corp.	9,300	(239,568)

		(19,015,512)

Passenger Transportation — (0.0)%
Bristow Group, Inc.	333	(4,639)
Hawaiian Holdings, Inc.	100	(1,404)
JetBlue Airways Corp.	1,400	(15,260)
Spirit Airlines, Inc.	2,400	(42,720)
United Continental Holdings, Inc.	4,100	(141,901)

		(205,924)

Real Estate — (0.4)%
Alexandria Real Estate Equities, Inc.	800	(129,800)
Americold Realty Trust	43,500	(1,579,050)
Apple Hospitality REIT, Inc.	50,600	(488,796)
Braemar Hotels & Resorts, Inc.	3,722	(10,645)
Brixmor Property Group, Inc.	46,300	(593,566)
CBRE Group, Inc., Class A	4,400	(198,968)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chatham Lodging Trust	6,900	$(42,228)
Clipper Realty, Inc.	600	(4,860)
Colony Capital, Inc.	40,821	(97,970)
CoreCivic, Inc.	200	(1,872)
Corporate Office Properties Trust	300	(7,602)
Cousins Properties, Inc.	27,098	(808,333)
Crown Castle International Corp.	5,400	(903,690)
CyrusOne, Inc.	2,300	(167,325)
DiamondRock Hospitality Co.	45,100	(249,403)
Digital Realty Trust, Inc.	2,706	(384,550)
Duke Realty Corp.	900	(31,851)
Equinix, Inc.	200	(140,460)
Essential Properties Realty Trust, Inc.	15,500	(230,020)
Five Point Holdings LLC, Class A	500	(2,300)
Franklin Street Properties Corp.	1,000	(5,090)
Front Yard Residential Corp.	6,100	(53,070)
GEO Group, Inc.	200	(2,366)
Healthcare Realty Trust, Inc.	7,300	(213,817)
Healthcare Trust of America, Inc., Class A	9,700	(257,244)
Healthpeak Properties, Inc.	51,200	(1,411,072)
Hersha Hospitality Trust	3,100	(17,856)
Host Hotels & Resorts, Inc.	165,000	(1,780,350)
Howard Hughes Corp. (The)	1,100	(57,145)
Hudson Pacific Properties, Inc.	400	(10,064)
Invitation Homes, Inc.	11,600	(319,348)
Iron Mountain, Inc.	3,800	(99,180)
iStar, Inc.	16,000	(197,120)
JBG SMITH Properties	6,700	(198,119)
Jernigan Capital, Inc.	5,300	(72,504)
Jones Lang LaSalle, Inc.	3,300	(341,418)
Kilroy Realty Corp.	8,400	(493,080)
Kimco Realty Corp.	74,700	(959,148)
Kite Realty Group Trust	13,600	(156,944)
Life Storage, Inc.	600	(56,970)
Mack-Cali Realty Corp.	8,000	(122,320)
National Storage Affiliates Trust	3,600	(103,176)
New Senior Investment Group, Inc.	14,601	(52,856)
NexPoint Residential Trust, Inc.	4,600	(162,610)
Office Properties Income Trust	4,273	(110,970)
Park Hotels & Resorts, Inc.	30,088	(297,570)
Pebblebrook Hotel Trust	29,700	(405,702)
Pennsylvania REIT	9,400	(12,784)
Physicians Realty Trust	300	(5,256)
Piedmont Office Realty Trust, Inc., Class A	300	(4,983)
PotlatchDeltic Corp.	8,821	(335,463)
Prologis, Inc.	13,010	(1,214,223)
Regency Centers Corp.	6,200	(284,518)
Rexford Industrial Realty, Inc.	300	(12,429)
RLJ Lodging Trust	18,900	(178,416)
Sabra Health Care REIT, Inc.	190	(2,742)
Seritage Growth Properties	8,600	(98,040)
Service Properties Trust	12,000	(85,080)
STAG Industrial, Inc.	600	(17,592)
Sunstone Hotel Investors, Inc.	67	(546)
Taubman Centers, Inc.	8,000	(302,080)
Vornado Realty Trust	36,100	(1,379,381)
Washington Prime Group, Inc.	9,400	(7,903)
Washington Real Estate Investment Trust	3,000	(66,600)
Welltower, Inc.	46,000	(2,380,500)
Weyerhaeuser Co.	51,300	(1,152,198)
Wheeler Real Estate Investment Trust, Inc.	552	(966)
Whitestone REIT	1,800	(13,086)
Xenia Hotels & Resorts, Inc.	6,200	(57,846)

		(21,643,030)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — (0.0)%
Drive Shack, Inc.	10,367	$(19,179)
Virgin Galactic Holdings, Inc.	2,100	(34,314)

		(53,493)

Renewable Energy — (0.0)%
Enphase Energy, Inc.	21,900	(1,041,783)
First Solar, Inc.	900	(44,550)
FuelCell Energy, Inc.	46,729	(105,607)
Green Plains, Inc.	6,800	(69,462)
Pacific Ethanol, Inc.	2,200	(1,562)
SolarEdge Technologies, Inc.	100	(13,878)

		(1,276,842)

Retail - Consumer Staples — (0.1)%
BJ’s Wholesale Club Holdings, Inc.	18,200	(678,314)
Costco Wholesale Corp.	13,500	(4,093,335)
Five Below, Inc.	15,602	(1,668,010)
PriceSmart, Inc.	300	(18,099)
Rite Aid Corp.	15,288	(260,813)

		(6,718,571)

Retail - Discretionary — (0.4)%
American Eagle Outfitters, Inc.	16,600	(180,940)
Ascena Retail Group, Inc.	300	(438)
AutoNation, Inc.	2,100	(78,918)
Bed Bath & Beyond, Inc.	23,400	(248,040)
Big 5 Sporting Goods Corp.	4,117	(7,987)
BlueLinx Holdings, Inc.	2,100	(17,997)
Boot Barn Holdings, Inc.	1,000	(21,560)
Buckle, Inc.	11,300	(177,184)
Burlington Stores, Inc.	4,000	(787,720)
Carvana Co.	17,200	(2,067,440)
Cato Corp., Class A	3,900	(31,902)
Chewy, Inc., Class A	3,100	(138,539)
Chico’s FAS, Inc.	19,800	(27,324)
Designer Brands, Inc., Class A	14,800	(100,196)
Dillard’s, Inc., Class A	3,500	(90,265)
Express, Inc.	16,800	(25,872)
Foot Locker, Inc.	9,100	(265,356)
Francesca’s Holdings Corp.	26	(100)
Genesco, Inc.	3,400	(73,644)
Group 1 Automotive, Inc.	3,900	(257,283)
Guess?, Inc.	15,100	(146,017)
Hibbett Sports, Inc.	3,700	(77,478)
L Brands, Inc.	68,400	(1,023,948)
Lithia Motors, Inc., Class A	4,000	(605,320)
Lovesac Co. (The)	2,800	(73,444)
Lululemon Athletica, Inc.	12,900	(4,024,929)
Lumber Liquidators Holdings, Inc.	400	(5,544)
MarineMax, Inc.	100	(2,239)
Michaels Cos., Inc. (The)	33,900	(239,673)
Monro, Inc.	600	(32,964)
Nordstrom, Inc.	1,299	(20,122)
PetIQ, Inc.	5,400	(188,136)
PetMed Express, Inc.	4,100	(146,124)
Ross Stores, Inc.	20,400	(1,738,896)
Sally Beauty Holdings, Inc.	28,100	(352,093)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shoe Carnival, Inc.	700	$(20,489)
Signet Jewelers Ltd.	200	(2,054)
Sonic Automotive, Inc., Class A	500	(15,955)
Stitch Fix, Inc., Class A	300	(7,482)
Tiffany & Co.	16,300	(1,987,622)
TJX Cos., Inc.	123,600	(6,249,216)
Ulta Salon Cosmetics & Fragrance, Inc.	200	(40,684)
Urban Outfitters, Inc.	22,000	(334,840)

		(21,933,974)

Semiconductors — (0.2)%
Broadcom, Inc.	1,238	(390,725)
Brooks Automation, Inc.	600	(26,544)
Coherent, Inc.	3,100	(406,038)
Cohu, Inc.	2,200	(38,148)
Cree, Inc.	2,300	(136,137)
Diodes, Inc.	2,100	(106,470)
II-VI, Inc.	21,900	(1,034,118)
KLA Corp.	900	(175,032)
Lam Research Corp.	100	(32,346)
Lattice Semiconductor Corp.	1,300	(36,907)
Marvell Technology Group Ltd.	153,870	(5,394,682)
Microchip Technology, Inc.	500	(52,655)
Micron Technology, Inc.	200	(10,304)
MKS Instruments, Inc.	6,200	(702,088)
MoSys, Inc.	119	(218)
NVIDIA Corp.	800	(303,928)
ON Semiconductor Corp.	91,500	(1,813,530)
Texas Instruments, Inc.	1,800	(228,546)
Universal Display Corp.	2,100	(314,202)

		(11,202,618)

Software — (0.8)%
Adobe Systems, Inc.	6,400	(2,785,984)
Altair Engineering, Inc., Class A	1,400	(55,650)
Alteryx, Inc., Class A	13,900	(2,283,492)
ANSYS, Inc.	2,100	(612,633)
Appian Corp.	7,800	(399,750)
Avaya Holdings Corp.	19,000	(234,840)
Bandwidth, Inc., Class A	300	(38,100)
Bill.com Holdings, Inc.	200	(18,042)
Blackberry Ltd.	122,500	(599,025)
Cadence Design Systems, Inc.	700	(67,172)
Cerence Inc.	100	(4,084)
Change Healthcare, Inc.	2,600	(29,120)
Citrix Systems, Inc.	6,600	(976,206)
Cloudera, Inc.	57,671	(733,575)
Cloudflare, Inc., Class A	18,200	(654,290)
Computer Programs & Systems, Inc.	600	(13,674)
Coupa Software, Inc.	9,200	(2,548,768)
Datadog, Inc., Class A	7,500	(652,125)
DocuSign, Inc.	4,100	(706,061)
Dynatrace, Inc.	5,700	(231,420)
Elastic NV	10,100	(931,321)
Envestnet, Inc.	5,800	(426,532)
Fastly, Inc., Class A	6,900	(587,397)
FireEye, Inc.	1,900	(23,133)
Five9, Inc.	1,700	(188,139)
Health Catalyst, Inc.	3,300	(96,261)
Manhattan Associates, Inc.	300	(28,260)
MongoDB, Inc.	12,100	(2,738,714)
MTBC, Inc.	700	(5,803)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nuance Communications, Inc.	22,000	$(556,710)
Okta, Inc.	2,200	(440,506)
Open Text Corp.	1,100	(46,728)
Pareteum Corp.	29,664	(18,395)
Pegasystems, Inc.	2,400	(242,808)
Ping Identity Holding Corp.	6,900	(221,421)
PTC, Inc.	900	(70,011)
salesforce.com, Inc.	10,604	(1,986,447)
Simulations Plus, Inc.	200	(11,964)
Slack Technologies, Inc., Class A	75,300	(2,341,077)
Smartsheet, Inc., Class A	18,600	(947,112)
SolarWinds Corp.	100	(1,767)
Splunk, Inc.	24,000	(4,768,800)
Synopsys, Inc.	200	(39,000)
Tabula Rasa HealthCare, Inc.	5,100	(279,123)
Twilio, Inc., Class A	34,039	(7,468,837)
Upland Software, Inc.	3,800	(132,088)
Veeva Systems, Inc., Class A	2,500	(586,050)
Verint Systems, Inc.	4,600	(207,828)
VirnetX Holding Corp.	12,400	(80,600)
Yext, Inc.	700	(11,627)
Zoom Video Communications, Inc., Class A	21,300	(5,400,402)

		(44,528,872)

Specialty Finance — (0.1)%
Alliance Data Systems Corp.	9,471	(427,331)
Annaly Capital Management, Inc.	288,900	(1,895,184)
Apollo Commercial Real Estate Finance, Inc.	8,500	(83,385)
Arbor Realty Trust, Inc.	13,100	(121,044)
Arlington Asset Investment Corp., Class A	8,100	(24,057)
ARMOUR Residential REIT, Inc.	6,262	(58,800)
Capstead Mortgage Corp.	10,400	(57,096)
Cherry Hill Mortgage Investment Corp.	3,978	(35,882)
Colony Credit Real Estate, Inc.	4,600	(32,292)
Credit Acceptance Corp.	2,000	(838,020)
Dynex Capital, Inc.	5,234	(74,846)
Encore Capital Group, Inc.	4,500	(153,810)
Essent Group Ltd.	100	(3,627)
Fidelity National Information Services, Inc.	12,252	(1,642,871)
Global Payments, Inc.	10,200	(1,730,124)
Granite Point Mortgage Trust, Inc.	2,200	(15,796)
KKR Real Estate Finance Trust, Inc.	7,100	(117,718)
LendingClub Corp.	5,700	(25,935)
MoneyGram International, Inc.	12,400	(39,804)
Mr Cooper Group, Inc.	17,391	(216,344)
Ocwen Financial Corp.	3,700	(2,457)
PayPal Holdings, Inc.	300	(52,269)
Ready Capital Corp.	2	(17)
Redwood Trust, Inc.	1,300	(9,100)
Santander Consumer USA Holdings, Inc.	18,900	(347,949)
SLM Corp.	26,200	(184,186)
World Acceptance Corp.	400	(26,208)

		(8,216,152)

Technology Services — (0.1)%
Accenture PLC, Class A	2,900	(622,688)
CoStar Group, Inc.	300	(213,201)
EPAM Systems, Inc.	200	(50,402)
Equifax, Inc.	1,500	(257,820)
Insight Enterprises, Inc.	5,400	(265,680)
International Business Machines Corp.	20,800	(2,512,016)
LiveRamp Holdings, Inc.	800	(33,976)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
MAXIMUS, Inc.	200	$(14,090)
Nielsen Holdings PLC	2,500	(37,150)
Parsons Corp.	4,800	(173,952)
Riot Blockchain, Inc.	4,900	(10,878)
StarTek, Inc.	1,000	(5,080)
Thomson Reuters Corp.	41	(2,787)

		(4,199,720)

Telecommunications — (0.1)%
BCE, Inc.	1,800	(75,186)
Cincinnati Bell, Inc.	8,049	(119,528)
Consolidated Communications Holdings, Inc.	11,476	(77,692)
EchoStar Corp., Class A	700	(19,572)
Globalstar, Inc.	29,500	(9,635)
HC2 Holdings, Inc.	6,700	(22,378)
Rogers Communications, Inc., B Shares	700	(28,133)
Shenandoah Telecommunications Co.	3,200	(157,728)
T-Mobile US, Inc.	35,532	(3,700,658)
TELUS Corp.	1,100	(18,447)

		(4,228,957)

Transportation & Logistics — (0.1)%
Atlas Corp.	11,778	(89,513)
Canadian National Railway Co.	3,700	(327,709)
Canadian Pacific Railway Ltd.	800	(204,272)
CH Robinson Worldwide, Inc.	1,599	(126,417)
CryoPort, Inc.	3,800	(114,950)
FedEx Corp.	5,700	(799,254)
Golar LNG Ltd.	19,000	(137,560)
Kansas City Southern	1,000	(149,290)
Matson, Inc.	2,700	(78,570)
Navigator Holdings Ltd.	3,500	(22,505)
Saia, Inc.	700	(77,826)
Scorpio Bulkers, Inc.	310	(4,743)
Seanergy Maritime Holdings	43	(92)
Teekay Corp.	16,900	(40,560)
Teekay Tankers Ltd., Class A	537	(6,884)
Union Pacific Corp.	8,900	(1,504,723)
US Xpress Enterprises, Inc., Class A	1,400	(8,400)

		(3,693,268)

Transportation Equipment — (0.0)%
Cummins, Inc.	2,000	(346,520)
Meritor, Inc.	16,900	(334,620)
Navistar International Corp.	4,200	(118,440)
PACCAR, Inc.	1,400	(104,790)
Wabtec Corp.	4,475	(257,626)
Workhorse Group, Inc.	1,900	(33,041)

		(1,195,037)

Utilities — (0.1)%
Algonquin Power & Utilities Corp.	100	(1,294)
Avista Corp.	1,800	(65,502)
CenterPoint Energy, Inc.	200	(3,734)
Dominion Resources, Inc.	15,000	(1,217,700)
Essential Utilities, Inc.	2,100	(88,704)
Fortis, Inc.	300	(11,424)
Genie Energy Ltd., Class B	2,900	(21,344)
New Jersey Resources Corp.	2,000	(65,300)
NextEra Energy Partners LP	100	(5,128)
SJW Group	1,800	(111,798)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc.	15,100	$(377,349)
Spire, Inc.	1,300	(85,423)
TerraForm Power, Inc., Class A	4,800	(88,512)
Vistra Energy Corp.	76,500	(1,424,430)

		(3,567,642)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc.	10,500	(14,700)
Clean Harbors, Inc.	400	(23,992)
Energy Recovery, Inc.	3,800	(28,861)
Lightbridge Corp.	290	(1,302)
LiqTech International, Inc.	2,100	(11,466)
Pentair PLC	400	(15,196)
Stericycle, Inc.	11,200	(626,976)

		(722,493)

Total North America		(362,944,750)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	300	(196)

Banking — (0.0)%
Westpac Banking Corp., ADR	7,000	(87,570)

Total Oceania		(87,766)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	27,000	(161,460)

Asset Management — (0.0)%
XP, Inc., Class A	13,800	(579,738)

Banking — (0.0)%
Banco Santander Brasil SA, ADR	31,000	(161,820)
Banco Santander Chile, ADR	1,200	(19,680)
Itau CorpBanca, ADR	200	(770)

		(182,270)

Chemicals — (0.0)%
Braskem SA, ADR	2,800	(24,220)

Consumer Services — (0.0)%
Afya Ltd., Class A	2,600	(60,944)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	4,200	(9,156)

Forest & Paper Products — (0.0)%
Suzano de Papel e Celulose, ADR	4,500	(30,420)

Media — (0.0)%
Liberty Latin America Ltd., Class C	19,700	(185,968)

Metals & Mining — (0.0)%
Nexa Resources SA	1,300	(8,632)
Southern Copper Corp.	9,100	(361,907)

		(370,539)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA, ADR	1,000	(11,130)
Petroleo Brasileiro SA, ADR	14,800	(122,396)
Transportadora de Gas del Sur SA, ADR	1,500	(8,445)

		(141,971)

Passenger Transportation — (0.0)%

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Azul SA, ADR	200	$(2,236)

Retail - Consumer Staples — (0.0)%
IRSA Inversiones y Representaciones SA, ADR	100	(303)

Retail - Discretionary — (0.1)%
MercadoLibre, Inc.	5,000	(4,928,850)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	41,200	(1,456,008)
StoneCo Ltd., A Shares	30,600	(1,186,056)

		(2,642,064)

Technology Services — (0.0)%
Globant SA	1,900	(284,715)

Telecommunications — (0.0)%
Tim Participacoes SA, ADR	200	(2,588)

Utilities — (0.0)%
Central Puerto SA, ADR	5,100	(12,954)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,400	(266,954)
Cia Paranaense de Energia, ADR	1,500	(17,040)
Pampa Energia SA, ADR	11,900	(124,831)

		(421,779)

Total South America		(10,029,221)

TOTAL COMMON STOCK (PROCEEDS $412,188,354)		(421,580,169)

EXCHANGE-TRADED FUNDS — (0.2)%
Invesco QQQ Trust Series 1	31,200	(7,725,120)
iShares MSCI China ETF (c)	21,822	(1,428,250)
SPDR S&P 500 ETF Trust	600	(185,016)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $7,985,884)		(9,338,386)

WARRANTS — (0.0)%
Galectin Therapeutics, Inc.	1,340	0
Pulse Biosciences, Inc.	19	0

TOTAL SECURITIES SOLD SHORT — (7.5)% (PROCEEDS $420,174,238)		(430,918,555)

Footnote Legend:

(a)	All or a portion of this security is earmarked to cover obligations related to derivative financial instruments and other financial instruments.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security considered illiquid.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2020.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2020. Maturity date presented is the ultimate maturity.
(l)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Glenview Capital Partners (Cayman), Ltd., EJF Debt Opportunities Offshore Fund, Ltd., Aeolus Property Catastrophe Keystone PF Fund LP and PIMCO ILS Fund SP II are 6/1/2016, 9/4/2018, 1/2/2019 and 12/30/2019.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(m)	Assets, other than investments in securities, less liabilities other than securities sold short.
(o)	Security is valued using significant unobservable inputs.
(p)	All or a portion of the security represents an unsettled loan commitment at June 30, 2020 where the rate will be determined at time of settlement.
(r)	Rate disclosed, the 7 day net yield, is as of June 30, 2020.
(t)	When issued or delayed delivery security included.
(u)	Non-interest bearing bond.
(v)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(w)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Options Written Contracts Outstanding at June 30, 2020

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options Written
S&P 500 Index	2,550.00 USD	07/17/20	536	(166,175,544)	$(1,688,215)	$(173,801)	$1,514,414
S&P 500 Index	2,600.00 USD	07/17/20	190	(58,905,510)	(491,129)	(72,567)	418,562
S&P 500 Index	2,750.00 USD	07/31/20	195	(60,455,655)	(1,173,354)	(360,750)	812,604
S&P 500 Index	2,700.00 USD	09/18/20	199	(61,695,771)	(1,533,950)	(1,094,500)	439,450
S&P 500 Index	2,850.00 USD	09/30/20	185	(57,355,365)	(1,701,438)	(1,704,775)	(3,337)

					$(6,588,086)	$(3,406,393)	$3,181,693

Total Options Written Outstanding					$(6,588,086)	$(3,406,393)	$3,181,693

Reverse Repurchase Agreements Outstanding at June 30, 2020

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	0.75%	06/19/20	11/16/21	$4,223,438	$4,224,230
Barclays Bank plc	0.75%	06/19/20	11/16/21	4,420,000	4,420,829
Barclays Bank plc	0.75%	06/19/20	11/16/21	2,033,200	2,033,581
Barclays Bank plc	0.90%	06/19/20	11/16/21	1,069,900	1,070,141
Barclays Bank plc	1.00%	06/19/20	11/16/21	8,187,200	8,189,247
Barclays Bank plc	1.00%	06/15/20	11/10/21	737,098	737,405
Barclays Bank plc	1.00%	06/01/20	10/27/21	2,345,072	2,346,961
Barclays Bank plc	1.00%	06/15/20	11/10/21	1,195,093	1,195,591
Barclays Bank plc	1.00%	06/15/20	11/10/21	1,930,535	1,931,339
Barclays Bank plc	1.00%	05/29/20	10/27/21	1,314,773	1,315,832
Barclays Bank plc	1.00%	06/09/20	11/04/21	1,175,709	1,176,395
Barclays Bank plc	1.00%	06/09/20	11/04/21	2,901,016	2,902,708
Barclays Bank plc	1.00%	06/15/20	11/10/21	1,740,415	1,741,140
Barclays Bank plc	1.00%	06/09/20	11/04/21	3,585,826	3,587,918
Barclays Bank plc	1.25%	06/10/20	11/04/21	7,737,108	7,742,750
Barclays Bank plc	1.25%	06/17/20	07/17/20	6,125,000	6,127,765
Barclays Bank plc	1.25%	06/17/20	07/17/20	5,737,500	5,740,090
Barclays Bank plc	1.25%	06/17/20	07/17/20	5,875,000	5,877,652
Barclays Bank plc	1.25%	06/17/20	07/17/20	6,010,000	6,012,713
Barclays Bank plc	1.25%	06/17/20	07/17/20	2,148,000	2,148,970
Barclays Bank plc	1.25%	06/17/20	07/17/20	3,012,500	3,013,860
Barclays Bank plc	1.25%	06/17/20	07/17/20	9,604,375	9,608,710
Barclays Bank plc	1.25%	06/17/20	07/17/20	300,437	300,573
Barclays Bank plc	1.25%	05/29/20	10/27/21	8,324,659	8,333,041

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	1.25%	06/10/20	11/04/21	$7,341,127	$7,346,480
Barclays Bank plc	1.25%	06/17/20	07/17/20	2,925,000	2,926,320
Barclays Bank plc	1.25%	06/17/20	07/17/20	1,931,250	1,932,122
Barclays Bank plc	1.25%	06/17/20	07/17/20	1,087,188	1,087,679
Barclays Bank plc	1.25%	06/17/20	07/17/20	820,875	821,246
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	1,861,000	1,864,034
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	5,076,000	5,084,275
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	4,991,000	4,999,136
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	9,383,000	9,398,296
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	5,739,000	5,748,356
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	241,000	241,393
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	5,371,000	5,379,756
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	4,991,000	4,999,136
BNP Paribas Securities Corp.	2.17%	06/05/20	07/08/20	9,714,000	9,729,249
BNP Paribas Securities Corp.	2.17%	06/04/20	07/08/20	6,502,000	6,512,600
BNP Paribas Securities Corp.	2.19%	06/15/20	07/08/20	199,000	199,194
BNP Paribas Securities Corp.	2.19%	06/18/20	07/08/20	724,000	724,574
BNP Paribas Securities Corp.	2.42%	06/30/20	07/08/20	3,833,000	3,833,258
Credit Suisse International	0.75%	06/01/20	10/27/21	1,244,880	1,245,632
Credit Suisse International	0.75%	06/09/20	11/04/21	3,577,140	3,578,705
Credit Suisse International	0.75%	05/29/20	10/27/21	2,399,359	2,400,809
Credit Suisse International	0.75%	05/29/20	10/27/21	2,516,800	2,518,321
Credit Suisse International	0.75%	05/29/20	10/27/21	1,309,490	1,310,281
Credit Suisse International	0.95%	06/09/20	11/04/21	1,672,560	1,673,487
Credit Suisse International	0.95%	06/09/20	11/04/21	7,727,200	7,731,482
Credit Suisse International	0.95%	06/09/20	11/04/21	2,044,200	2,045,333
Credit Suisse Securities (USA) LLC	0.95%	06/09/20	11/04/21	1,222,920	1,223,598
Goldman Sachs Bank USA	2.48%	06/08/20	07/09/20	674,000	675,066
Goldman Sachs Bank USA	2.48%	06/08/20	07/09/20	6,340,000	6,350,026
Goldman Sachs Bank USA	2.48%	06/08/20	07/09/20	6,508,000	6,518,292
Goldman Sachs Bank USA	2.48%	06/08/20	07/09/20	497,000	497,786
Goldman Sachs Bank USA	2.48%	06/08/20	07/09/20	6,714,000	6,724,618
Goldman Sachs Bank USA	2.48%	06/08/20	07/09/20	4,163,000	4,169,583
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	1,523,000	1,525,105
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	15,136,000	15,156,920
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	5,385,000	5,392,443
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	12,447,000	12,464,204
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	4,637,000	4,643,409
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	898,000	899,241
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	3,565,000	3,569,927
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	6,094,000	6,102,423
Goldman Sachs Bank USA	2.49%	06/11/20	07/09/20	9,753,000	9,766,480
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	603,000	604,049
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	817,000	818,423
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	591,000	592,029
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	1,010,000	1,011,759
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	505,000	505,879
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	736,000	737,281
Goldman Sachs Bank USA	2.73%	06/08/20	07/09/20	1,399,000	1,401,436
HSBC Bank PLC	2.18%	05/19/20	11/19/20	5,928,571	5,944,012
HSBC Bank PLC	2.18%	05/19/20	05/18/23	5,928,571	5,944,012
HSBC Bank PLC	2.18%	05/19/20	11/19/21	5,928,571	5,944,012
HSBC Bank PLC	2.18%	05/19/20	05/19/22	5,928,571	5,944,012
HSBC Bank PLC	2.18%	05/19/20	05/19/21	5,928,571	5,944,012
HSBC Bank PLC	2.18%	05/19/20	11/21/22	5,928,571	5,944,012
JPMorgan Chase Bank, N.A.	0.45%	05/29/20	10/27/21	955,760	956,106
JPMorgan Chase Bank, N.A.	0.45%	06/09/20	11/04/21	2,787,161	2,787,893
JPMorgan Chase Bank, N.A.	0.45%	05/29/20	10/27/21	2,445,609	2,446,496
JPMorgan Chase Bank, N.A.	0.60%	06/15/20	11/10/21	723,049	723,230
JPMorgan Chase Bank, N.A.	0.75%	06/15/20	11/10/21	3,879,727	3,880,939
JPMorgan Chase Bank, N.A.	0.75%	06/15/20	11/10/21	1,152,105	1,152,465
JPMorgan Chase Bank, N.A.	0.90%	06/16/20	07/15/20	13,683,754	13,688,543

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	0.90%	06/16/20	07/15/20	$15,601,669	$15,607,130
JPMorgan Chase Bank, N.A.	0.90%	06/16/20	07/15/20	15,087,071	15,092,351
JPMorgan Chase Bank, N.A.	1.05%	06/19/20	11/16/21	723,609	723,799
JPMorgan Chase Bank, N.A.	1.10%	06/09/20	11/04/21	645,038	645,452
JPMorgan Chase Bank, N.A.	1.15%	06/19/20	11/16/21	1,567,984	1,568,435
JPMorgan Chase Bank, N.A.	1.30%	06/16/20	07/15/20	5,821,190	5,824,133
JPMorgan Chase Bank, N.A.	1.30%	06/16/20	07/15/20	5,279,684	5,282,353
JPMorgan Chase Bank, N.A.	1.30%	06/16/20	07/15/20	8,353,206	8,357,429
JPMorgan Chase Bank, N.A.	1.30%	06/16/20	07/15/20	2,904,652	2,906,120
JPMorgan Chase Bank, N.A.	1.30%	06/16/20	07/15/20	9,573,822	9,578,662
JPMorgan Chase Bank, N.A.	1.40%	06/16/20	07/15/20	68,123,889	68,160,978
JPMorgan Chase Bank, N.A.	1.40%	06/16/20	07/15/20	9,303,490	9,308,555
JPMorgan Chase Bank, N.A.	1.45%	06/19/20	11/16/21	1,519,541	1,520,092
JPMorgan Chase Bank, N.A.	1.45%	06/10/20	11/04/21	7,291,152	7,297,319
JPMorgan Chase Bank, N.A.	1.45%	06/12/20	11/10/21	6,574,098	6,578,070
JPMorgan Chase Bank, N.A.	1.45%	06/10/20	11/04/21	7,698,932	7,705,444
JPMorgan Chase Bank, N.A.	1.50%	06/19/20	11/16/21	3,633,986	3,635,349
JPMorgan Chase Bank, N.A.	1.50%	05/28/20	10/26/21	16,934,903	16,956,071
JPMorgan Chase Bank, N.A.	1.50%	05/28/20	10/26/21	19,543,883	19,568,312
JPMorgan Chase Bank, N.A.	1.50%	06/19/20	11/16/21	14,980,365	14,985,983
JPMorgan Chase Bank, N.A.	1.50%	05/08/20	10/26/21	10,961,770	10,975,472
JPMorgan Chase Bank, N.A.	1.50%	05/28/20	10/26/21	3,497,836	3,502,208
JPMorgan Chase Bank, N.A.	1.50%	05/28/20	10/26/21	7,387,988	7,397,223
JPMorgan Chase Bank, N.A.	1.50%	05/28/20	10/26/21	7,716,563	7,726,209
JPMorgan Chase Bank, N.A.	1.50%	05/28/20	10/26/21	7,886,194	7,896,052
JPMorgan Chase Bank, N.A.	2.69%	06/17/20	07/16/20	2,989,000	2,992,131
JPMorgan Chase Bank, N.A.	3.19%	06/17/20	07/16/20	2,291,000	2,293,846
JPMorgan Chase Bank, N.A.	3.19%	06/17/20	07/16/20	2,562,000	2,565,182
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.44%	06/22/20	07/21/20	858,000	858,523
RBC (Barbados) Trading Bank Corporation	1.39%	06/19/20	07/20/20	7,951,000	7,954,694
RBC (Barbados) Trading Bank Corporation	2.57%	06/19/20	07/20/20	1,175,000	1,176,005
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	890,000	894,928
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	480,000	482,658
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	1,219,000	1,225,749
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	260,000	261,440
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	2,308,000	2,320,779
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	1,556,000	1,564,615
RBC (Barbados) Trading Bank Corporation	3.62%	05/07/20	08/07/20	912,000	917,049
Royal Bank of Canada	0.25%	06/22/20	07/21/20	13,508,000	13,508,750
Royal Bank of Canada	3.32%	06/19/20	09/18/20	4,844,000	4,849,355

Total Reverse Repurchase Agreements Outstanding				$641,787,949	$642,425,221

Futures Contracts Outstanding at June 30, 2020

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Futures
3 Month Eurodollar	139	ICE	39,248,845 EUR	06/14/21	$8,105
3 Month Eurodollar	68	ICE	19,209,993 EUR	09/13/21	5,703
3 Month Eurodollar	60	ICE	16,933,378 EUR	12/13/21	6,535
90 Day Eurodollar	543	CME	135,459,539 USD	06/14/21	46,110
90 Day Eurodollar	3	CME	748,501 USD	09/13/21	186
90 Day Eurodollar	418	CME	104,257,358 USD	12/13/21	33,641
90 Day Eurodollar	5	CME	1,241,201 USD	06/19/23	4,799
90 Day Eurodollar	13	CME	3,227,447 USD	09/18/23	10,853
90 Day Eurodollar	4	CME	993,207 USD	12/18/23	2,643
90 Day Eurodollar	5	CME	1,240,076 USD	03/18/24	4,299
90 Day Eurodollar	4	CME	990,860 USD	12/16/24	3,040

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
90 Day Sterling	623	ICE	97,541,385 GBP	06/16/21	$36,299
90 Day Sterling	272	ICE	42,621,939 GBP	12/15/21	24,873
Aluminum	6	LME	224,910 USD	09/14/20	17,490
Amsterdam Index	5	Euronext	635,887 EUR	07/17/20	(9,020)
Australian 10-Year Bond	41	SFE	4,155,472 AUD	09/15/20	20,366
Australian dollar Currency	8	CME	552,913 USD	09/14/20	(913)
Brent Crude	86	ICE	3,525,285 USD	07/31/20	23,935
Brent Crude	1	ICE	43,555 USD	09/30/20	(1,995)
Brent Crude	8	ICE	301,591 USD	10/30/20	32,489
Brent Crude	23	ICE	947,136 USD	10/29/21	66,244
British Pound Currency	12	CME	946,828 USD	09/14/20	(17,053)
CAC40 Index	3	Euronext	166,225 EUR	07/17/20	(1,083)
California Carbon	25	ICE	417,508 USD	07/28/20	(1,507)
California Carbon	825	ICE	13,901,498 USD	08/26/20	(132,248)
California Carbon	2,245	ICE	37,753,414 USD	09/25/20	(217,014)
Canadian 10-Year Bond	39	CDE	4,358,916 CAD	09/21/20	(10,258)
CBOE Volatility Index	5	CFE	165,802 USD	09/16/20	(6,927)
CBOT E-mini Dow Jones Industrial Average	11	CBOT	1,416,559 USD	09/18/20	(3,664)
Cocoa	173	ICE	3,804,041 USD	09/15/20	(22,261)
Coffee	58	ICE	2,118,133 USD	09/18/20	78,617
Copper	125	COMEX	8,337,040 USD	09/28/20	189,523
Corn	1,036	CBOT	17,279,188 USD	12/14/20	876,712
Cotton	227	ICE	6,782,519 USD	12/08/20	127,361
Crude Palm Oil	12	MYX	164,393 MYR	09/15/20	(3,135)
DAX Index	3	Eurex	1,039,659 EUR	09/18/20	(1,969)
E-mini Russell 2000	37	CME	2,543,216 USD	09/18/20	116,344
Euro BOBL	300	Eurex	45,481,908 EUR	09/08/20	106,221
Euro BTP	16	Eurex	2,564,958 EUR	09/08/20	25,879
Euro OAT	27	Eurex	5,068,083 EUR	09/08/20	22,235
Euro Stoxx 50	273	Eurex	9,898,709 EUR	09/18/20	(4,253)
Euro-Bund	211	Eurex	41,590,029 EUR	09/08/20	242,997
Euro-Schatz	901	Eurex	113,658,178 EUR	09/08/20	55,259
FTSE 100 Index	12	ICE	921,834 GBP	09/18/20	(4,450)
FTSE/MIB Index	5	IDEM	546,322 EUR	09/18/20	(6,078)
Gasoline	126	NYMEX	6,546,891 USD	07/31/20	(188,553)
Gold 100 OZ	12	COMEX	2,075,861 USD	08/27/20	84,739
Hang Seng China Enterprises Index	7	HKFE	445,310 HKD	07/30/20	(9,616)
KOSPI 200 Index	7	KRX FM	422,019 KRW	09/10/20	(11,735)
Lean Hogs	339	CME	7,081,889 USD	08/14/20	(434,099)
LIVE Cattle	272	CME	10,477,645 USD	08/31/20	(2,925)
Long Gilt	18	ICE	3,027,958 GBP	09/28/20	8,460
Low Sulphar Gasoil	95	ICE	3,366,858 USD	08/12/20	8,017
Low Sulphar Gasoil	12	ICE	440,729 USD	11/12/20	(1,829)
MSCI Singapore Index	24	SGX	517,556 SGD	07/29/20	(7,981)
MSCI Taiwan Index	14	SGX	601,457 USD	07/30/20	4,323
NASDAQ 100 E-Mini	10	CME	1,980,009 USD	09/18/20	49,442
Natural Gas	394	NYMEX	6,742,472 USD	07/29/20	156,468
Natural Gas	2	NYMEX	56,185 USD	02/24/21	(1,405)
Natural Gas	6	NYMEX	151,365 USD	03/29/21	(2,925)
New Zealand Dollar Currency	11	CME	708,603 USD	09/14/20	1,447
Nickel	3	LME	222,428 USD	09/14/20	7,990
NY Harbor ULSD	103	NYMEX	5,168,983 USD	07/31/20	(36,184)
OMXS30 Index	24	Nasdaq OMX	423,968 SEK	07/17/20	254
S&P 500 E-mini	67	CME	10,283,826 USD	09/18/20	68,344
S&P/TSX 60 Index	6	CDE	794,594 CAD	09/17/20	24,948
Silver	3	COMEX	267,412 USD	09/28/20	12,143
Soybean	235	CBOT	10,279,147 USD	11/13/20	87,291
Soybean	524	CBOT	15,396,092 USD	12/14/20	109,067
Soybean Oil	795	CBOT	13,941,806 USD	12/14/20	(199,437)
SPI 200	3	SFE	302,652 AUD	09/17/20	1,600
Sugar	736	ICE	9,892,142 USD	09/30/20	(33,275)
Swiss Franc Currency	5	CME	659,989 USD	09/14/20	1,261

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Swiss Market Index	15	Eurex	1,599,672 CHF	09/18/20	$(21,878)
Topix	29	OSE	4,353,980 JPY	09/10/20	(159,883)
U.S. Treasury 10-Year Note	239	CBOT	33,140,897 USD	09/21/20	121,181
U.S. Treasury 2-Year Note	546	CBOT	120,493,097 USD	09/30/20	79,059
U.S. Treasury 5-Year Note	434	CBOT	54,452,895 USD	09/30/20	119,215
U.S. Treasury Long Bond	17	CBOT	3,004,287 USD	09/21/20	31,275
U.S. Treasury Ultra Bond	1	CBOT	212,563 USD	09/21/20	5,593
Wheat	239	CBOT	5,881,884 USD	09/14/20	(5,471)
WTI Crude	66	NYMEX	2,573,183 USD	07/21/20	18,637
WTI Crude	5	NYMEX	193,972 USD	09/22/20	3,428
WTI Crude	15	NYMEX	587,995 USD	10/20/20	5,705
WTI Crude	21	NYMEX	664,903 USD	11/20/20	168,377
WTI Crude	65	NYMEX	2,561,360 USD	11/19/21	92,590
Zinc	3	LME	150,874 USD	09/14/20	2,576

					$1,901,164

Short Futures
3 Month Eurodollar	17	ICE	(4,799,929) EUR	12/14/20	$(302)
3 Month Eurodollar	109	ICE	(30,779,801) EUR	03/15/21	(9,382)
90 Day Eurodollar	39	CME	(9,716,448) USD	09/14/20	(7,715)
90 Day Eurodollar	55	CME	(13,693,318) USD	12/14/20	(16,807)
90 Day Eurodollar	423	CME	(105,491,200) USD	03/15/21	(47,300)
90 Day Eurodollar	23	CME	(5,729,015) USD	06/14/21	(10,635)
90 Day Eurodollar	18	CME	(4,483,703) USD	09/13/21	(8,422)
90 Day Eurodollar	15	CME	(3,734,236) USD	12/13/21	(8,264)
90 Day Eurodollar	11	CME	(2,736,371) USD	03/14/22	(8,679)
90 Day Eurodollar	17	CME	(4,227,137) USD	06/13/22	(14,363)
90 Day Eurodollar	12	CME	(2,985,369) USD	09/19/22	(8,031)
90 Day Eurodollar	7	CME	(1,741,244) USD	12/19/22	(4,206)
90 Day Eurodollar	4	CME	(996,427) USD	03/13/23	(773)
90 Day Eurodollar	3	CME	(744,267) USD	06/17/24	(1,983)
90 Day Sterling	90	ICE	(14,002,806) GBP	12/16/20	(3,787)
90 Day Sterling	439	ICE	(68,826,340) GBP	03/17/21	(24,484)
90 Day Sterling	50	ICE	(7,697,442) GBP	09/15/21	(843)
Brent Crude	63	ICE	(2,736,467) USD	08/28/20	128,897
Brent Crude	9	ICE	(390,867) USD	10/30/20	15,027
British Pound Currency	10	CME	(780,122) USD	09/14/20	5,309
Canadian Dollar Currency	37	CME	(2,721,377) USD	09/15/20	(2,563)
CBOE Volatility Index	13	CFE	(441,345) USD	07/22/20	39,970
CBOE Volatility Index	9	CFE	(299,947) USD	08/19/20	13,522
Cocoa	211	ICE	(4,629,866) USD	12/15/20	19,516
Coffee	73	ICE	(2,724,818) USD	12/18/20	(107,126)
Copper	127	COMEX	(8,523,718) USD	12/29/20	(183,719)
Corn	1,148	CBOT	(19,820,598) USD	03/12/21	(915,152)
Cotton	254	ICE	(7,686,821) USD	03/09/21	(128,759)
Euro FX Currency	37	CME	(5,257,088) USD	09/14/20	52,344
Euro Stoxx 50	48	Eurex	(1,737,445) EUR	09/18/20	4,231
Gasoline	126	NYMEX	(6,524,979) USD	08/31/20	241,259
Japanese Yen Currency	8	CME	(934,359) USD	09/14/20	7,259
Lean Hogs	377	CME	(7,615,988) USD	10/14/20	174,008
LIVE Cattle	304	CME	(12,058,503) USD	10/30/20	(68,056)
Low Sulphar Gasoil	99	ICE	(3,555,290) USD	09/10/20	1,190
Low Sulphar Gasoil	6	ICE	(215,498) USD	10/12/20	(2,452)
MSCI Emerging Market	9	ICE	(431,505) USD	09/18/20	(12,060)
Natural Gas	413	NYMEX	(7,284,445) USD	08/27/20	(104,125)
NY Harbor ULSD	97	NYMEX	(4,959,410) USD	08/31/20	55,944
S&P 500 E-mini	39	CME	(5,896,118) USD	09/18/20	(129,773)
Soybean	254	CBOT	(16,274,316) USD	01/14/21	(73,499)
Soybean	660	CBOT	(14,315,700) USD	01/14/21	(128,611)
Soybean Oil	804	CBOT	(14,200,441) USD	01/14/21	206,017
Sugar	819	ICE	(11,506,952) USD	02/26/21	(14,085)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Swiss Franc Currency	13	CME	(1,717,867) USD	09/14/20	$(1,383)
U.S. Treasury 10-Year Note	112	CBOT	(15,541,604) USD	09/21/20	(45,646)
Wheat	290	CBOT	(7,259,036) USD	12/14/20	23,536
WTI Crude	59	NYMEX	(2,306,769) USD	08/20/20	(14,291)

					$(1,119,247)

Total Futures Contracts Outstanding					$781,917

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2020

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,500,000	USD	1,748,800	State Street Bank and Trust Company	09/15/20	$(23,128)
BRL	427,971,300	USD	84,400,000	Citibank N.A.	07/02/20	(6,369,260)
BRL	213,985,650	USD	39,956,241	Citibank N.A.	08/04/20	(999,375)
CAD	190,000	USD	142,205	State Street Bank and Trust Company	09/15/20	(2,228)
CHF	946,744	USD	1,002,374	Morgan Stanley & Co. LLC	09/16/20	(872)
CLP	40,000,000	USD	51,881	State Street Bank and Trust Company	09/15/20	(3,125)
CNH	142,100,000	USD	20,300,000	Citibank N.A.	02/03/21	(414,727)
CNH	800,000	USD	112,867	State Street Bank and Trust Company	09/15/20	(155)
CZK	2,750,000	USD	117,612	State Street Bank and Trust Company	09/15/20	(1,609)
EUR	22,974,708	USD	26,176,463	State Street Bank and Trust Company	09/15/20	(323,558)
EUR	3,380,105	USD	3,828,339	Morgan Stanley & Co. LLC	09/16/20	(24,440)
GBP	9,400,000	USD	11,990,922	State Street Bank and Trust Company	09/15/20	(338,533)
HKD	22,250,000	USD	2,868,691	State Street Bank and Trust Company	09/15/20	1,293
IDR	1,800,000,000	USD	125,453	State Street Bank and Trust Company	09/15/20	(460)
INR	1,507,612,500	USD	20,250,000	JPMorgan Chase Bank, N.A.	01/04/21	(652,483)
INR	1,686,598,200	USD	22,679,085	JPMorgan Chase Bank, N.A.	01/06/21	(759,536)
MXN	1,644,445,605	USD	75,900,000	Goldman Sachs International	07/09/20	(4,715,885)
MXN	5,100,000	USD	229,585	State Street Bank and Trust Company	09/15/20	(9,828)
NOK	2,900,000	USD	303,588	State Street Bank and Trust Company	09/15/20	(2,168)
RUB	45,182,371	USD	632,091	Deutsche Bank AG	09/16/20	(2,456)
RUB	6,000,000	USD	86,367	State Street Bank and Trust Company	09/15/20	(2,759)
SEK	11,815,728	USD	1,280,768	State Street Bank and Trust Company	09/15/20	(11,483)
SGD	940,001	USD	679,491	State Street Bank and Trust Company	09/15/20	(4,772)
THB	215,330,718	USD	6,751,767	JPMorgan Chase Bank, N.A.	09/16/20	214,791
TRY	1,068,000	USD	152,299	State Street Bank and Trust Company	09/15/20	367
USD	1,572,379	AUD	2,250,000	State Street Bank and Trust Company	09/15/20	19,274
USD	80,044,489	BRL	427,971,300	Citibank N.A.	07/02/20	2,013,749
USD	1,018,643	CHF	960,000	State Street Bank and Trust Company	09/15/20	3,101
USD	6,898,716	CHF	6,508,446	Morgan Stanley & Co. LLC	09/16/20	13,833
USD	19,867,179	CNH	142,100,000	Citibank N.A.	02/03/21	(18,094)
USD	7,365,801	EUR	6,731,000	Citibank N.A.	07/24/20	(200,055)
USD	1,909,271	EUR	1,736,080	Deutsche Bank AG	09/16/20	(44,336)
USD	30,594,901	EUR	26,852,708	State Street Bank and Trust Company	09/15/20	378,172
USD	641,329	EUR	569,694	Morgan Stanley & Co. LLC	09/16/20	207
USD	3,044,688	EUR	2,699,000	Citibank N.A.	09/23/20	6,806
USD	203,381	GBP	157,000	Citibank N.A.	08/28/20	8,776
USD	9,507,643	GBP	7,781,000	Citibank N.A.	08/24/20	(136,857)
USD	12,668,658	GBP	9,933,954	State Street Bank and Trust Company	09/15/20	354,370
USD	2,417,441	GBP	1,930,000	State Street Bank and Trust Company	09/16/20	24,919
USD	2,229,048	GBP	1,785,009	Citibank N.A.	07/15/20	17,063
USD	199,712	HKD	1,549,000	State Street Bank and Trust Company	09/15/20	(90)
USD	9,951,891	IDR	153,607,440,199	Bank Of America, N.A.	09/16/20	(488,915)
USD	22,680,000	INR	1,686,598,200	JPMorgan Chase Bank, N.A.	01/06/21	760,451
USD	652,122	KRW	782,400,000	State Street Bank and Trust Company	09/15/20	534
USD	116,768	MYR	500,000	State Street Bank and Trust Company	09/15/20	389
USD	260,633	NOK	2,433,334	State Street Bank and Trust Company	09/15/20	7,717
USD	274,829	RUB	20,178,776	Deutsche Bank AG	09/16/20	(6,370)
USD	11,789,193	RUB	865,830,342	JPMorgan Chase Bank, N.A.	09/16/20	(276,504)
USD	19,917,107	RUB	1,462,065,025	Morgan Stanley Capital Services, Inc.	09/16/20	(457,364)
USD	4,682,420	RUB	343,935,489	Bank Of America, N.A.	09/16/20	(110,460)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,279,063	SEK	11,800,000	State Street Bank and Trust Company	09/15/20	$11,467
USD	458,657	SGD	634,501	State Street Bank and Trust Company	09/15/20	3,221
USD	3,374,734	THB	107,687,758	Bank Of America, N.A.	09/16/20	(109,270)
USD	3,373,753	THB	107,642,960	JPMorgan Chase Bank, N.A.	09/16/20	(108,801)
USD	2,686,407	ZAR	45,000,000	State Street Bank and Trust Company	09/15/20	112,812

Total Forward Foreign Currency Exchange Contracts Outstanding						$(12,666,644)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Penerbangan Malaysia Berhad	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	8,627,000 USD	$(131,251)	$(228,570)	$97,319
Republic of Korea	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	9,486,000 USD	(320,829)	(310,262)	(10,567)
Republic of Korea	(1.00)%	3M	6/21/2024	Credit Suisse Securities (USA) LLC	10,272,167 USD	(324,131)	(345,038)	20,907
Republic of Saudi Arabia	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	6,100,000 USD	(2,492)	162,152	(164,644)
Republic of Saudi Arabia	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	6,100,000 USD	(2,493)	130,750	(133,243)
Republic of Saudi Arabia	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	8,900,000 USD	(3,637)	300,997	(304,634)
Republic of Saudi Arabia	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	14,800,000 USD	(6,047)	487,494	(493,541)
Republic of Saudi Arabia	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	7,400,000 USD	(3,024)	347,498	(350,522)
Republic of Saudi Arabia	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	7,400,000 USD	(3,023)	331,480	(334,503)
Republic Of South Africa	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	27,242,000 USD	2,199,335	35,566	2,163,769
Republic of Turkey	(1.00)%	3M	9/22/2020	Credit Suisse Securities (USA) LLC	4,178,000 USD	15,270	333,472	(318,202)
Republic of Turkey	(1.00)%	3M	12/21/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	226,713	87,706	139,007
Republic of Turkey	(1.00)%	3M	6/21/2025	Credit Suisse Securities (USA) LLC	291,000 USD	48,635	66,010	(17,375)
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	14,521,000 USD	95,191	22,185	73,006
United Mexican States	(1.00)%	3M	6/21/2023	Credit Suisse Securities (USA) LLC	8,000,000 USD	6,792	907	5,885

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$1,795,009	$1,422,347	$372,662

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.31	(1.00)%	3M	6/20/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,640,000 USD	$164,514	$592,200	$(427,686)
CDX.NA.HY.33	(5.00)%	3M	12/20/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,700,000 USD	124,018	1,313,415	(1,189,397)
iTraxx Europe Crossover Series 32	(5.00)%	3M	12/20/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,000,000 EUR	(2,110,495)	2,553,545	(4,664,040)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(1,821,963)	$4,459,160	$(6,281,123)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.33	1.00%	3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	13,775,000 USD	$(646,151)	$(1,494,588)	$848,437
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	29,370,000 USD	116,619	2,147,179	(2,030,560)
CDX.NA.HY.34	5.00%	3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	9,975,000 USD	(72,665)	(346,617)	273,952
iTraxx Europe Crossover Series 29	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	40,990,378 EUR	1,055,786	4,384,998	(3,329,212)
iTraxx Europe Crossover Series 31	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,485,362 EUR	367,347	1,047,513	(680,166)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$820,936	$5,738,485	$(4,917,549)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/21/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$215,860	$520,876	$(305,016)
Republic of South Africa	(1.00)%	3M	6/21/2022	Morgan Stanley Capital Services LLC	300,000 USD	7,195	17,362	(10,167)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$223,055	$538,238	$(315,183)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	$220,433	$374,805	$(154,372)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	J.P. Morgan Securities LLC	7,363,000 USD	1,472,820	71,578	1,401,242
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	1,129,169	453,500	675,669
CMBX.NA.BBB-.8	(3.00)%	1M	10/18/2057	Morgan Stanley Capital Services LLC	69,000 USD	15,712	14,170	1,542
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Credit Suisse International	10,000 USD	1,944	594	1,350
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Goldman Sachs International	177,000 USD	34,410	5,120	29,290

Total OTC Credit Default Swaps on Index (Buy Protection)						$2,874,488	$919,767	$1,954,721

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.12	0.50%	1M	08/18/61	Morgan Stanley Capital Services LLC	AAA	2,313,000 USD	$(7,464)	$5,001	$(12,465)
CMBX.NA.AAA.23	0.50%	1M	12/17/72	Barclays Bank PLC	AAA	4,269,000 USD	(53,267)	(26,448)	(26,819)
CMBX.NA.AAA.23	0.50%	1M	12/17/72	J.P. Morgan Securities LLC	AAA	6,687,000 USD	(83,437)	(57,674)	(25,763)
CMBX.NA.AAA.23	0.50%	1M	12/17/72	Morgan Stanley Capital Services LLC	AAA	12,326,000 USD	(153,798)	(86,788)	(67,010)
CMBX.NA.AAA.4	0.96%	1M	02/22/51	Merrill Lynch Capital Services, Inc.	AAA	2,130,984 USD	(698,341)	(287,569)	(410,772)
CMBX.NA.AAA.4	0.96%	1M	02/22/51	Morgan Stanley Capital Services LLC	AAA	1,350,191 USD	(442,469)	(282,919)	(159,550)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Citigroup Global Markets, Inc.	BBB-	3,084,000 USD	(616,892)	(126,351)	(490,541)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	JPMorgan Chase Bank, N.A.	BBB-	183,000 USD	(36,606)	(7,051)	(29,555)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Goldman Sachs Bank USA	BBB-	1,096,000 USD	(219,233)	(30,005)	(189,228)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Goldman Sachs International	BBB-	18,066,000 USD	(3,613,741)	(682,643)	(2,931,098)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Goldman Sachs International	BBB-	1,069,000 USD	(213,832)	(52,498)	(161,334)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	Citigroup Global Markets, Inc.	BBB-	5,737,000 USD	(1,172,517)	(386,983)	(785,534)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	JPMorgan Chase Bank, N.A.	BBB-	6,396,000 USD	(1,307,202)	(389,660)	(917,542)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(1,532,835)	(620,026)	(912,809)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Citigroup Global Markets, Inc.	BBB-	1,022,000 USD	(232,715)	(53,690)	(179,025)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Credit Suisse International	BBB-	2,763,000 USD	$(629,150)	$(346,476)	$(282,674)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Credit Suisse International	BBB-	286,000 USD	(65,124)	(20,492)	(44,632)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Goldman Sachs International	BBB-	1,294,000 USD	(294,651)	(72,380)	(222,271)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Goldman Sachs International	BBB-	232,000 USD	(52,828)	(5,855)	(46,973)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	(491,844)	(114,150)	(377,694)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	JPMorgan Chase Bank, N.A.	BBB-	1,025,000 USD	(233,398)	(60,824)	(172,574)
CMBX.NA.BBB-.9	3.00%	1M	09/18/58	J.P. Morgan Securities LLC	BBB-	187,000 USD	(36,354)	(962)	(35,392)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(12,187,698)	$(3,706,443)	$(8,481,255)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at June 30, 2020

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Acacia Communications, Inc.	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	17,065,000 USD	$(267,500)
Acacia Communications, Inc.	07/13/21	M	0.68%	JPMorgan Chase Bank, N.A.	13,041,687 USD	(204,433)
Advanced Disposal Services, Inc.	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	6,178,610 USD	(155,713)
Advanced Disposal Services, Inc.	04/19/21	M	0.43%	Goldman Sachs International	18,594,048 USD	(468,606)
American Express Co.	03/21/22	M	0.43%	Goldman Sachs International	16,809,636 USD	(716,742)
Arthur J Gallagher & Co.	03/21/22	M	0.43%	Goldman Sachs International	2,527,623 USD	19,596
Bank Of America Corp.	04/19/22	M	0.57%	Goldman Sachs International	4,977,869 USD	(175,904)
Bank of New York Mellon Corp.	03/21/22	M	0.43%	Goldman Sachs International	13,768,349 USD	42,881
Brookfield Asset Management	03/21/22	M	0.43%	Goldman Sachs International	20,782,744 USD	(894,661)
Caesars Entertainment Corp.	06/29/21	M	0.58%	JPMorgan Chase Bank, N.A.	13,262,041 USD	43,878
Caesars Entertainment Corp.	06/28/21	M	0.43%	Goldman Sachs International	9,182,754 USD	30,381
Cineplex, Inc.	12/20/21	M	0.77%	Goldman Sachs International	3,818,819 CAD	(699,286)
Cineplex, Inc.	03/07/22	M	1.07%	JPMorgan Chase Bank, N.A.	618,257 CAD	(113,213)
Colony Capital, Inc.	03/23/22	M	0.43%	Goldman Sachs International	8,215,994 USD	(718,509)
CyrusOne Inc.	03/22/22	M	0.43%	Goldman Sachs International	9,939,652 USD	(418,787)
Danaher Corp.	03/10/21	M	1.08%	Morgan Stanley Capital Services LLC	4,003,200 USD	(13,216)
Delphi Technologies PLC	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	10,225,839 USD	220,543
E*Trade Financial Corp.	04/06/22	M	0.43%	Goldman Sachs International	44,881,251 USD	836,582
Egypt Government Bond	02/01/21	M	0.00%	Goldman Sachs International	10,248,119 USD	138,888
Equinix, Inc.	06/08/22	M	0.57%	Goldman Sachs International	6,629,801 USD	49,072
Fidelity National Info Services	03/21/22	M	0.43%	Goldman Sachs International	30,526,898 USD	(1,067,727)
First Midwest Bancorp, Inc.	03/23/22	M	0.43%	Goldman Sachs International	13,188,981 USD	(453,148)
Fitbit, Inc.	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	2,138,473 USD	30,214
Fitbit, Inc.	11/03/21	M	0.43%	Goldman Sachs International	16,159,136 USD	228,308

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fleetcor Technologies, Inc.	03/21/22	M	0.43%	Goldman Sachs International	6,813,886 USD	$(330,448)
Georgian Government Bonds	09/22/20	M	0.00%	Credit Suisse International	25,449,512 USD	413,875
Global Payments, Inc.	06/24/22	M	0.57%	Goldman Sachs International	14,008,041 USD	(322,760)
GRUBHUB INC	06/15/22	M	0.43%	Goldman Sachs International	22,820,839 USD	1,469,920
Hudson Pacific Properties, Inc.	03/23/22	M	0.43%	Goldman Sachs International	8,728,554 USD	84,063
Indonesia Government Bond	05/18/21	3M	0.00%	Bank of America, N.A.	7,344,615 USD	317,836
Indonesia Government Bond	05/21/21	3M	0.00%	Bank of America, N.A.	2,943,894 USD	285,724
Ingenico Group	02/07/22	M	0.01%	JPMorgan Chase Bank, N.A.	41,405,863 EUR	3,619,162
JP Morgan Chase & Co.	03/21/22	M	0.43%	Goldman Sachs International	4,556,732 USD	(126,694)
Laboratory Corporation of Amer Holdings	03/16/22	M	0.58%	Morgan Stanley Capital Services LLC	9,697,974 USD	59,327
Mastercard, Inc.	03/21/22	M	0.43%	Goldman Sachs International	8,982,807 USD	(257,882)
MSHCCXBI	07/29/20	M	0.58%	Morgan Stanley Capital Services LLC	10,256,884 USD	(143,090)
Netent AB	06/29/22	M	0.40%	Goldman Sachs International	71,600,059 SEK	(312,957)
Osram Licht AG	12/08/21	M	0.01%	JPMorgan Chase Bank, N.A.	12,934,579 EUR	—
Pacific Biosciences of California, Inc.	11/04/20	M	0.43%	Goldman Sachs International	1,131,478 USD	(34,961)
PNC Financial Services Group	03/22/22	M	0.43%	Goldman Sachs International	29,119,483 USD	(898,584)
Portola Pharmaceuticals, Inc.	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	7,188,000 USD	8,000
Portola Pharmaceuticals, Inc.	05/09/22	M	0.68%	JPMorgan Chase Bank, N.A.	2,337,663 USD	2,602
Portola Pharmaceuticals, Inc.	05/09/22	M	0.43%	Goldman Sachs International	10,479,206 USD	11,663
Progressive Corp.	03/25/22	M	0.57%	Goldman Sachs International	6,313,254 USD	(55,462)
Qiagen N.V.	03/07/22	M	0.01%	JPMorgan Chase Bank, N.A.	18,547,694 EUR	225,250
Ukraine Government Bond	07/10/20	3M	0.00%	Citigroup Global Markets Ltd	813,013 USD	(51,977)
Ukraine Government Bond	07/08/20	3M	0.00%	Bank of America, N.A.	3,866,158 USD	3,646,921
Repsol S.A	05/25/22	M	0.46%	Morgan Stanley Capital Services LLC	10,469 EUR	(371)
Repsol S.A	05/25/22	M	0.16%	Morgan Stanley Capital Services LLC	190,289 EUR	(9,096)
Sanofi	07/27/21	M	0.55%	Morgan Stanley Capital Services LLC	11,169,182 EUR	(321,032)
Signature Bank	03/23/22	M	0.43%	Goldman Sachs International	20,247,501 USD	72,217
SS&C Technologies Holdings, Inc.	06/15/22	M	0.57%	Goldman Sachs International	9,574,688 USD	(62,496)
TD Ameritrade Holding Corp.	11/30/21	M	0.43%	Goldman Sachs International	37,155,056 USD	(2,795,602)
Terraform Power, Inc.	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	4,393,296 USD	(149,588)
Tiffany & Co.	11/30/21	M	0.43%	Goldman Sachs International	23,728,441 USD	5,839
Umpqua Holdings Corp.	03/23/22	M	0.43%	Goldman Sachs International	10,401,090 USD	(475,428)
Unilever N.V	06/15/22	M	0.11%	Goldman Sachs International	16,409,934 EUR	(757,644)
Valley National Bancorp	03/23/22	M	0.43%	Goldman Sachs International	6,704,291 USD	34,469
Veritex Holdings, Inc.	03/23/22	M	0.43%	Goldman Sachs International	11,670,210 USD	190,985
Visa Inc Class A Shares	03/21/22	M	0.43%	Goldman Sachs International	1,565,334 USD	(14,372)
Western Alliance Bancorp	03/23/22	M	0.43%	Goldman Sachs International	9,318,842 USD	(260,717)
Willis Towers Watson PLC	03/11/22	M	0.68%	JPMorgan Chase Bank, N.A.	32,005,517 USD	542,046
Willis Towers Watson PLC	03/04/22	M	0.43%	Morgan Stanley Capital Services LLC	14,525,250 USD	246,000
Wright Medical Group NV	11/08/21	M	0.43%	Goldman Sachs International	37,658,483 USD	(189,112)
WSFS Financial Corp.	03/23/22	M	0.43%	Goldman Sachs International	10,867,189 USD	599,293
Zions Bancorp	03/23/22	M	0.43%	Goldman Sachs International	22,628,138 USD	(1,101,650)

Total Buys						$(1,563,833)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Sells
American Equity Investment Life Holdings	03/29/22	M	0.17%	Goldman Sachs International	10,473,861 USD	$(676,898)
AON PLC	03/04/22	M	0.17%	Morgan Stanley Capital Services LLC	14,748,626 USD	(298,441)
AON PLC	04/05/22	M	0.22%	JPMorgan Chase Bank, N.A.	32,495,645 USD	(657,556)
BancorpSouth Bank	09/23/20	M	0.17%	Goldman Sachs International	6,214,368 USD	(55,141)
BancorpSouth Bank	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	3,509,185 USD	(31,137)
Borgwarner Inc.	03/04/22	M	0.17%	Morgan Stanley Capital Services LLC	10,150,411 USD	(302,025)
Brookfield Renewable Partner	06/08/22	M	8.73%	JPMorgan Chase Bank, N.A.	155,848 USD	5,250
Brookfield Renewable Partner	03/04/22	M	7.75%	Morgan Stanley Capital Services LLC	4,119,019 USD	138,769
Capitol Federal Financial, Inc.	09/23/20	M	0.17%	Goldman Sachs International	9,708,285 USD	(35,399)
Cathay General Bancorp	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	13,387,181 USD	288,860
Charles Schwab Corp.	11/30/21	M	0.32%	Goldman Sachs International	36,028,922 USD	2,651,222
Coresite Realty Corp.	06/08/22	M	0.17%	Goldman Sachs International	1,514,731 USD	(5,904)
Digital Realty Trust, Inc.	03/09/22	M	0.17%	Goldman Sachs International	5,844,842 USD	—
Eldorado Resorts, Inc.	06/29/21	M	1.20%	JPMorgan Chase Bank, N.A.	3,587,760 USD	103,501
Eldorado Resorts, Inc.	06/28/21	M	2.94%	Goldman Sachs International	2,982,705 USD	86,046
EVERTEC, Inc.	06/30/21	M	0.17%	Goldman Sachs International	14,583,151 USD	118,395
Evolution Gaming Group	06/29/22	M	0.54%	Goldman Sachs International	71,399,343 SEK	236,804
Financial Select Sector SPDR Fund	03/21/22	M	0.32%	Goldman Sachs International	32,998,739 USD	486,646
Financial Select Sector SPDR Fund	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	1,027,710 USD	24,707
First Commonwealth Financial Corp.	10/14/20	M	0.17%	Goldman Sachs International	2,959,453 USD	(62,035)
First Commonwealth Financial Corp.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	2,096,354 USD	(43,943)
First Financial Bancorp	09/23/20	M	0.17%	Goldman Sachs International	5,103,064 USD	(78,337)
First Hawaiian, Inc.	03/09/22	M	0.17%	Goldman Sachs International	7,319,250 USD	218,301
First Interstate BancSystem, Inc.	09/23/20	M	0.17%	Goldman Sachs International	1,859,660 USD	26,643
First Interstate BancSystem, Inc.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	906,618 USD	12,989
Flagstar Bancorp, Inc.	05/24/22	M	0.17%	Goldman Sachs International	2,584,179 USD	(52,866)
Fulton Financial Corp.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	3,319,874 USD	43,560
Genworth Financial, Inc.	07/06/20	M	0.17%	Morgan Stanley Capital Services LLC	95,313 USD	10,631
Glaxosmithkline PLC	09/29/21	M	0.30%	Morgan Stanley Capital Services LLC	4,328,324 GBP	27,387
Huntington Bancshares, Inc.	10/20/20	M	0.17%	Goldman Sachs International	2,302,614 USD	246,871
Janus Henderson Group PLC	09/09/21	M	0.17%	Goldman Sachs International	18,460,307 USD	912,234
Just Eat Takeaway	06/15/22	M	0.96%	Goldman Sachs International	19,493,653 EUR	(1,507,325)
Keycorp.	06/15/22	M	0.17%	Goldman Sachs International	7,311,963 USD	650,490
Lazard Ltd.	06/28/21	M	0.17%	Goldman Sachs International	7,794,075 USD	265,588
Merck KGaA	07/27/21	M	0.35%	Morgan Stanley Capital Services LLC	1,886,288 EUR	(42,908)
Meridian Bancorp, Inc.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	1,972,596 USD	(72,276)
Morgan Stanley	04/06/22	M	0.32%	Goldman Sachs International	44,271,683 USD	(859,644)
MSHCCIHF	07/29/20	M	0.27%	Morgan Stanley Capital Services LLC	9,255,938 USD	(22,729)
MSHCCIHI	07/29/20	M	0.27%	Morgan Stanley Capital Services LLC	9,905,733 USD	(36,501)
MSHCCXLV	07/29/20	M	0.27%	Morgan Stanley Capital Services LLC	5,151,228 USD	(11,564)
MSHCSERV	07/29/20	M	0.37%	Morgan Stanley Capital Services LLC	4,287,163 USD	(29,598)
National Bank Holdings Corp.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	6,079,328 USD	(49,942)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
New York Community Bancorp	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	5,402,692 USD	$129,251
NewStar Financial, Inc.	07/06/20	M	0.08%	Morgan Stanley Capital Services LLC	7,444 USD	—
Northwest Bancshares, Inc.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	924,028 USD	(8,205)
Northwest Bancshares, Inc.	12/16/20	M	0.17%	Goldman Sachs International	2,232,842 USD	(19,828)
People’s United Financial, Inc.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	8,255,807 USD	188,266
Preferred Bank	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	9,560,941 USD	(564,771)
Prosperity Bancshares, Inc.	03/16/22	M	0.17%	Goldman Sachs International	14,542,005 USD	425,538
Provident Financial Services	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	538,589 USD	(44,815)
S & T Bancorp, Inc.	09/23/20	M	0.17%	Goldman Sachs International	1,973,631 USD	(53,598)
Sandy Spring Bancorp, Inc.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	2,230,092 USD	79,832
Simmons First National Corp.	01/20/21	M	0.17%	Goldman Sachs International	6,991,957 USD	60,764
SPDR S&P 500 ETF Trust	06/14/22	M	0.07%	Goldman Sachs International	23,688,378 USD	(154,943)
SPDR S&P Regional Banking ETF	07/23/20	M	1.39%	Morgan Stanley Capital Services LLC	28,871,042 USD	789,985
SPDR S&P Regional Banking ETF	02/08/21	M	0.62%	Goldman Sachs International	4,140,561 USD	113,296
SVB Financial Group	03/25/22	M	0.17%	Goldman Sachs International	6,662,090 USD	132,393
Synchrony Financial	06/03/21	M	0.17%	Goldman Sachs International	8,812,292 USD	603,785
T Rowe Price Group, Inc.	03/11/22	M	0.17%	Goldman Sachs International	14,373,240 USD	218,905
TrustCo Bank Corp.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	4,736,032 USD	(154,520)
Unilever PLC	06/15/22	M	0.44%	Goldman Sachs International	14,815,463 GBP	677,143
US BanCorp.	03/09/22	M	0.17%	Goldman Sachs International	15,892,984 USD	582,161
Vornado Realty Trust	04/29/22	M	0.17%	Goldman Sachs International	11,367,169 USD	275,761
Waddell & Reed Financial	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	10,908,377 USD	(56,557)
Washington Federal, Inc.	07/23/20	M	0.32%	Morgan Stanley Capital Services LLC	16,997,089 USD	(522,184)
Western Union Co.	08/04/21	M	0.17%	Goldman Sachs International	4,603,670 USD	27,516
Worldline SA	02/07/22	M	0.76%	JPMorgan Chase Bank, N.A.	34,188,883 EUR	(3,608,886)
Worldline SA	02/07/22	M	0.96%	Goldman Sachs International	63,978 EUR	(6,753)

Total Sells						$732,261

Total OTC Total Return Swaps Outstanding						$(831,572)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2020

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month EUR LIBOR	0.04%	3M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,200,000 EUR	$132,019	$—	$132,019
Pays	3-Month USD LIBOR	0.27%	3M/6M	08/3/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,616,000 USD	133,023	—	133,023
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,588,605 USD	65,104	—	65,104

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,141,220 USD	$18,037	$—	$18,037
Pays	3-Month USD LIBOR	0.33%	3M/6M	07/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,371,000 USD	188,875	—	188,875
Pays	3-Month USD LIBOR	0.36%	3M/6M	06/30/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,347,000 USD	52,578	—	52,578
Pays	3-Month USD LIBOR	0.41%	3M/6M	06/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,970,800 USD	325,768	—	325,768
Pays	3-Month USD LIBOR	0.44%	3M/6M	07/24/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,032,440 USD	34,644	—	34,644
Pays	3-Month USD LIBOR	0.46%	3M/6M	07/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,362,800 USD	15,130	—	15,130
Pays	3-Month USD LIBOR	0.50%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,932,800 USD	16,702	—	16,702
Pays	3-Month USD LIBOR	0.57%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,060,000 USD	278,359	—	278,359
Pays	3-Month USD LIBOR	0.78%	3M/6M	06/9/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000,000 USD	801,847	—	801,847
Pays	3-Month USD LIBOR	0.88%	3M/6M	03/12/2035	Morgan Stanley Capital Services LLC	700,000 USD	8,886	—	8,886
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	6,000,000 USD	13,611	—	13,611
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/10/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	869,400	—	869,400
Pays	3-Month USD LIBOR	1.26%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,235,000 USD	116,919	—	116,919
Pays	3-Month USD LIBOR	1.44%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,408,000 USD	152,930	583	152,347

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.46%	3M/6M	05/12/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,809,000 USD	$1,157,252	$—	$1,157,252
Pays	3-Month USD LIBOR	1.64%	3M/6M	11/25/2026	Morgan Stanley Capital Services LLC	2,047,000 USD	158,132	—	158,132
Pays	3-Month USD LIBOR	1.66%	3M/6M	02/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	320,977	—	320,977
Pays	3-Month USD LIBOR	1.67%	3M/6M	02/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	1,028,751	—	1,028,751
Pays	3-Month USD LIBOR	1.80%	3M/6M	07/27/2026	Morgan Stanley Capital Services LLC	3,312,000 USD	278,177	(13)	278,190
Pays	3-Month USD LIBOR	1.80%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	3,479,000 USD	291,486	2,244	289,242
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	5,096,173	—	5,096,173
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	159,249	(11,818)	171,067
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/28/2024	Morgan Stanley & Co. LLC	2,597,000 USD	175,184	(12,569)	187,753
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	1,615,491	—	1,615,491
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/28/2024	Morgan Stanley & Co. LLC	2,130,000 USD	146,907	(11,027)	157,934
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/28/2024	Morgan Stanley & Co. LLC	2,097,000 USD	149,014	(10,927)	159,941
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	3,626,939	—	3,626,939
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	189,323	—	189,323
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	189,401	(11,405)	200,806
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	220,880	2,511	218,369

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	$227,726	$—	$227,726
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	295,580	(1,411)	296,991
Pays	3-Month USD LIBOR	2.40%	3M/6M	05/27/2026	Morgan Stanley Capital Services LLC	2,366,000 USD	279,333	—	279,333
Pays	3-Month USD LIBOR	2.41%	3M/6M	04/27/2026	Morgan Stanley Capital Services LLC	3,899,000 USD	456,148	(26,506)	482,654
Pays	3-Month USD LIBOR	2.58%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	292,961	—	292,961
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley Capital Services LLC	3,187,500 USD	404,023	(21,811)	425,834
Pays	3-Month USD LIBOR	2.66%	3M/6M	01/26/2026	Morgan Stanley Capital Services LLC	1,905,000 USD	242,024	412	241,612
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	179,178	(1,314)	180,492
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	353,411	—	353,411
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	424,316	—	424,316
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	302,905	—	302,905
Pays	28-Days MXN TIIE	4.73%	28D/28D	09/15/2022	Credit Suisse Securities (USA) LLC	160,919,976 MXN	52,448	—	52,448
Pays	28-Days MXN TIIE	5.41%	28D/28D	09/11/2025	Credit Suisse Securities (USA) LLC	143,672,947 MXN	153,531	—	153,531
Pays	28-Days MXN TIIE	6.15%	28D/28D	09/5/2030	Credit Suisse Securities (USA) LLC	162,920,366 MXN	254,633	—	254,633
Receives	6-Month EUR LIBOR	0.01%	6M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 EUR	(1,658)	—	(1,658)
Receives	6-Month EUR LIBOR	0.04%	6M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000 EUR	(3)	—	(3)
Receives	6-Month EUR LIBOR	0.04%	6M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	999,000 EUR	(3,510)	—	(3,510)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month EUR LIBOR	0.08%	12M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 EUR	$(5,631)	$—	$(5,631)
Receives	6-Month EUR LIBOR	0.15%	12M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 EUR	(39,694)	—	(39,694)
Receives	6-Month EUR LIBOR	0.16%	12M/6M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,200,000 EUR	(33,704)	—	(33,704)
Receives	3-Month USD LIBOR	0.40%	6M/3M	08/4/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,941,000 USD	(89,206)	—	(89,206)
Receives	3-Month USD LIBOR	0.62%	6M/3M	08/5/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,512,706 USD	14,514	—	14,514
Receives	3-Month USD LIBOR	0.65%	6M/3M	06/8/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	(117,260)	—	(117,260)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	28,704	—	28,704
Receives	3-Month USD LIBOR	0.67%	6M/3M	07/24/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,438,980 USD	(10,543)	—	(10,543)
Receives	3-Month USD LIBOR	0.68%	6M/3M	07/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	713,880 USD	(2,419)	—	(2,419)
Receives	3-Month USD LIBOR	0.70%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,605,000 USD	(21,795)	—	(21,795)
Receives	3-Month USD LIBOR	0.74%	6M/3M	03/19/2027	Morgan Stanley Capital Services LLC	19,099,000 USD	(374,298)	—	(374,298)
Receives	3-Month USD LIBOR	0.77%	6M/3M	03/25/2027	Morgan Stanley Capital Services LLC	13,006,000 USD	(284,624)	—	(284,624)
Receives	3-Month USD LIBOR	0.79%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,347,000 USD	(94,859)	—	(94,859)
Receives	3-Month USD LIBOR	0.82%	6M/3M	07/16/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,975,000 USD	(214,099)	—	(214,099)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.88%	6M/3M	05/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,800,000 USD	$26,173	$—	$26,173
Receives	3-Month USD LIBOR	0.94%	6M/3M	06/28/2052	Merrill Lynch, Pierce, Fenner & Smith, Inc.	200,000 USD	1,469	—	1,469
Receives	3-Month USD LIBOR	0.95%	6M/3M	06/7/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,000 USD	(1,042)	—	(1,042)
Receives	3-Month USD LIBOR	0.95%	6M/3M	06/27/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	(2,045)	—	(2,045)
Receives	3-Month USD LIBOR	1.03%	6M/3M	06/8/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	240,000 USD	(5,135)	—	(5,135)
Receives	3-Month USD LIBOR	1.04%	6M/3M	06/6/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	360,000 USD	(4,811)	—	(4,811)
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley Capital Services LLC	1,500,000 USD	(68,460)	—	(68,460)
Receives	3-Month USD LIBOR	1.13%	6M/3M	06/8/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	550,000 USD	(12,181)	—	(12,181)
Receives	3-Month USD LIBOR	1.14%	6M/3M	06/8/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	200,000 USD	(4,498)	—	(4,498)
Receives	3-Month USD LIBOR	1.18%	6M/3M	06/10/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	550,000 USD	(5,993)	—	(5,993)
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	(289,342)	—	(289,342)
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley Capital Services LLC	10,000,000 USD	(436,869)	—	(436,869)
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(221,811)	—	(221,811)
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley Capital Services LLC	3,140,000 USD	(255,421)	—	(255,421)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.51%	6M/3M	09/25/2029	Morgan Stanley Capital Services LLC	2,000,000 USD	$(166,373)	$—	$(166,373)
Receives	3-Month USD LIBOR	1.52%	6M/3M	02/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	(349,102)	—	(349,102)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	(1,022,755)	—	(1,022,755)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	(232,077)	—	(232,077)
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/4/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(1,577,662)	—	(1,577,662)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,580,000 USD	(259,794)	—	(259,794)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	(523,383)	—	(523,383)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	(325,211)	—	(325,211)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	(109,938)	—	(109,938)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(203,995)	—	(203,995)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(128,740)	6,115	(134,855)
Receives	3-Month USD LIBOR	1.57%	6M/3M	02/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	(546,483)	—	(546,483)
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	(618,554)	—	(618,554)
Receives	3-Month USD LIBOR	1.58%	6M/3M	02/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	(371,043)	—	(371,043)
Receives	3-Month USD LIBOR	1.59%	6M/3M	04/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,118,000 USD	(363,200)	—	(363,200)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.60%	6M/3M	12/9/2024	Morgan Stanley Capital Services LLC	11,333,700 USD	$(661,868)	$—	$(661,868)
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(547,218)	—	(547,218)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(550,343)	—	(550,343)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(139,643)	4,658	(144,301)
Receives	3-Month USD LIBOR	1.62%	6M/3M	04/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,222,000 USD	(325,906)	—	(325,906)
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/8/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	(3,157,588)	—	(3,157,588)
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(426,526)	—	(426,526)
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	(665,455)	—	(665,455)
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(737,658)	—	(737,658)
Receives	3-Month USD LIBOR	1.72%	6M/3M	02/19/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	(204,256)	—	(204,256)
Receives	3-Month USD LIBOR	1.73%	6M/3M	12/16/2026	Morgan Stanley Capital Services LLC	3,500,000 USD	(292,216)	—	(292,216)
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/17/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(4,512,228)	—	(4,512,228)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/26/2029	Morgan Stanley Capital Services LLC	1,000,000 USD	(108,088)	43	(108,131)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/25/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(364,656)	—	(364,656)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley Capital Services LLC	2,500,000 USD	$(138,808)	$—	$(138,808)
Receives	3-Month USD LIBOR	1.84%	6M/3M	01/22/2025	Morgan Stanley Capital Services LLC	5,000,000 USD	(348,737)	—	(348,737)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley Capital Services LLC	8,000,000 USD	(448,358)	—	(448,358)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(105,095)	—	(105,095)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(255,315)	—	(255,315)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	(141,164)	—	(141,164)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	(195,477)	—	(195,477)
Receives	3-Month USD LIBOR	1.98%	6M/3M	07/25/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(499,218)	—	(499,218)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley Capital Services LLC	5,000,000 USD	(387,312)	—	(387,312)
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/28/2027	Morgan Stanley & Co. LLC	2,100,000 USD	(251,112)	11,201	(262,313)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(164,720)	—	(164,720)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(210,791)	—	(210,791)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	(82,038)	4,800	(86,838)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/26/2025	Morgan Stanley Capital Services LLC	5,250,000 USD	(539,009)	31,222	(570,231)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	$(124,057)	$—	$(124,057)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(359,388)	—	(359,388)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(180,054)	—	(180,054)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley Capital Services LLC	3,000,000 USD	(208,718)	—	(208,718)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	(612,715)	—	(612,715)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(370,966)	24,111	(395,077)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(299,962)	—	(299,962)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(2,715,079)	—	(2,715,079)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(180,882)	—	(180,882)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(183,865)	—	(183,865)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	(377,971)	—	(377,971)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(370,818)	—	(370,818)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(203,338)	—	(203,338)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/30/2027	Morgan Stanley & Co. LLC	300,000 USD	(42,985)	—	(42,985)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	$(799,492)	$—	$(799,492)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(435,386)	—	(435,386)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	(177,341)	—	(177,341)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(528,418)	—	(528,418)
Receives	3-Month USD LIBOR	2.83%	6M/3M	02/26/2025	Morgan Stanley Capital Services LLC	1,496,000 USD	(175,689)	(171,226)	(4,463)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(605,456)	—	(605,456)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(2,891,582)	—	(2,891,582)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(280,477)	—	(280,477)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(3,569,096)	—	(3,569,096)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/23/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,107,691)	—	(1,107,691)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(449,405)	(1,053)	(448,352)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(21,094,610)	$(193,180)	$(20,901,430)

Abbreviation Legend:
1M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended June 30, 2020 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2020, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2020, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the mitigation of market risk and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended June 30, 2020.

The ongoing COVID-19 pandemic and restrictions on non-essential businesses have caused disruption in the U.S. and global economies. Despite significant market rebounds across many asset classes in the second quarter of 2020, the continued rapid development of this situation and uncertainty regarding potential economic recovery precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying this filing are based on the information available as of June 30, 2020, including judgments about the financial market and economic conditions which may change over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2020, the total fair value of Level 3 investments was $97,229,533. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for Blackstone’s investments incorporates the changes in fair value of those investments as determined under U.S. GAAP. The decrease in Fund investments for the period ended June 30, 2020 was primarily from the unrealized depreciation in the fair value of underlying investments driven by the impact of COVID-19. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2020, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2020, the Fund had $65,283 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2020,the Fund had no outstanding commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2020, the face value of open reverse repurchase agreements for the Fund was $641,787,949.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of June 30, 2020, the market value of security loaned for the Fund amounted to $4,070,205 and the Fund had received cash collateral of $3,773,700.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 became effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Fund has evaluated the impact of this guidance and the cumulative effect was immaterial for the Fund.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$830,848,927	$8,145,266	$1,217,580	$840,211,773
Preferred Stock	229,682	—	—	229,682
Rights	134,950	—	—	134,950
Asset-Backed Securities	—	376,633,678	—	376,633,678
Convertible Bonds	—	3,375,413	—	3,375,413
Bank Debt	—	250,615,245	51,296,705	301,911,950
Corporate Bonds & Notes	—	463,942,280	1,589,944	465,532,224
Sovereign Debt	—	899,547,468	42,711,429	942,258,897
Mortgage-Backed Securities	—	1,159,664,226	—	1,159,664,226

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

Assets:	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	$—	$16,286,788	$—	$16,286,788
U.S. Treasury Obligations	—	224,670,576	—	224,670,576
Municipals	—	25,557,470	—	25,557,470
Exchange-Traded Funds	5,854,147	—	—	5,854,147
Warrants	12,496,134	—	—	12,496,134
Purchased Options	1,714,778	—	—	1,714,778
Short-Term Investment - Money Market Funds	65,283	—	—	65,283
Subtotal	$851,343,901	$3,428,438,410	$96,815,658	$4,376,597,969
Investments Valued at NAV				415,884,272
Total Investments in Securities	$851,343,901	$3,428,438,410	$96,815,658	$4,792,482,241
Futures Contracts	4,450,217	—	—	4,450,217
Forward Foreign Currency Exchange Contracts	—	3,953,312	—	3,953,312
Centrally Cleared Credit Default Swaps	—	4,420,220	—	4,420,220
OTC Credit Default Swaps	—	3,097,543	—	3,097,543
OTC Total Return Swaps	—	23,921,150	413,875	24,335,025
Centrally Cleared Interest Rate Swaps	—	22,016,245	—	22,016,245
Total Assets	$855,794,118	$3,485,846,880	$97,229,533	$4,854,754,803

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$420,187,991	$1,392,178	$—	$421,580,169
Exchange-Traded Funds	9,338,386	—	—	9,338,386
Total Securities Sold Short	429,526,377	1,392,178	—	430,918,555
Options Written	3,406,393	—	—	3,406,393
Reverse Repurchase Agreements	—	642,425,221	—	642,425,221
Futures Contracts	3,668,300	—	—	3,668,300
Forward Foreign Currency Exchange Contracts	—	16,619,956	—	16,619,956
Centrally Cleared Credit Default Swaps	—	3,626,238	—	3,626,238
OTC Credit Default Swaps	—	12,187,698	—	12,187,698
OTC Total Return Swaps	—	25,166,597	—	25,166,597
Centrally Cleared Interest Rate Swaps	—	43,110,855	—	43,110,855
Total Liabilities	$436,601,070	$744,528,743	$—	$1,181,129,813

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated schedule of investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity(1)(3)	N/A	—	N/A	—	N/A	75,055,956	75,055,956

Credit- Driven(2)(3)	N/A	—	N/A	211,850,000	12 months	—	211,850,000

Event- Driven(4)(5)	20,820,649	—	N/A	9,632,019	N/A	119,346,297	128,978,316

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3)	Investments are redeemable quarterly upon 30 — 60 days written notice.

(4)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(5)	Investments are redeemable semi-annually upon 60 — 90 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Bank Debt	Corporate Bonds & Notes	Sovereign Debt	Common Stock	OTC Total Return Swaps	Total
Balance as of March 31, 2020	$164,166,827	$135,160	$91,747,567	$—	$22,581	$256,072,135
Transfers In	148,776	—	—	—	—	148,776
Transfers Out	(98,909,850)	—	—	—	—	(98,909,850)
Purchases	12,212,334	1,412,000	—	920,795	—	14,545,129
Sales	(34,105,605)	—	(50,593,479)	—	—	(84,699,084)
Amortization	332,136	—	253,530	—	—	585,666
Net realized gain (loss)	(1,478,580)	—	18,584	—	—	(1,459,996)
Net change in unrealized appreciation (depreciation)	8,930,667	42,784	1,285,227	296,785	391,294	10,946,757

Balance as of June 30, 2020	51,296,705	1,589,944	42,711,429	1,217,580	413,875	97,229,533

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2020	8,594,408	42,784	502,786	296,785	391,294	9,828,057

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2020 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2020.

Assets	Fair Value at June 30, 2020	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$51,296,705	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	1,589,944	Broker-dealer Quotations	Indicative Bid	N/A
Sovereign Debt	42,711,429	Broker-dealer Quotations	Indicative Bid	N/A
Common Stock	1,217,580	Broker-dealer Quotations	Indicative Bid	N/A
OTC Total Return Swaps	413,875	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$97,229,533